    As filed with the Securities and Exchange Commission on April 29, 2003.
                                                      Registration No. 333-83558


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 3

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                         formerly, FNAL Variable Account
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK formerly, First North America Life Assurance Company
                               (Name of Depositor)

                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                                    President
                        The Manufacturers Life Insurance
                               Company of New York
                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                             Jones & Blouch, L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item          Caption in Prospectus
 Part A           ---------------------
--------
1..............   Cover Page

2..............   Appendix A:  Special Terms

3..............   Summary

4                 Appendix B:  Table of Accumulation Values

5                 General Information about Us, The Variable Account, the Trust.

6                 Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges; Administration Fees;
                  Mortality and Expense Risks Charge; Taxes; Expenses of Distributing the Contract

7..............   Accumulation Period Provisions; Company Approval; Purchase Payments; Accumulation Units; Net Investment Factor;
                    Transfers Among Investment Options; Telephone Transactions; Special Transfer Services - Dollar Cost Averaging;
                    Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - the Income Plan; Contract Owner Inquiries;
                    Other Contract Provisions; Ownership; Beneficiary; Modification

8..............   Pay Out Period Provisions; General; Annuity Options; Determination of Amount of the First Variable Annuity Benefit
                    Payment; Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments; Transfers During
                    the Pay Out During the Pay Out Period

9..............   Accumulation Period Provisions; Death Benefit During the Accumulation Period; Pay Out Period Provisions; Death
                    Benefit Period

10.............   Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation Units; Net Investment
                    Factor; Distribution of Contracts

11.............   Withdrawals; Accumulation Period Provisions; Purchase Payments; Other Contract Provisions; Ten Day Right to Review

12.............   Federal Tax Matters; Introduction; Taxation of Annuities in General; Diversification Requirements; Qualified
                    Retirement Plans; Appendix C: Qualified Plan Types

13.............   Legal Proceedings

14.............   Statement of Additional Information - Table of Contents

Part B ........   Caption in Statement of Additional Information
------            -----------------------------------------------
15.............   Cover Page

16.............   Table of Contents

17.............   General Information and History.

18.............   Services-Independent Auditors, Services-Servicing Agent

19.............   Not Applicable

20.............   Services - Principal Underwriter

21.............   Performance Data

22.............   Not Applicable

23.............   Financial Statements

                                     PART A
                      Information Contained in a Prospectus
                                    Version I

                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2003

         FIXED ACCOUNT INVESTMENT OPTIONS
         For contracts purchased on and after November 26, 2002: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

                   THE DATE OF THIS SUPPLEMENT IS MAY 1, 2003

NY Venture III Supp 05/2003

           HOME OFFICE                    ANNUITY SERVICE OFFICE MAILING ADDRESS
      100 Summit Lake Drive                           P.O. Box 55013
           Second Floor                      Boston, Massachusetts 02205-5013
     Valhalla, New York 10595                     www.manulifenewyork.com

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


         This Prospectus describes an annuity contract (the "contract") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US" or "MANULIFE NEW YORK"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract. Contract values and annuity benefit payments are based upon seventy-two investment options. Seventy-one options are variable and one is a fixed.


         - Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.


         - Each sub-account's assets are invested in Series II shares of a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). (Contract issued prior to May 13, 2002 are invested in Series I shares (formerly referred to as "Class A shares") of a corresponding portfolio of the Trust except in the case of trust portfolios which commenced operations on and after May 1, 2003.) We will provide the contract owner ("YOU") with prospectus for the American Fund Insurance Series and for the Trust with this Prospectus.


         - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

         -         Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         - ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (877) 391-3748.

         - The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History.................................................
Performance Data................................................................
Accumulation Unit Value Tables..................................................
Services
       Independent Auditors.....................................................
       Servicing Agent..........................................................
       Principal Underwriter....................................................
Audited Financial Statements....................................................

                   The date of this Prospectus is May 1, 2003

NY Venture III 5/2003

                                TABLE OF CONTENTS


SUMMARY...................................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST..........
     The Manufacturers Life Insurance Company of New York.................
     The Variable Account ................................................
     The Trust............................................................
DESCRIPTION OF THE CONTRACT ..............................................
   ACCUMULATION PERIOD PROVISIONS.........................................
     Purchase Payments ...................................................
     Accumulation Units ..................................................
     Value of Accumulation Units .........................................
     Net Investment Factor ...............................................
     Transfers Among Investment Options ..................................
     Maximum Number of Investment Options.................................
     Telephone Transactions ..............................................
     Special Transfer Services - Dollar Cost Averaging....................
     Asset Rebalancing Program............................................
     Withdrawals..........................................................
     Special Withdrawal Services - The Income Plan .......................
     Death Benefit During Accumulation Period.............................
     Payment of Death Benefit.............................................
   PAY-OUT PERIOD PROVISIONS .............................................
     General .............................................................
     Annuity Options .....................................................
     Determination of Amount of the First Variable Annuity Payment........
     Annuity Units and the Determination of
       Subsequent Variable Annuity Payments ..............................
     Transfers During Pay-out Period .....................................
     Death Benefit During Pay-out Period..................................
   OTHER CONTRACT PROVISIONS .............................................
     Ten Day Right to Review .............................................
     Ownership ...........................................................
     Annuitant ...........................................................
     Change of Maturity Date..............................................
     Beneficiary..........................................................
     Modification ........................................................
     Our Approval ........................................................
     Misstatement and Proof of Age, Sex or Survival...... ................
   FIXED ACCOUNT INVESTMENT OPTION........................................
   OPTIONAL BENEFITS......................................................
     Annual Step Death Benefit Rider......................................
     Guaranteed Retirement Income Programs ...............................
CHARGES AND DEDUCTIONS ...................................................
     Withdrawal Charges ..................................................
     Administration Fee...................................................
     Distribution Fee.....................................................
     Mortality and Expense Risks Charge ..................................
     American Funds Subaccount Rider Charge...............................
     Taxes ...............................................................
FEDERAL TAX MATTERS ......................................................
   INTRODUCTION ..........................................................
   OUR TAX STATUS ........................................................
   TAXATION OF ANNUITIES IN GENERAL ......................................
     Tax Deferral During Accumulation Period .............................
     Taxation of Partial and Full Withdrawals ............................
     Taxation of Annuity Benefit Payments ................................
     Taxation of Death Benefit Proceeds ..................................
     Penalty Tax on Premature Distributions ..............................
     Aggregation of Contracts ............................................
   QUALIFIED RETIREMENT PLANS ............................................
     Direct Rollovers ....................................................
     Loans................................................................
FEDERAL INCOME TAX WITHHOLDING............................................
GENERAL MATTERS...........................................................
     Performance Data.....................................................
     Asset Allocation and Timing Services.................................
     Distribution of Contracts ...........................................
     Contract Owner Inquiries.............................................
     Confirmation Statements..............................................
     Legal Proceedings ...................................................
     Voting Interest......................................................
     Reinsurance Arrangements.............................................
APPENDIX A: SPECIAL TERMS.................................................
APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE .................
APPENDIX C: QUALIFIED PLAN TYPES .........................................
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES ...........................

                                     SUMMARY

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment.


INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, seventy-one Variable Account investment options are available under the contract. Each Variable Account investment option is a sub-account of the Variable Account that invests in Series II shares (formerly referred to as Class B shares) of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares (formerly referred to as Class A shares) except in the case of Trust Portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares.) A full description of each portfolio of the Trust is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.


         Fixed. There is one fixed account investment option. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

TRANSFERS. During the accumulation period, you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment option without charge. In addition, you may transfer contract values from the fixed account investment option to the Variable Account investment options at the end of the one year guarantee period. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

DEATH BENEFITS. We will pay the death benefit described herein to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit will be the greater of: (a) the contract value, or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

OPTIONAL BENEFITS

         Annual Step Death Benefit. You may elect the optional Annual Step Death Benefit at the time the contract is issued and if the rider is available for sale in the state where the contract is sold. An additional fee of 0.05% is imposed for this death benefit. Election of the Annual Step Death Benefit is irrevocable. The amount of the death benefit for the Annual Step Death Benefit is the greater of:

                  a)       the death benefit described above; or

                  b)       the Annual Step Death Benefit.

         The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.

THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         Guaranteed Retirement Income Programs.

         Two Guaranteed Retirement Income Programs are offered under the contract, GRIP and GRIP II. Only one Guaranteed Retirement Income Program per contract may be elected upon issuance and once elected is irrevocable. Each guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP or GRIP II rider. The material differences between the two programs are as follows: (a) for GRIP, the Income Base is based on the maximum anniversary value and for GRIP II, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals, (b) for GRIP, the annual fee is 0.30% of Income Base and for GRIP II, the annual fee is 0.45% of Income Base (these fees are deducted from the contract value on each contract anniversary), and (c) if GRIP II is elected, the fixed accounts are not available as investment options. If either GRIP or GRIP II is exercised and the annuity payments available under the contract are greater than the monthly payments provided by GRIP or GRIP II (as applicable), we will pay the monthly annuity payment available under the contract.

REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

If the annuitant dies during the pay-out period and the annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals prior to age 59 1/2.


CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Prospectus of the Trust.



CONTRACT OWNER TRANSACTION EXPENSES



The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.


Deferred sales load (as percentage of purchase payments):

  NUMBER OF COMPLETE YEARS                             WITHDRAWAL CHARGE
PURCHASE PAYMENT IN CONTRACT                              PERCENTAGE
           0                                                   6%
           1                                                   5%
           2                                                   4%
           3+                                                  0%

ANNUAL CONTRACT FEE         ............................................   None

TRANSFER FEE                ............................................   None.


We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.

SEPARATE ACCOUNT ANNUAL EXPENSES


The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.



                    SEPARATE SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)






Mortality and expense risks fee                                            1.25%
Administration fee - asset based                                           0.15%
Distribution fee                                                           0.25%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                     1.65%
(WITHOUT OPTIONAL RIDERS)

Optional Annual Step Death Benefit fee                                     0.05%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                     1.70%
(WITH ALL AVAILABLE OPTIONAL DEATH BENEFITS REFLECTED)

Optional GRIP Fee (as a percentage of GRIP Income Base)                    0.45%
optional GRIP II Fee (as a percentage of GRIP II Income Base)              0.45%**



(1) The annual GRIP Fee is 0.30% multiplied by the Income Base. The GRIP Fee is deducted from the account value. A complete definition of GRIP Income Base may be found below under "Guaranteed Retirement Income Programs."



(2) The annual GRIP II fee is 0.45% multiplied by the Income Base. The GRIP II Fee is deducted from the account value on each contract anniversary. A complete definition of GRIP II Income Base may be found below under "Guaranteed Retirement Income Programs."


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.


SERIES I
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                MINIMUM         MAXIMUM
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                       0.550%          1.570%

SERIES II
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                MINIMUM         MAXIMUM
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                       0.750%          1.770%


EXAMPLE

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.


If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000.00 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)



                    SERIES II                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                    ---------                            ------    -------    -------    --------
Maximum Total Annual Portfolio Operating Expenses         $95       $159        $206       $429
                                                          ---       ----        ----       ----
Minimum Total Annual Portfolio Operating Expenses         $85       $130        $156       $335
                                                          ---       ----        ----       ----



If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (actual costs may be higher or lower.)



                  SERIES II                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                  ---------                             ------    -------    -------    --------
Maximum Total Annual Portfolio Operating Expenses         $40       $121       $206        $429
                                                          ---       ----       ----        ----
Minimum Total Annual Portfolio Operating Expenses         $30        $91       $156        $335
                                                          ---        ---       ----        ----

         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.


        GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

================================================================================
We are an indirect subsidiary of MFC.
================================================================================

         We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595.

         We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Manulife USA is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch
         Very strong capacity to meet policyholder and contract obligations; 2st category of 22

         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.
================================================================================

         We established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.


         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.



         The Variable Account currently has seventy-one sub-accounts (some of which are subdivided for Series I and Series II shares). We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.


THE TRUST

================================================================================
The Trust is a mutual fund in which the Variable Account invests.
================================================================================

         The assets of each sub-account of the Variable Account are invested in Series II shares of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust, Utilities Trust, Health Sciences Trust, Real Estate Securities Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").


         Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of 0.35% of a portfolio's Series II net assets (0.50% in the Case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust).



         The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this contract, one of which is MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)"). Both MSS and MFC Global (U.S.A.) are affiliates of ours. In addition, the Trust has four portfolios that invest exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").



ADVISER/SUBADVISER                                              PORTFOLIO
Capital Research Management Company                             American Growth Trust
(Adviser to the American Fund Insurance Series)(E)              American International Trust
                                                                American Blue Chip Income
                                                                     and Growth Trust
                                                                American Growth-Income Trust

A I M Capital Management, Inc.                                  All Cap Growth Trust

                                                                Aggressive Growth Trust
                                                                Mid Cap Core Trust(D)

Capital Guardian Trust Company                                  Small Company Blend Trust

                                                                U.S. Large Cap Trust
                                                                (formerly, U.S. Large Cap Value Trust)

                                                                Income & Value Trust
                                                                Diversified Bond Trust

Davis Advisors                                                  Financial Services Trust
                                                                Fundamental Value Trust

Deutsche Asset Management, Inc.                                 Real Estate Securities Trust
                                                                Dynamic Growth Trust
                                                                All Cap Core Trust
                                                                Lifestyle Trusts(A)

Deutsche Asset Management                                       International Stock Trust
   Investment Services Ltd.

Fidelity Management & Research Company                          Strategic Opportunities Trust
                                                                Large Cap Growth Trust
                                                                Overseas Trust

Franklin Advisers, Inc.                                         Emerging Small Company Trust

INVESCO Funds Group, Inc.                                       Telecommunications Trust
                                                                Mid Cap Growth Trust

Jennison Associates LLC                                         Capital Appreciation Trust

Lord, Abbett & Co.                                              Mid Cap Value Trust
                                                                All Cap Value Trust

Mercury Advisors(C)                                             Large Cap Value Trust(D)

MFC Global Investment Management (U.S.A.) Limited               Pacific Rim Emerging Markets Trust
                                                                Quantitative Equity Trust
                                                                Quantitative Mid Cap Trust(D)
                                                                Quantitative All Cap Trust
                                                                Emerging Growth Trust(D)
                                                                Money Market Trust
                                                                Index Trusts
                                                                Lifestyle Trusts(A)
                                                                Balanced Trust

Massachusetts Financial Services Company                        Strategic Growth Trust
                                                                Strategic Value Trust
                                                                (formerly, Capital Opportunities Trust
                                                                Utilities Trust

Munder Capital Management                                       Internet Technologies Trust
                                                                Small Cap Opportunities Trust(D)

Pacific Investment Management Company                           Global Bond Trust
                                                                Total Return Trust
                                                                Real Return Bond Trust(D)

Putnam Investment Management, L.L.C.                            Mid Cap Opportunities Trust
                                                                Global Equity Trust

Salomon Brothers Asset Management Inc                           U.S. Government Securities Trust
                                                                Strategic Bond Trust
                                                                Special Value Trust(D)
                                                                High Yield Trust

T. Rowe Price Associates, Inc.                                  Science & Technology Trust
                                                                Small Company Value Trust
                                                                Health Sciences Trust
                                                                Blue Chip Growth Trust
                                                                Equity-Income Trust

Templeton Investment Counsel, Inc.                              International Value Trust
                                                                International Small Cap Trust

UBS Global Asset Management                                     Global Allocation Trust
(formerly, Brinson Advisors, Inc.)                              (formerly, Tactical Allocation Trust

Wellington Management Company, LLP                              Growth & Income Trust
                                                                Investment Quality Bond Trust
                                                                Mid Cap Stock Trust
                                                                Natural Resources Trust(D)

Van Kampen(B)                                                   Value Trust


-----------------

(A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.



(B) Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust) using the name "Van kampen." MSIM also does business under the name "Miller Anderson." Prior to May 1, 2003, Miller Anderson was named as the subadviser to the Value Trust.



(C) Fund Asset Management, L.P. is the sub-adviser to the Large Cap Value Trust. Fund Asset Management does business in certain instances (including its role as the sub-adviser to the Large Cap Value Trust) using the name "Mercury Advisors."



(D)      Available for sales May 5, 2003



(E) Each of the Four Portfolios Invests Exclusively in Class 2 Shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").

The Portfolios of the Trust available under the Policies are as follows:


MIT PORTFOLIOS INVESTING IN THE AMERICAN FUND INSURANCE SERIES



The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invest primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.



The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.



The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invest primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.



The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. With market capitalizations of $4 billion and above.

                                       ***


THE SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.



THE SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.


The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.


The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.


The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The EMERGING GROWTH TRUST (available for sale May 5, 2003 (Series II shares only)) seeks superior long-term rates of return through capital appreciation by investing, under normal circumstances, primarily in high quality securities and convertible instruments of small-cap U.S. Companies.


The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.


The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 Billion and $15 billion at the time of purchase.



The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.


The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.


The NATURAL RESOURCES TRUST (available for sale May 5, 2003(Series II shares only)) seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.



The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.



The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.


The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.


The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. securities. The portfolio expects to invest primarily in equity securities.



The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 Billion or less ("small company securities").


The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.




The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.


The MID CAP CORE TRUST (available for sale may 5, 2003(Series II shares only)) seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.


The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.


The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.



The QUANTITATIVE ALL CAP TRUST (available for sale May 5, 2003(Series II shares only)) to seek long-term growth of capital by investing, under normal circumstances, primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. Companies across the three market capitalization ranges of large, mid and small.


The ALL CAP CORE TRUST (formerly, Growth Trust) seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.




The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.


The U.S. LARGE CAP TRUST (formerly, U.S. Large Cap Value Trust) seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.



The STRATEGIC VALUE TRUST (formerly, Capital Opportunities Trust) seeks capital appreciation by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.



The LARGE CAP VALUE TRUST (available for sale May 5, 2003(Series II shares only)) seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.


The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.


The SMALL CAP OPPORTUNITIES TRUST (available for sale May 5, 2003(Series II shares only)) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.


The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.


The SPECIAL VALUE TRUST (available for sale May 5, 2003(Series II shares only)) seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index.


The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.


The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index.



The ALL CAP VALUE TRUST seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.


The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.




The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.


The GLOBAL ALLOCATION TRUST (formerly, Tactical Allocation Trust) seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.


The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.


The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.



The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.


The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


The REAL RETURN BOND TRUST (available for sale May 5, 2003(Series II shares only)) seeks maximum return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least
80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.


The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index")*.

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.




                                      * * *

         If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote Trust shares.
================================================================================

         Shares of the portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

                          DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

================================================================================
Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         We may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such three year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

         You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described herein).

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
================================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -    Where (a) is:

                  - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                  - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, distribution fees and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.15% for administrative expenses, 0.25% for distribution fees and 1.25% for mortality and expense risks) assuming no optional benefits are elected.

TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested may be transferred among investment options.
================================================================================

         During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment option at any time upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are without any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of the fixed investment option are not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

         Any person who can furnish proper account identification is permitted to request transfers by telephone. The telephone transaction privilege is made available automatically without the contract owner's election. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following: upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one-year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

         From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by Manulife New York on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

         The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Option is not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your financial consultant or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
================================================================================

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION."

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -    trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be withdrawn without withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix C "QUALIFIED PLAN TYPES").

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         AMOUNT OF DEATH BENEFIT.

         The death benefit payable under the contract will be the greater of:

                  (a) the contract value, or

                  (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

                  The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times
                  (ii) where:

                  (i) is equal to the Death Benefit prior to the withdrawal and

                  (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         PAYMENT OF DEATH BENEFIT

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -    a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -    any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -    The beneficiary will become the owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -    No additional purchase payments may be made.

         - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract (including any optional benefits if these benefits had been elected by the deceased owner) as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

================================================================================
Annuity benefit payments may be paid in several ways.
================================================================================

         You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described below).

         Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the 90th birthday of the oldest annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts. Once annuity payments commence, the annuity option may not be changed and the form of settlement may not be changed.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.


ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS


         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from the fixed annuity option to a variable annuity option or from a variable annuity option to the fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

                  You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which the contract is delivered to us. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

         If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

         Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for Federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date the request was signed. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

CHANGE OF MATURITY DATE

         During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

          We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTION

================================================================================
The fixed account investment option is not a security.
================================================================================

         SECURITIES REGISTRATION. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

================================================================================
The fixed account investment option guarantees interest of at least 3%.
================================================================================

         INVESTMENT OPTIONS. Currently, there is a one-year fixed account investment option available under the contract. In addition, the DCA fixed account investment option may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details). Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to the one-year fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date.

We establish a distinct investment account each time you allocate or transfer amounts to the one-year fixed account investment option, except that, for amounts allocated or transferred on the same day, we will establish a single investment account. Amounts may not be allocated to the fixed account investment option that would extend the guarantee period beyond the maturity date.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for the one year guarantee period.

================================================================================
Withdrawals and some transfers from the fixed account investment option are permitted during the accumulation period.
================================================================================

         TRANSFERS. During the accumulation period, you may transfer amounts from your one-year fixed account investment option to the variable account investment options at the end of the one year guarantee period, except for transfers made pursuant to the DCA program. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

         - If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (see FEDERAL TAX
MATTERS-QUALIFIED RETIREMENT PLANS LOANS").

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

OPTIONAL BENEFITS

         ANNUAL STEP DEATH BENEFIT RIDER

         You may elect the Annual Step Death Benefit for an additional charge of 0.05% of the value of the variable investment accounts. Election of this optional benefit may only be made at the time the contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:

                  a)  the death benefit described above; or

                  b)  the Annual Step Death Benefit.

         The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.

         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

(i) is equal to the optional Annual Step Death Benefit prior to the withdrawal and

(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         If the beneficiary under the contract is the contract owner's surviving spouse, the contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new contract owner if the surviving spouse elects this option. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first owner's death will be treated as a payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first owner's death.

              TERMINATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT

         The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Optional Annual Step Death Benefit benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including the Optional Annual Step Death Benefit) as the new owner.

         THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GUARANTEED RETIREMENT INCOME PROGRAMS

         Two Guaranteed Retirement Income Programs are offered under the contract, GRIP and GRIP II. Only one Guaranteed Retirement Income Program per contract may be elected upon issuance and once elected is irrevocable. Each guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP or GRIP II rider. The material differences between the two programs are as follows: (a) for GRIP, the Income Base is based on the maximum contract anniversary value and for GRIP II, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals, (b) for GRIP, the annual fee is 0.30% of Income Base and for GRIP II, the annual fee is 0.45% of Income Base, and (c) if GRIP II is elected, the fixed accounts are not available as investment options.

         GRIP

         Contracts may be issued with GRIP if the contract owner elects GRIP and if the oldest annuitant is age 79 or younger at the time GRIP is elected. Election of GRIP is irrevocable.

         GRIP guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity tables set forth in the GRIP rider. As described below, the Income Base is calculated as the greatest anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP. If GRIP is exercised and the monthly annuity payment available under the contract is greater than the monthly annuity payment provided by GRIP, we will pay the monthly annuity payment available under the contract. For GRIP, we impose an annual GRIP fee of 0.30% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

         THE ADDITION OF GRIP TO A CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         GRIP INCOME BASE

         The Income Base upon which the amount of GRIP annuity payments is based is equal to the greatest anniversary value after the effective date of the GRIP rider and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

         -    An Income Base reduction is on a pro rata basis and is equal to
              (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP.

         - We reserve the right to reduce the Income Base by any premium taxes that may apply.

         THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING GRIP PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP BENEFIT.

EXERCISE OF GRIP

Conditions of Exercise. GRIP may be exercised subject to the following conditions:

         1. GRIP may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or any subsequent contract anniversary; and

         2. GRIP must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIP is limited in connection with qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the GRIP benefit under the rider.

         Hence, you should consider that since (a) GRIP may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which you will be charged an annual rider GRIP fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP after your required minimum distribution beginning date under a qualified plan, you should consider whether GRIP is appropriate for your circumstances. Please consult your advisor.

         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant(s), or the joint life expectancy of the joint annuitants(s), depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

       Illustrated below are the income amounts provided by GRIP, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the

Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIP Income Base at guaranteed annuity purchase rates (as stated in the GRIP rider). The Income Base is determined by the annual step-up, assumed to be as listed below.

Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

---------------------------------------------------------------------------------------------------------
   Contract                                                      ANNUAL INCOME
 Anniversary at             Account                       ---------------------------      Annual Income
Exercise of GRIP             Value       Income Base      Current         Guaranteed        Provided
---------------------------------------------------------------------------------------------------------
      10                  $  90,000       $ 160,000       $ 8,651          $  10,733         $ 10,733
---------------------------------------------------------------------------------------------------------
      15                  $ 105,000       $ 160,000       $11,088          $  12,288         $ 12,288
---------------------------------------------------------------------------------------------------------
      20                  $ 120,000       $ 160,000       $13,824          $  13,958         $ 13,958
---------------------------------------------------------------------------------------------------------

Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

---------------------------------------------------------------------------------------------------------
   Contract                                                      ANNUAL INCOME
 Anniversary at             Account                       ---------------------------      Annual Income
Exercise of GRIP             Value       Income Base      Current         Guaranteed        Provided
---------------------------------------------------------------------------------------------------------
      10                  $  90,000       $ 160,000       $ 7,063          $ 8,294           $ 8,294
---------------------------------------------------------------------------------------------------------
      15                  $ 105,000       $ 160,000       $ 8,681          $ 9,062           $ 9,062
---------------------------------------------------------------------------------------------------------
      20                  $ 120,000       $ 160,000       $10,253          $ 9,658           $10,253
---------------------------------------------------------------------------------------------------------

GRIP FEE

         The risk assumed by us associated with GRIP is that annuity benefits payable under GRIP are greater than annuity benefits that would have been payable if the contract owner had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP fee (the "GRIP Fee"). On or before the maturity date, the GRIP Fee is deducted on each contract anniversary. The amount of the GRIP Fee is equal to 0.30% multiplied by the Income Base in effect on that contract anniversary. The GRIP Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP Fee will not be deducted during the annuity period. For purposes of determining the GRIP Fee, the commencement of annuity payments will be treated as a full withdrawal.

TERMINATION OF GRIP

         GRIP will terminate upon the earliest to occur of:

     (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

     (b)   the termination of the contract for any reason; or

     (c)   the exercise of GRIP.

GRIP II

         Contracts may be issued with an optional rider, GRIP II if you elect GRIP II. If GRIP II is elected the fixed accounts are not available as investment options. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below.

         GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIP II. If GRIP II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIP II, we will pay the monthly annuity payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

         GRIP II INCOME BASE

         The Income Base upon which the amount of GRIP II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

         Growth Factor Income Base. The Growth Factor Income Base is equal to
(a) less (b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

         The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

-    An Income Base reduction is on a pro rata basis and is equal to (i) times
     (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP II MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

         EXERCISE OF GRIP II

         Conditions of Exercise. GRIP II may be exercised subject to the following conditions:

         1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

                  Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

       OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

       OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

       The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

       The use of GRIP II is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP II.

       Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIP II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP II after your required beginning date under a qualified plan, you should consider whether GRIP II is appropriate for your circumstances. Please consult your advisor.

       In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

       When you exercise GRIP II, actual income will be based on the greater of
(i) your GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)

       Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.

Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

---------------------------------------------------------------------------------------------------------
   Contract                                                      ANNUAL INCOME
 Anniversary at            Account                        ---------------------------      Annual Income
Exercise of GRIP            Value        Income Base      Current         Guaranteed          Provided
---------------------------------------------------------------------------------------------------------
     10                   $ 90,000        $  179,085      $ 8,651          $ 12,013          $ 12,013
---------------------------------------------------------------------------------------------------------
     15                   $105,000        $  239,656      $11,088          $ 18,406          $ 18,406
---------------------------------------------------------------------------------------------------------
     20                   $120,000        $  320,714      $13,824          $ 27,979          $ 27,979
---------------------------------------------------------------------------------------------------------

Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

---------------------------------------------------------------------------------------------------------
   Contract                                                      ANNUAL INCOME
 Anniversary at            Account                        ---------------------------      Annual Income
Exercise of GRIP            Value        Income Base      Current         Guaranteed        Provided
---------------------------------------------------------------------------------------------------------
     10                   $ 90,000        $ 179,085        $ 7,063          $  9,284          $ 9,284
---------------------------------------------------------------------------------------------------------
     15                   $105,000        $ 239,656        $ 8,681          $ 13,574          $13,574
---------------------------------------------------------------------------------------------------------
     20                   $120,000        $ 320,714        $10,253          $ 19,358          $19,358
---------------------------------------------------------------------------------------------------------

         TERMINATION OF GRIP II

         GRIP II will terminate upon the earliest to occur of:

         (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

         (b)      the termination of the contract for any reason; or

         (c)      the exercise of GRIP II.

         THE ELECTION OF GRIP II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         GRIP II FEE. The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The

GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity payments will be treated as a full withdrawal.

                                      ***

         GRIP II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP II BENEFIT.

                                      * * *

         QUALIFIED RETIREMENT PLANS

         If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract may have on your plan (see APPENDIX C to the prospectus). Please consult your tax advisor.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Trust that are described in the accompanying Prospectus of the Trust.

WITHDRAWAL CHARGES

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

         Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the amount available without withdrawal charges for that year is the greater of:

         - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

         - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

         The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

         Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than three years. Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT               WITHDRAWAL CHARGE PERCENTAGE
-----------------------------------------------------------------------
            0                                           6%
            1                                           5%
            2                                           4%
            3+                                          0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix B.

ADMINISTRATION FEE

================================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional rider has been elected.
================================================================================

         A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment option.

AMERICAN FUNDS SUBACCOUNT RIDER CHARGE

         A daily charge in an amount equal to 0.15% of the value of each American Funds subaccount on an annual basis is deducted from each American Funds subaccount to reimburse us for administrative and distribution expenses relating to these subaccounts.

TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

                           -  establishment or maintenance of the Variable
                              Account,

                           -  receipt of purchase payments,

                           -  issuance of the contacts, or

                           - commencement or continuance of annuity payments under the contracts.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 3.50%. In addition, we will withhold taxes to the extent required by applicable law.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
================================================================================

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

                             the contract must be owned by an individual (or treated as owned by an individual),

                             the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

                           - we, rather than the contract owner, must be
                             considered the owner of the assets of the Variable Account for federal tax purposes, and

                           - the contract must provide for appropriate
                             amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -    certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

         - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

         During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

================================================================================
Withdrawals prior to age 59 1/2 may incur a 10% IRS penalty tax.
================================================================================

         There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

         - received on or after the date on which the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
================================================================================

         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix C to this Prospectus. Appendix C also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

         If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

         In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP or GRIP II in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth
IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

         There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         - received on or after the date on which the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) certain hardship withdrawals.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some payments for Federal income tax payments.
================================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

================================================================================
We may advertise our investment performance.
================================================================================

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay broker-dealers to sell the contracts.
================================================================================

         Manulife Financial Securities is a Delaware limited liability company that is controlled by Manulife USA. Manulife Financial Securities is the principal underwriter and exclusive distributor of the contracts. Manulife Financial Securities is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. Manulife Financial Securities is located at 73 Tremont Street, Boston, Massachusetts 02108.

         We have entered into an Underwriting and Distribution Agreement with Manulife Financial Securities where we appointed Manulife Financial Securities the principal underwriter and exclusive representative for the distribution of all insurance products and authorized Manulife Financial Securities to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents. With respect to the contract described in this prospectus, Manulife Financial Securities will pay distribution compensation to selling broker-dealers in varying amounts which under normal circumstances are not expected to exceed 6% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 55013, Boston, Massachusetts 02205-5013.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

VOTING INTEREST

         As stated above under "The Trust" we will vote shares of the Trust portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

         We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations.

                                   APPENDIX A

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

         ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

         ANNUITANT - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed.

         ANNUITY OPTION - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by us.

         ANNUITY SERVICE OFFICE - The mailing address of the service office is P.O. Box 55013, Boston, Massachusetts 02205-5013.

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

         CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         CONTRACT ANNIVERSARY - - The anniversary of the contract date.

         CONTRACT DATE - The date of issue of the contract.

         CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

         CONTRACT YEAR - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

         DEBT - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

         DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

(a)      A certified copy of a death certificate;

(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

(c)      Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at the our Annuity Service Office.

         FIXED ANNUITY - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

         GENERAL ACCOUNT - All the assets of Manulife New York other than assets in separate accounts.

         INVESTMENT ACCOUNT - An account established by us which represents a contract owner's interest in an investment option prior to the maturity date.

         INVESTMENT ACCOUNT VALUE - The value of a contract owner's investment in an investment account.

         INVESTMENT OPTIONS - The investment choices available to contract owners.

         LOAN ACCOUNT - The portion of the general account that is used for collateral when a loan is taken.

         MATURITY DATE - The date on which annuity benefits commence. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the annuitant's 90th birthday, unless changed.

         NET PURCHASE PAYMENT - The purchase payment less the amount of premium tax.

         NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

         OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract specifications page, unless changed.

         PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

         PORTFOLIO - A mutual fund in which the Variable Account invests, or of any successor or additional mutual funds.

         PURCHASE PAYMENT - An amount paid to us by a contract owner as consideration for the benefits provided by the contract.

         QUALIFIED CONTRACTS - Contracts issued under qualified plans.

         QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

         SEPARATE ACCOUNT - A segregated account of Manulife New York that is not commingled with the Manulife New York's general assets and obligations.

         SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

         VALUATION DATE - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

         VALUATION PERIOD - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

         VARIABLE ACCOUNT - The Variable Account, which is a separate account of Manulife New York.

         VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                                              WITHDRAWAL
              HYPOTHETICAL               FREE                                   CHARGE
CONTRACT        CONTRACT              WITHDRAWAL          PAYMENTS       ---------------------
  YEAR           VALUE                  AMOUNT           LIQUIDATED      PERCENT        AMOUNT
----------------------------------------------------------------------------------------------
   1             55,000                5,000 (a)           50,000          6%           3,000

   2             50,500                5,000 (b)           45,500          5%           2,275

   3             60,000               10,000 (c)           50,000          4%           2,000

   4             70,000               20,000 (d)           50,000          0%               0

---------

(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(b) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(c) In the example for the third contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second contract year of $2,000, $5,000, $7,000, and $8,000.

                                                                                    WITHDRAWAL
HYPOTHETICAL             PARTIAL              FREE                                    CHARGE
  CONTRACT              WITHDRAWAL         WITHDRAWAL           PAYMENTS       ---------------------
   VALUE                REQUESTED            AMOUNT            LIQUIDATED      PERCENT        AMOUNT
----------------------------------------------------------------------------------------------------
   65,000                 2,000            15,000 (a)                0           5%              0

   49,000                 5,000             3,000 (b)            2,000           5%            100

   52,000                 7,000             4,000 (c)            3,000           5%            150
----------------------
   44,000                 8,000                 0 (d)            8,000           5%            400

---------

(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000 - 0). The amount requested ($2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 < 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                                   APPENDIX C

                              QUALIFIED PLAN TYPES

                  Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

                  INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. This could result in adverse tax consequences to the Owner.

                  SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

                  SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

                  ROTH IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -    made after the owner attains age 59 1/2;

         -    made after the owner's death;

         -    attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

                  CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice.

                  TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -    earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

                                   Appendix U



                       TABLE OF ACCUMULATION UNIT VALUES
                  FOR CONTRACTS INVESTING IN SERIES II SHARES
                        (REFLECTING ALL OPTIONAL RIDERS)


------------------------------------------------------------------------------------------
                                                            SERIES II SHARES

                                                 UNIT VALUE      UNIT VALUE    NUMBER OF
                                                  AT START         AT END     UNITS AT END
           SUB ACCOUNT                            OF YEAR         OF YEAR       OF YEAR
------------------------------------------------------------------------------------------
INTERNET TECHNOLOGIES TRUST
                    2002                         $12.500000      $11.359121      5,923.254
PACIFIC RIM EMERGING MARKETS TRUST
                    2002                         $12.500000      $ 9.906070      5,833.671
TELECOMMUNICATIONS TRUST
                    2002                         $12.500000      $ 9.937107      6,739.729
SCIENCE & TECHNOLOGY TRUST
                    2002                         $12.500000      $ 9.289319     25,846.015
INTERNATIONAL SMALL CAP TRUST
                    2002                         $12.500000      $ 9.866121      4,420.623
HEALTH SCIENCES TRUST
                    2002                         $12.500000      $10.612467     33,548.359
AGGRESSIVE GROWTH TRUST
                    2002                         $12.500000      $ 9.550203     32,571.916
Emerging Small Company Trust
                    2002                         $12.500000      $ 9.537399     19,621.469
SMALL COMPANY BLEND TRUST
                    2002                         $12.500000      $ 9.067980     19,340.923
Small Cap Index Trust
                    2002                         $12.500000      $ 9.484387     23,713.304
DYNAMIC GROWTH TRUST
                    2001                         $12.500000      $10.103094      5,543.820
MID CAP GROWTH TRUST
                    2002                         $12.500000      $ 9.676421     20,530.012
MID CAP OPPORTUNITIES TRUST
                    2002                         $12.500000      $ 9.404832     13,026.266
MID CAP STOCK TRUST
                    2002                         $12.500000      $10.097385     47,469.269
ALL CAP GROWTH TRUST
                    2002                         $12.500000      $10.014973     28,523.999
FINANCIAL SERVICES TRUST
                    2002                         $12.500000      $10.227986     28,212.039
OVERSEAS TRUST
                    2002                         $12.500000      $ 9.638389     13,228.671
INTERNATIONAL INDEX TRUST
                    2002                         $12.500000      $10.138456      5,378.031
INTERNATIONAL STOCK TRUST
                    2002                         $12.500000      $ 9.671864     12,366.634
INTERNATIONAL VALUE TRUST
                    2002                         $12.500000      $ 9.770965     40,129.474
CAPITAL APPRECIATION TRUST
                    2002                         $12.500000      $ 9.544262     26,055.114
STRATEGIC OPPORTUNITIES TRUST
                    2002                         $12.500000      $ 8.194922      8,849.557
QUANTITATIVE MID CAP TRUST
                    2002                         $12.500000      $ 9.859063      6,950.720
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                            SERIES II SHARES

                                                 UNIT VALUE      UNIT VALUE    NUMBER OF
                                                  AT START         AT END     UNITS AT END
           SUB ACCOUNT                            OF YEAR         OF YEAR       OF YEAR
------------------------------------------------------------------------------------------
MID CAP INDEX TRUST
                    2002                         $12.500000      $ 9.990307     26,727.201
GLOBAL EQUITY TRUST
                    2002                         $12.500000      $10.316092     15,985.255
STRATEGIC GROWTH TRUST
                    2002                         $12.500000      $10.362137     19,776.840
ALL CAP CORE TRUST
                    2002                         $12.500000      $10.516293      1,371.263
LARGE CAP GROWTH TRUST
                    2002                         $12.500000      $10.090965     54,024.235
ALL CAP VALUE TRUST
                    2002                         $12.500000      $ 9.653351     33,746.916
CAPITAL OPPORTUNITIES TRUST
                    2002                         $12.500000      $ 9.803416     34,800.048
TOTAL STOCK MARKET INDEX TRUST
                    2002                         $12.500000      $10.203777     16,299.851
QUANTITATIVE EQUITY TRUST
                    2002                         $12.500000      $10.068051      9,007.664
BLUE CHIP GROWTH TRUST
                    2002                         $12.500000      $10.206043    114,270.143
UTILITIES TRUST
                    2002                         $12.500000      $10.862270      9,361.179
REAL ESTATE SECURITIES TRUST
                    2002                         $12.500000      $11.817865     81,806.487
SMALL COMPANY VALUE TRUST
                    2002                         $12.500000      $10.207514    140,796.840
MID CAP VALUE TRUST
                    2002                         $12.500000      $10.830161    112,236.528
VALUE TRUST
                    2002                         $12.500000      $ 9.493546     22,238.917
500 INDEX TRUST
                    2002                         $12.500000      $10.209272     58,511.697
TACTICAL ALLOCATION TRUST
                    2002                         $12.500000      $10.136635     11,717.653
FUNDAMENTAL VALUETRUST
                    2002                         $12.500000      $10.546509     99,580.620
GROWTH & INCOME TRUST
                    2002                         $12.500000      $10.290331    157,974.937
U. S. LARGE CAP VALUE TRUST
                    2002                         $12.500000      $ 9.899663     78,162.059
EQUITY-INCOME TRUST
                    2002                         $12.500000      $10.405752    208,253.464
INCOME & VALUE TRUST
                    2002                         $12.500000      $10.830938     42,936.873
BALANCED TRUST
                    2002                         $12.500000      $11.260340     25,931.854
HIGH YIELD TRUST
                    2002                         $12.500000      $11.698735     43,414.939
STRATEGIC BOND TRUST
                    2002                         $12.500000      $13.019956     86,329.214
GLOBAL BOND TRUST
                    2002                         $12.500000      $14.290823     73,987.242
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                            SERIES II SHARES

                                                 UNIT VALUE      UNIT VALUE    NUMBER OF
                                                  AT START         AT END     UNITS AT END
           SUB ACCOUNT                            OF YEAR         OF YEAR       OF YEAR
------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
                    2002                         $12.500000      $13.312683    584,424.119
INVESTMENT QUALITY BOND TRUST
                    2002                         $12.500000      $13.324346    127,398.845
DIVERSIFIED BOND TRUST
                    2002                         $12.500000      $13.172978     67,058.952
U. S. GOVERNMENT SECURITIES TRUST
                    2002                         $12.500000      $13.099241    293,642.992
MONEY MARKET TRUST
                    2002                         $12.500000      $12.435154    565,393.480
LIFESTYLE AGGRESSIVE 1000 TRUST
                    2002                         $12.500000      $10.002183     20,954.034
LIFESTYLE GROWTH 820 TRUST
                    2002                         $12.500000      $10.663111    324,491.121
LIFESTYLE BALANCED 640 TRUST
                    2002                         $12.500000      $11.329788    486,763.639
LIFESTYLE MODERATE 460 TRUST
                    2002                         $12.500000      $11.884486    214,107.988
LIFESTYLE CONSERVATIVE 280 TRUST
                    2002                         $12.500000      $12.466950    237,070.595
------------------------------------------------------------------------------------------

Units under this series of contracts were first credited under the subaccounts on November 25, 2002.

                       TABLE OF ACCUMULATION UNIT VALUES
                   FOR CONTRACTS INVESTING IN SERIES II SHARES
                        (REFLECTING ALL OPTIONAL RIDERS)


--------------------------------------------------------------------------------------------
                                                             SERIES II SHARES

                                              UNIT VALUE       UNIT VALUE        NUMBER OF
                                               AT START          AT END         UNITS AT END
           SUB ACCOUNT                         OF YEAR          OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------
INTERNET TECHNOLOGIES TRUST
                  2002                        $12.500000       $11.384476         1,389.257
PACIFIC RIM EMERGING MARKETS TRUST
                  2002                        $12.500000       $ 9.928205           483.702
TELECOMMUNICATIONS TRUST
                  2002                        $12.500000       $ 9.959292         1,625.061
SCIENCE & TECHNOLOGY TRUST
                  2002                        $12.500000       $ 9.310073         6,102.986
INTERNATIONAL SMALL CAP TRUST
                  2002                        $12.500000       $ 9.888129         4,073.095
HEALTH SCIENCES TRUST
                  2002                        $12.500000       $10.636160         8,333.904
AGGRESSIVE GROWTH TRUST
                  2002                        $12.500000       $ 9.571530        42,198.199
Emerging Small Company Trust
                  2002                        $12.500000       $ 9.558698        15,124.777
SMALL COMPANY BLEND TRUST
                  2002                        $12.500000       $ 9.088229        18,573.464
Small Cap Index Trust
                  2002                        $12.500000       $ 9.505573        23,187.374
DYNAMIC GROWTH TRUST
                  2001                        $12.500000       $10.125646         4,320.172
MID CAP GROWTH TRUST
                  2002                        $12.500000       $ 9.698036         7,723.434
MID CAP OPPORTUNITIES TRUST
                  2002                        $12.500000       $ 9.425830         6,446.870
MID CAP STOCK TRUST
                  2002                        $12.500000       $10.119925        33,897.550
ALL CAP GROWTH TRUST
                  2002                        $12.500000       $10.037335        15,155.970
FINANCIAL SERVICES TRUST
                  2002                        $12.500000       $10.250809         5,638.287
OVERSEAS TRUST
                  2002                        $12.500000       $ 9.659911         7,480.288
INTERNATIONAL INDEX TRUST
                  2002                        $12.500000       $10.161088         4,916.071
INTERNATIONAL STOCK TRUST
                  2002                        $12.500000       $ 9.693467        14,268.584
INTERNATIONAL VALUE TRUST
                  2002                        $12.500000       $ 9.792779        56,165.063
CAPITAL APPRECIATION TRUST
                  2002                        $12.500000       $ 9.565574        11,847.195
STRATEGIC OPPORTUNITIES TRUST
                  2002                        $12.500000       $ 8.213230         5,651.929
QUANTITATIVE MID CAP TRUST
                  2002                        $12.500000       $ 9.881083         1,821.047
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                             SERIES II SHARES

                                              UNIT VALUE       UNIT VALUE        NUMBER OF
                                               AT START          AT END         UNITS AT END
           SUB ACCOUNT                         OF YEAR          OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------
MID CAP INDEX TRUST
                  2002                        $12.500000       $10.012615        35,062.415
GLOBAL EQUITY TRUST
                  2002                        $12.500000       $10.339112         6,452.841
STRATEGIC GROWTH TRUST
                  2002                        $12.500000       $10.385269        42,058.876
ALL CAP CORE TRUST
                  2002                        $12.500000       $10.539761         3,755.072
LARGE CAP GROWTH TRUST
                  2002                        $12.500000       $10.113484        48,412.678
ALL CAP VALUE TRUST
                  2002                        $12.500000       $ 9.674898         9,080.340
CAPITAL OPPORTUNITIES TRUST
                  2002                        $12.500000       $ 9.825317         3,532.979
TOTAL STOCK MARKET INDEX TRUST
                  2002                        $12.500000       $10.226558        10,275.062
QUANTITATIVE EQUITY TRUST
                  2002                        $12.500000       $10.090522         5,437.860
BLUE CHIP GROWTH TRUST
                  2002                        $12.500000       $10.228826        28,105.206
UTILITIES TRUST
                  2002                        $12.500000       $10.886485         1,855.916
REAL ESTATE SECURITIES TRUST
                  2002                        $12.500000       $11.844201        33,208.619
SMALL COMPANY VALUE TRUST
                  2002                        $12.500000       $10.230293        58,245.185
MID CAP VALUE TRUST
                  2002                        $12.500000       $10.854323        91,790.828
VALUE TRUST
                  2002                        $12.500000       $ 9.514740         3,907.653
500 INDEX TRUST
                  2002                        $12.500000       $10.232056        85,184.231
TACTICAL ALLOCATION TRUST
                  2002                        $12.500000       $10.159257         2,182.876
FUNDAMENTAL VALUETRUST
                  2002                        $12.500000       $10.570024        87,372.360
GROWTH & INCOME TRUST
                  2002                        $12.500000       $10.313304        69,557.085
U. S. LARGE CAP VALUE TRUST
                  2002                        $12.500000       $ 9.921762        38,531.854
EQUITY-INCOME TRUST
                  2002                        $12.500000       $10.428974        94,077.225
INCOME & VALUE TRUST
                  2002                        $12.500000       $10.855096        21,089.109
BALANCED TRUST
                  2002                        $12.500000       $11.285455         2,704.501
HIGH YIELD TRUST
                  2002                        $12.500000       $11.724791        16,234.375
STRATEGIC BOND TRUST
                  2002                        $12.500000       $13.048941         9,378.714
GLOBAL BOND TRUST
                  2002                        $12.500000       $14.322611        17,778.068
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                             SERIES II SHARES

                                              UNIT VALUE       UNIT VALUE        NUMBER OF
                                               AT START          AT END         UNITS AT END
           SUB ACCOUNT                         OF YEAR          OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
                  2002                        $12.500000       $13.342328       236,862.928
INVESTMENT QUALITY BOND TRUST
                  2002                        $12.500000       $13.354011        36,633.013
DIVERSIFIED BOND TRUST
                  2002                        $12.500000       $13.202313        23,177.930
U. S. GOVERNMENT SECURITIES TRUST
                  2002                        $12.500000       $13.128409        52,169.139
MONEY MARKET TRUST
                  2002                        $12.500000       $12.462854       200,545.745
LIFESTYLE AGGRESSIVE 1000 TRUST
                  2002                        $12.500000       $10.024515        65,066.080
LIFESTYLE GROWTH 820 TRUST
                  2002                        $12.500000       $10.686894        49,113.904
LIFESTYLE BALANCED 640 TRUST
                  2002                        $12.500000       $11.355046       168,814.523
LIFESTYLE MODERATE 460 TRUST
                  2002                        $12.500000       $11.910967        81,434.527
LIFESTYLE CONSERVATIVE 280 TRUST
                  2002                        $12.500000       $12.494725        54,751.695
--------------------------------------------------------------------------------------------

Units under this series of contracts were first credited under the subaccounts on November 25, 2002.

                                     PART A
                     Information Contained in a Prospectus
                                   Version II

                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                               DATED MAY 1, 2003

         FIXED ACCOUNT INVESTMENT OPTIONS

         For contracts purchased on and after XXXXXX,2003 (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

                   THE DATE OF THIS SUPPLEMENT IS MAY 1, 2003

MNY ML3 Supp 05/2003

          HOME OFFICE                  ANNUITY SERVICE OFFICE MAILING ADDRESS
     100 Summit Lake Drive                         P.O. Box 55077
         Second Floor                     Boston, Massachusetts 02205-8225
   Valhalla, New York 10595                   www.manulifenewyork.com

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


         This Prospectus describes an annuity contract (the "contract") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US" or "MANULIFE NEW YORK"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract. Contract values and annuity benefit payments are based upon forty-three investment options. Forty-one options are variable and two are fixed.


         - Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

         - Each sub-account's assets are invested in shares of a corresponding portfolio. We will provide the contract owner ("YOU") with the prospectus for each of these Portfolios with this Prospectus.

         - SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

         -    Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         - ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning
              (877) 493-8075.

         - The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History...........................
Performance Data..........................................
Accumulation Unit Value Tables............................
Services
       Independent Auditors...............................
       Servicing Agent....................................
       Principal Underwriter..............................
Audited Financial Statements..............................

                   The date of this Prospectus is May 1, 2003

NY Wealthmark III

                                TABLE OF CONTENTS


SUMMARY...................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT
  AND THE PORTFOLIOS......................................
     The Manufacturers Life Insurance Company
     of New York..........................................
     The Variable Account ................................
     The Portfolios.......................................
DESCRIPTION OF THE CONTRACT ..............................
   ACCUMULATION PERIOD PROVISIONS.........................
     Purchase Payments ...................................
     Accumulation Units ..................................
     Value of Accumulation Units .........................
     Net Investment Factor ...............................
     Transfers Among Investment Options ..................
     Maximum Number of Investment Options.................
     Telephone Transactions ..............................
     Special Transfer Services - Dollar Cost Averaging....
     Asset Rebalancing Program............................
     Withdrawals..........................................
     Special Withdrawal Services - The Income Plan .......
     Death Benefit During Accumulation Period.............
     Payment of Death Benefit.............................
   PAY-OUT PERIOD PROVISIONS .............................
     General .............................................
     Annuity Options .....................................
     Determination of Amount of the First Variable
      Annuity Payment.....................................
     Annuity Units and the Determination of Subsequent
  Variable Annuity Payments ..............................
     Transfers During Pay-out Period .....................
     Death Benefit During Pay-out Period..................
   OTHER CONTRACT PROVISIONS .............................
     Ten Day Right to Review .............................
     Ownership ...........................................
     Annuitant ...........................................
     Change of Maturity Date..............................
     Beneficiary..........................................
     Modification ........................................
     Our Approval ........................................
     Misstatement and Proof of Age, Sex or Survival.......
   OPTIONAL BENEFITS......................................
     Annual Step-Up Death Benefit Rider...................
     Guaranteed Retirement Income Benefits................
CHARGES AND DEDUCTIONS ...................................
     Withdrawal Charges ..................................
     Administration Fee...................................
     Distribution Fee.....................................
     Mortality and Expense Risks Charge ..................
     Taxes ...............................................
FEDERAL TAX MATTERS ......................................
   INTRODUCTION ..........................................
   OUR TAX STATUS ........................................
   TAXATION OF ANNUITIES IN GENERAL ......................
     Tax Deferral During Accumulation Period .............
     Taxation of Partial and Full Withdrawals ............
     Taxation of Annuity Benefit Payments ................
     Taxation of Death Benefit Proceeds ..................
     Penalty Tax on Premature Distributions ..............
     Aggregation of Contracts ............................
   QUALIFIED RETIREMENT PLANS ............................
     Direct Rollovers ....................................
     Loans................................................
FEDERAL INCOME TAX WITHHOLDING............................
GENERAL MATTERS...........................................
     Performance Data.....................................
     Asset Allocation and Timing Services.................
     Distribution of Contracts ...........................
     Contract Owner Inquiries.............................
     Confirmation Statements..............................
     Legal Proceedings ...................................
     Voting Interest......................................
     Reinsurance Arrangements.............................
APPENDIX A: SPECIAL TERMS.................................
APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE..
APPENDIX C: QUALIFIED PLAN TYPES..........................

                                     SUMMARY

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment.


INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, Forty-one Variable Account investment options are offered through this prospectus. Each Variable Account investment option is a sub-account of the Variable Account that invests in an underlying Portfolio. A full description of each portfolio is in the fund prospectus accompanying this prospectus. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on any allocation to the fixed account option.



         Fixed. There are two fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period


Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

TRANSFERS. During the accumulation period, you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment option without charge. In addition, you may transfer contract values from the fixed account investment option to the Variable Account investment options at the end of the one year guarantee period.

During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

DEATH BENEFITS. We will pay the death benefit described herein to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit will be the greater of: (a) the contract value, or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

OPTIONAL BENEFITS

         Annual Step-Up Death Benefit Rider. You may elect the optional Annual Step-Up Death Benefit Rider at the time the contract is issued and if the rider is available for sale in the state where the contract is sold. An additional fee of 0.05% is imposed for this death benefit. Election of the Annual Step-Up Death Benefit Rider is irrevocable. The amount of the death benefit for the Annual Step-Up Death Benefit Rider is the greater of:

                  a)  the death benefit described above; or

                  b)  the Annual Step-Up Death Benefit.

         The Annual Step-Up Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step-Up Death Benefit Rider but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step-Up Death Benefit Rider, the Annual Step-Up Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP-UP DEATH BENEFIT RIDER SHOULD NOT BE ELECTED.

THE ADDITION OF THE ANNUAL STEP-UP DEATH BENEFIT RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         Guaranteed Retirement Income Benefits.

         Two Guaranteed Retirement Income Benefits are offered under the contract, GRIB and GRIB II. Only one Guaranteed Retirement Income Benefit per contract may be elected upon issuance and once elected is irrevocable. Each guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB or GRIB II rider. The material differences between the two programs are as follows: (a) for GRIB, the Income Base is based on the maximum anniversary value and for GRIB II, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals, (b) for GRIB, the annual fee is 0.30% of Income Base and for GRIB II, the annual fee is 0.45% of Income Base (these fees are deducted from the contract value on each contract anniversary), and (c) if GRIB II is elected, the fixed accounts are not available as investment options. If either GRIB or GRIB II is exercised and the annuity payments available under the contract are greater than the monthly payments provided by GRIB or GRIB II (as applicable), we will pay the monthly annuity payment available under the contract.

REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

If the annuitant dies during the pay-out period and the annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals prior to age 59 1/2.


CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Portfolio Annual Expenses" are described in detail in the accompanying Prospectus of the Portfolios.



CONTRACT OWNER TRANSACTION EXPENSES



The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.


Deferred sales load (as percentage of purchase payments):

  NUMBER OF COMPLETE YEARS               WITHDRAWAL CHARGE
PURCHASE PAYMENT IN CONTRACT                PERCENTAGE
             0                                   6%
             1                                   5%
             2                                   4%
             3+                                  0%

ANNUAL CONTRACT FEE..................................    None

TRANSFER FEE.........................................    None.

We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.

SEPARATE ACCOUNT ANNUAL EXPENSES


The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.



                        SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)



Mortality and expense risks fee                                            1.25%
Administration fee - asset based                                           0.15%
Distribution fee                                                           0.25%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                     1.65%
(WITHOUT OPTIONAL RIDERS)

Optional Annual Step-Up Death Benefit fee                                  0.05%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                     1.70%
(WITH ALL AVAILABLE OPTIONAL DEATH BENEFITS REFLECTED

Optional GRIB Fee (as a percentage of GRIB Income Base)                    0.30%(1)
Optional GRIB II Fee. (as a percentage of GRIB II Income Base)             0.45%(2)



(1) The annual GRIB fee is 0.30% Multiplied by the income base. The GRIB fee is deducted from the account value. A complete definition of GRIB income base may be found below under "Guaranteed Retirement Income Benefits.")



(2) The annual GRIB II fee is 0.45% multiplied by the Income Base. The GRIB II Fee is deducted from the account value on each contract anniversary. A complete definition of GRIB II income base may be found below under "Guaranteed Retirement Income Benefits.")


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Portfolio prospectuses.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES            MINIMUM      MAXIMUM
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                   0.86%        3.11%


EXAMPLE

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.

The Example of Expenses below is show with the optional Annual Step-Up Death Benefit Rider and the optional GRIB II fee.


If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000.00 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)



                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating
                Expenses                                  $107      $195       $267        $538
-------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses         $ 86      $133       $162        $346
-------------------------------------------------------------------------------------------------



If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (actual costs may be higher or lower).



                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating
                Expenses                                  $53       $159       $267        $538
-------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses         $31       $ 95       $162        $346
-------------------------------------------------------------------------------------------------


         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Portfolios which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.


     GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS


THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

=====================================
We are an indirect subsidiary of MFC.
=====================================

         We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595.

         We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Manulife USA is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch
         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Portfolio(s) you select.
================================================================================

         We established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has forty-one sub-accounts that are offered through this prospectus. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.


THE PORTFOLIOS

================================================================================
The Portfolios are mutual fund in which the Variable Account invests.
================================================================================

         The Separate Account currently invests in the shares of the following open-end management investment companies:

              The Alger American Fund
              Credit Suisse Trust
              Dreyfus Investment Portfolios
              The Dreyfus Socially Responsible Growth Fund, Inc.
              INVESCO Variable Investment Funds, Inc.
              Scudder Variable Series I
              Scudder Variable Series II

              SCUDDER VIT FUNDS TRUST


         The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.

         The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                  The Portfolios are summarized below:

THE ALGER AMERICAN FUND (CLASS S SHARES)

         Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

         Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation.

CREDIT SUISSE TRUST

         Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of emerging markets.

         Credit Suisse Trust Global Post-Venture Capital Portfolio seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development.

DREYFUS INVESTMENT PORTFOLIO (SERVICE CLASS)

         Dreyfus I.P. MidCap Stock Portfolio seeks to provide investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poors's MidCap 400(R) Index.*

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS)

         Dreyfus Socially Responsible Growth Fund Inc. seeks to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Portfolio's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

         INVESCO VIF-Utilities Fund Portfolio seeks capital appreciation and income by investing primarily in companies engaged in the utilities sector.

SCUDDER VARIABLE SERIES I (CLASS B SHARES)

         Scudder 21st Century Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

         Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

         Scudder Global Discovery Portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income.

         Scudder Health Sciences Portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health sector.

         Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

SCUDDER VARIABLE SERIES II (CLASS B SHARES)

         Scudder Aggressive Growth Portfolio seeks capital appreciation through the use of aggressive investment techniques.

         Scudder Blue Chip Portfolio seeks growth of capital and income.

         Scudder Contrarian Value Portfolio seeks to achieve a high rate of total return.

         Scudder Global Blue Chip Portfolio seeks long-term capital growth.

         Scudder Government Securities Portfolio seeks high current income consistent with preservation of capital.

         Scudder Growth Portfolio seeks maximum appreciation of capital.

         Scudder High Income Portfolio (formerly, Scudder High Yield Portfolio) seeks to provided a high level of current income.

         Scudder International Select Equity Portfolio seeks capital appreciation.


         Scudder Fixed Income Portfolio seeks high current income. Formerly Known as the Scudder Investment Grade Bond Portfolio.



         Scudder Strategic Income Portfolio seeks high current return through investing mainly in Bonds issued by US and foreign corporations and governments.


         Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.

         Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.

         Scudder Technology Growth Portfolio seeks growth of capital.

         Scudder Total Return Portfolio seeks high total return, a combination of income and capital appreciation.

         SVS Davis Venture Value Portfolio seeks growth of capital.

         SVS Dreman Financial Services Portfolio seeks long-term capital appreciation.

         SVS Dreman High Return Equity Portfolio seeks to achieve a high rate of total return.

         SVS Dreman Small Cap Value Portfolio seeks long-term capital appreciation.

         SVS Eagle Focused Large Cap Growth Portfolio seeks growth through long-term capital appreciation.

         SVS Focus Value+Growth Portfolio seeks growth of capital through a portfolio of growth an value stocks. A secondary objective of the portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

         SVS Index 500 Portfolio seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Companies Stock Price Index.*

         SVS INVESCO Dynamic Growth Portfolio seeks long-term capital growth.

         SVS Janus Growth and Income Portfolio seeks long-term capital growth and current income.

         SVS Janus Growth Opportunities Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

         SVS MFS Strategic Value Portfolio seeks capital appreciation.

         SVS Oak Strategic Equity Portfolio seeks long-term capital growth.

         SVS Turner MidCap Growth Portfolio seeks capital appreciation.


SCUDDER VIT FUNDS TRUST



         Scudder Real Estate Securities Portfolio seeks long-term capital appreciation and current income by investing primarily in real estate securities.


         The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Portfolios' prospectuses accompanying this Prospectus and Statements of Additional Information, available from us upon request.

         *"Standard & Poor's (R)," "S&P(R)," "S & P 500(R)," S & P MidCap 400(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. Deutsche Asset Management Americas Inc. has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio and the SVS Index 500 Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios. Additional information may be found in the Portfolios' Statement of Additional Information.

ADVISERS AND MANAGERS

         Fred Alger Management, Inc. ("Alger") serves as the investment adviser for the Alger American Balanced Portfolio and the Alger American Leveraged AllCap Portfolio.

         Credit Suisse Asset Management, LLC is the investment adviser for the two available Portfolios of the Credit Suisse Trust.

         The Dreyfus Corporation ("Dreyfus") is the investment adviser for the Dreyfus I.P. MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.

         INVESCO Funds Group, Inc. is the investment adviser for the available Portfolio of the INVESCO Variable Investment, Funds, Inc.

         Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the six available Portfolios of Scudder Variable Series I and the twenty-six available Portfolios of Scudder Variable Series II.

                                      * * *


         We may receive compensation from the Portfolios or the investment advisers of the Portfolios for services related to the Portfolios. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.


         A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the Portfolio is contained in the prospectuses which we provided you along with this Prospectus. The Portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

         If the shares of a portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of the Portfolio and substitute shares of another portfolio of another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote Portfolio shares.
================================================================================

         Shares of the Portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

================================================================================
Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         We may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such three year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

         You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described herein).

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Portfolio.
================================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -  Where (a) is:

                  - the net asset value per share of a portfolio share held in the sub- account determined at the end of the current valuation period, plus

                  - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, distribution fees and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.15% for administrative expenses, 0.25% for distribution fees and 1.25% for mortality and expense risks) assuming no optional benefits are elected.

TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested may be transferred among investment options.
================================================================================

         During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment option at any time upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are without any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of the fixed investment option are not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

         Any person who can furnish proper account identification is permitted to request transfers by telephone. The telephone transaction privilege is made available automatically without the contract owner's election. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following: upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

         From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by Manulife New York on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

         The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Option is not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your financial consultant or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
================================================================================

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION."

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -  trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be withdrawn without withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix C "QUALIFIED PLAN TYPES").

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

AMOUNT OF DEATH BENEFIT.

         The death benefit payable under the contract will be the greater of:

                  (a) the contract value, or

                  (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

                  The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

                  (i) is equal to the Death Benefit prior to the withdrawal and

                  (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         PAYMENT OF DEATH BENEFIT

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -  a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -  any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -  The beneficiary will become the owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -  No additional purchase payments may be made.

         - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract (including any optional benefits if these benefits had been elected by the deceased owner) as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

================================================================================
Annuity benefit payments may be paid in several ways.
================================================================================

         You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described below).

         Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the 90th birthday of the oldest annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts. Once annuity payments commence, the annuity option may not be changed and the form of settlement may not be changed.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.


ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS


         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from the fixed annuity option to a variable annuity option or from a variable annuity option to the fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

         You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which the contract is delivered to us. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

         If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which the contract is delivered to us. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

         Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for Federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date the request was signed. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

CHANGE OF MATURITY DATE

         During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTION

================================================================================
The fixed account investment option is not a security.
================================================================================

         SECURITIES REGISTRATION. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

================================================================================
The fixed account investment option guarantees interest of at least 3%.
================================================================================

         INVESTMENT OPTIONS. Currently, there is a one-year fixed account investment option available under the contract. In addition, the DCA fixed account investment option may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details). Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to the one-year fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

                  INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to the one-year fixed account investment option, except that, for amounts allocated or transferred on the same day, we will establish a single investment account. Amounts may not be allocated to the fixed account investment option that would extend the guarantee period beyond the maturity date.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for the one year guarantee period.

================================================================================
Withdrawals and some transfers from the fixed account investment option are permitted during the accumulation period.
================================================================================

         TRANSFERS. During the accumulation period, you may transfer amounts from your one-year fixed account investment option to the variable account investment options at the end of the one-year guarantee period, except for transfers made pursuant to the DCA program. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

         - If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (see FEDERAL TAX
MATTERS-QUALIFIED RETIREMENT PLANS LOANS").

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

OPTIONAL BENEFITS

         ANNUAL STEP-UP DEATH BENEFIT RIDER

         You may elect the Annual Step-Up Death Benefit Rider for an additional charge of 0.05% of the value of the variable investment accounts. Election of this optional benefit may only be made at the time the contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step-Up Death Benefit Rider is the greater of:

                  a) the death benefit described above; or

                  b) the Annual Step-Up Death Benefit.

         The Annual Step-Up Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step-Up Death Benefit Rider but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step-Up Death Benefit Rider, the Annual Step-Up Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT RIDER SHOULD NOT BE ELECTED.

         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

(i) is equal to the optional Annual Step-Up Death Benefit prior to the withdrawal and

(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         If the beneficiary under the contract is the contract owner's surviving spouse, the contract and the Optional Annual Step-Up Death Benefit Rider will continue with the surviving spouse as the new contract owner if the surviving spouse elects this option. For purposes of calculating the Optional Annual Step-Up Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first owner's death will be treated as a payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in determination of the optional Annual Step-Up Death Benefit. In determination of the optional Annual Step-Up Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first owner's death.

         TERMINATION OF THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT RIDER

         The Optional Annual Step-Up Death Benefit Rider will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Optional Annual Step-Up Death Benefit Rider benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including the Optional Annual Step-Up Death Benefit Rider) as the new owner.

         THE ADDITION OF THE ANNUAL STEP-UP DEATH BENEFIT RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GUARANTEED RETIREMENT INCOME BENEFITS

         Two Guaranteed Retirement Income Benefits are offered under the contract, GRIB and GRIB II. Only one Guaranteed Retirement Income Benefit per contract may be elected upon issuance and once elected is irrevocable. Each guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB or GRIB II rider. The material differences between the two programs are as follows: (a) for GRIB, the Income Base is based on the maximum contract anniversary value and for GRIB II, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals, (b) for GRIB, the annual fee is 0.30% of Income Base and for GRIB II, the annual fee is 0.45% of Income Base, and (c) if GRIB II is elected, the fixed accounts are not available as investment options.

         GRIB

         Contracts may be issued with GRIB if the contract owner elects GRIB and if the oldest annuitant is age 79 or younger at the time GRIB is elected. Election of GRIB is irrevocable.

         GRIB guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity tables set forth in the GRIB rider. As described below, the Income Base is calculated as the greatest anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIB. If GRIB is exercised and the monthly annuity payment available under the contract is greater than the monthly annuity payment provided by GRIB, we will pay the monthly annuity payment available under the contract. For GRIB, we impose an annual GRIB fee of 0.30% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

         THE ADDITION OF GRIB TO A CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER

SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         GRIB INCOME BASE

         The Income Base upon which the amount of GRIB annuity payments is based is equal to the greatest anniversary value after the effective date of the GRIB rider and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

         - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB.

         - We reserve the right to reduce the Income Base by any premium taxes that may apply.

         THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING GRIB PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIB SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIB BENEFIT.

EXERCISE OF GRIB

Conditions of Exercise. GRIB may be exercised subject to the following conditions:

         1. GRIB may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or any subsequent contract anniversary; and

         2. GRIB must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIB is limited in connection with qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the GRIB benefit under the rider.

         Hence, you should consider that since (a) GRIB may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB is irrevocable, there can be circumstances under a qualified plan in which you will be charged an annual rider GRIB fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIB because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIB after your required minimum distribution beginning date under a qualified plan, you should consider whether GRIB is appropriate for your circumstances. Please consult your advisor.

         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant(s), or the joint life expectancy of the joint annuitants(s), depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

         Illustrated below are the income amounts provided by GRIB, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIB Income Base at guaranteed annuity purchase rates (as stated in the GRIB rider). The Income Base is determined by the annual step-up, assumed to be as listed below.

Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

------------------------------------------------------------------------------------------------------------
    Contract                                                        ANNUAL INCOME
 Anniversary at             Account                          ---------------------------       Annual Income
Exercise of GRIB             Value        Income Base        Current          Guaranteed          Provided
------------------------------------------------------------------------------------------------------------
       10                  $  90,000       $ 160,000         $ 8,651           $ 10,733           $ 10,733
------------------------------------------------------------------------------------------------------------
       15                  $ 105,000       $ 160,000         $11,088           $ 12,288           $ 12,288
------------------------------------------------------------------------------------------------------------
       20                  $ 120,000       $ 160,000         $13,824           $ 13,958           $ 13,958
------------------------------------------------------------------------------------------------------------

Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

------------------------------------------------------------------------------------------------------------
    Contract                                                        ANNUAL INCOME
 Anniversary at             Account                          ---------------------------       Annual Income
Exercise of GRIB             Value        Income Base        Current          Guaranteed          Provided
------------------------------------------------------------------------------------------------------------
       10                  $  90,000       $ 160,000         $ 7,063           $  8,294           $  8,294
------------------------------------------------------------------------------------------------------------
       15                  $ 105,000       $ 160,000         $ 8,681           $  9,062           $  9,062
------------------------------------------------------------------------------------------------------------
       20                  $ 120,000       $ 160,000         $10,253           $  9,658           $ 10,253
------------------------------------------------------------------------------------------------------------

GRIB FEE

         The risk assumed by us associated with GRIB is that annuity benefits payable under GRIB are greater than annuity benefits that would have been payable if the contract owner had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB fee (the "GRIB Fee"). On or before the maturity date, the GRIB Fee is deducted on each contract anniversary. The amount of the GRIB Fee is equal to 0.30% multiplied by the Income Base in effect on that contract anniversary. The GRIB Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB Fee will not be deducted during the annuity period. For purposes of determining the GRIB Fee, the commencement of annuity payments will be treated as a full withdrawal.

TERMINATION OF GRIB

         GRIB will terminate upon the earliest to occur of:

     (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

     (b)      the termination of the contract for any reason; or

     (c)      the exercise of GRIB.

GRIB II

         Contracts may be issued with an optional rider, GRIB II if you elect GRIB II. If GRIB II is elected the fixed accounts are not available as investment options. Election of GRIB II may only be made at issue, is irrevocable, and GRIB II may only be terminated as described below.

         GRIB II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIB II. If GRIB II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIB II, we will pay the monthly annuity payments available under the contract. For GRIB II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

         GRIB II INCOME BASE

         The Income Base upon which the amount of GRIB II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

         Growth Factor Income Base. The Growth Factor Income Base is equal to
(a) less (b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

         The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

-  An Income Base reduction is on a pro rata basis and is equal to (i) times
   (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB II.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIB II MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

         EXERCISE OF GRIB II

         Conditions of Exercise. GRIB II may be exercised subject to the following conditions:

         1. GRIB II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIB II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

                  Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN
- An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

         The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIB II is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIB II.

         Hence, you should consider that since (a) GRIB II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIB II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIB II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIB II after your required beginning date under a qualified plan, you should consider whether GRIB II is appropriate for your circumstances. Please consult your advisor.

         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

         When you exercise GRIB II, actual income will be based on the greater of (i) your GRIB II Income Base at guaranteed annuity purchase rates (as stated in the GRIB II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)

         Illustrated below are the income amounts provided by GRIB II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIB II Income Base at guaranteed annuity purchase rates (as stated in the GRIB II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.

Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

------------------------------------------------------------------------------------------------------------
    Contract
 Anniversary at                                                     ANNUAL INCOME
Exercise of GRIB            Account                          ---------------------------       Annual Income
       II                    Value        Income Base        Current          Guaranteed          Provided
------------------------------------------------------------------------------------------------------------
       10                  $ 90,000        $ 179,085         $ 8,651           $ 12,013           $ 12,013
------------------------------------------------------------------------------------------------------------
       15                  $105,000        $ 239,656         $11,088           $ 18,406           $ 18,406
------------------------------------------------------------------------------------------------------------
       20                  $120,000        $ 320,714         $13,824           $ 27,979           $ 27,979
------------------------------------------------------------------------------------------------------------

Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

------------------------------------------------------------------------------------------------------------
    Contract
 Anniversary at                                                     ANNUAL INCOME
Exercise of GRIB            Account                          ---------------------------       Annual Income
       II                    Value        Income Base        Current          Guaranteed          Provided
------------------------------------------------------------------------------------------------------------
       10                  $ 90,000        $ 179,085         $ 7,063           $  9,284           $  9,284
------------------------------------------------------------------------------------------------------------
       15                  $105,000        $ 239,656         $ 8,681           $ 13,574           $ 13,574
------------------------------------------------------------------------------------------------------------
       20                  $120,000        $ 320,714         $10,253           $ 19,358           $ 19,358
------------------------------------------------------------------------------------------------------------

         TERMINATION OF GRIB II

         GRIB II will terminate upon the earliest to occur of:

      (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

      (b)      the termination of the contract for any reason; or

      (c)      the exercise of GRIB II.

         THE ELECTION OF GRIB II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         GRIB II FEE. The risk assumed by us associated with GRIB II is that annuity benefits payable under GRIB II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB II fee (the "GRIB II Fee"). On or before the maturity date, the GRIB II Fee is deducted on each contract anniversary. The amount of the GRIB II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIB II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB II Fee will not be deducted during the annuity period. For purposes of determining the GRIB II Fee, the commencement of annuity payments will be treated as a full withdrawal.

                                       ***

         GRIB II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIB II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIB II BENEFIT.

                                      * * *

         QUALIFIED RETIREMENT PLANS

         If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract may have on your plan (see APPENDIX C to the prospectus). Please consult your tax advisor.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolio that are described in the accompanying Prospectus of the Portfolios. For information on the GRIB and GRIB II Rider Fees, see "Guaranteed Retirement Income Benefits" above.

WITHDRAWAL CHARGES

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

         Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the amount available without withdrawal charges for that year is the greater of:

         - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

         - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

         The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

         Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than three years. Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT          WITHDRAWAL CHARGE PERCENTAGE
------------------------------------------------------------------
             0                                    6%
             1                                    5%
             2                                    4%
             3+                                   0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix B.

ADMINISTRATION FEE

================================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional rider has been elected.
================================================================================

         A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment option.

TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

                           -  establishment or maintenance of the Variable
                              Account,

                           -  receipt of purchase payments,

                           -  issuance of the contacts, or

                           - commencement or continuance of annuity payments under the contracts.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 3.50%. In addition, we will withhold taxes to the extent required by applicable law.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
================================================================================

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

                              the contract must be owned by an individual (or treated as owned by an individual),

                              the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

                           - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

                           - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -  certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Portfolios, we expect that the Portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

         - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

         During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

===============================================================================
Withdrawals prior to age 59 1/2 may incur a 10% IRS penalty tax.
===============================================================================

         There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

         - received on or after the date on which the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
================================================================================




         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix C to this Prospectus. Appendix C also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

         If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

         In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIB or GRIB II in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth
IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

         There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         - received on or after the date on which the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) certain hardship withdrawals.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.


                         FEDERAL INCOME TAX WITHHOLDING


================================================================================
We may be required to withhold amounts from some payments for Federal income tax payments.
================================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

================================================================================
We may advertise our investment performance.
================================================================================

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Portfolio from the inception date of the Portfolio adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay broker-dealers to sell the contracts.
================================================================================

         Manulife Financial Securities is a Delaware limited liability company that is controlled by Manulife USA. Manulife Financial Securities is the principal underwriter and exclusive distributor of the contracts. Manulife Financial Securities is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. Manulife Financial Securities is located at 73 Tremont Street, Boston, Massachusetts 02108.

         We have entered into an Underwriting and Distribution Agreement with Manulife Financial Securities where we appointed Manulife Financial Securities the principal underwriter and exclusive representative for the distribution of all insurance products and authorized Manulife Financial Securities to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents. With respect to the contract described in this prospectus, Manulife Financial Securities will pay distribution compensation to selling broker-dealers in varying amounts which under normal circumstances are not expected to exceed 6% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 55077, Boston, Massachusetts 02205-8225.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

VOTING INTEREST

         As stated above under "Portfolios" we will vote shares of the Portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each Portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such Portfolio shares are held by the net asset value per share of that Portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

         We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations.

                                   APPENDIX A

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

         ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

         ANNUITANT - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed.

         ANNUITY OPTION - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by us.

         ANNUITY SERVICE OFFICE - The mailing address of the service office is P.O. Box 55077, Boston, Massachusetts 02205-8225.

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

         CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         CONTRACT ANNIVERSARY - The anniversary of the contract date.

         CONTRACT DATE - The date of issue of the contract.

         CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

         CONTRACT YEAR - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

         DEBT - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

         DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

(a)      A certified copy of a death certificate;

(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

(c)      Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at the our Annuity Service Office.

         FIXED ANNUITY - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

         GENERAL ACCOUNT - All the assets of Manulife New York other than assets in separate accounts.

         INVESTMENT ACCOUNT - An account established by us which represents a contract owner's interest in an investment option prior to the maturity date.

         INVESTMENT ACCOUNT VALUE - The value of a contract owner's investment in an investment account.

         INVESTMENT OPTIONS - The investment choices available to contract owners.

         LOAN ACCOUNT - The portion of the general account that is used for collateral when a loan is taken.

         MATURITY DATE - The date on which annuity benefits commence. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the annuitant's 90th birthday, unless changed.

         NET PURCHASE PAYMENT - The purchase payment less the amount of premium tax.

         NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

         OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract specifications page, unless changed.

         PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

         PORTFOLIO - A mutual fund in which the Variable Account invests, or of any successor or additional mutual funds.

         PURCHASE PAYMENT - An amount paid to us by a contract owner as consideration for the benefits provided by the contract.

         QUALIFIED CONTRACTS - Contracts issued under qualified plans.

         QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

         SEPARATE ACCOUNT - A segregated account of Manulife New York that is not commingled with the Manulife New York's general assets and obligations.

         SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

         VALUATION DATE - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

         VALUATION PERIOD - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

         VARIABLE ACCOUNT - The Variable Account, which is a separate account of Manulife New York.

         VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                                                          WITHDRAWAL
                   HYPOTHETICAL               FREE                                          CHARGE
CONTRACT             CONTRACT              WITHDRAWAL           PAYMENTS         --------------------------
  YEAR                VALUE                  AMOUNT            LIQUIDATED        PERCENT             AMOUNT
-----------------------------------------------------------------------------------------------------------
   1                  55,000                5,000(a)             50,000             6%                3,000

   2                  50,500                5,000(b)             45,500             5%                2,275

   3                  60,000               10,000(c)             50,000             4%                2,000

   4                  70,000               20,000(d)             50,000             0%                    0

---------------------------
(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(b) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(c) In the example for the third contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second contract year of $2,000, $5,000, $7,000, and $8,000.

                                                                                          WITHDRAWAL
HYPOTHETICAL        PARTIAL                   FREE                                          CHARGE
  CONTRACT         WITHDRAWAL              WITHDRAWAL           PAYMENTS         --------------------------
   VALUE           REQUESTED                 AMOUNT            LIQUIDATED        PERCENT             AMOUNT
-----------------------------------------------------------------------------------------------------------
   65,000            2,000                 15,000(a)                 0             5%                   0

   49,000            5,000                  3,000(b)             2,000             5%                 100

   52,000            7,000                  4,000(c)             3,000             5%                 150

   44,000            8,000                      0(d)             8,000             5%                 400

---------------------------
(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000 - 0). The amount requested ($2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 < 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                                   APPENDIX C

                              QUALIFIED PLAN TYPES

                  Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

                  INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. This could result in adverse tax consequences to the Owner.

                  SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

                  SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

                  ROTH IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -  made after the owner attains age 59 1/2;

         -  made after the owner's death;

         -  attributable to the owner being disabled; or

         -  a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

                  CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice.

                  TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -  earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

                               PART B
         Information Contained in a Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A

                                       OF

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                   OF NEW YORK

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York at the mailing address of the Annuity Service Office, P.O. Box 9013, Boston, Massachusetts 02205-9013 or telephoning (877) 391-3748.

       The date of this Statement of Additional Information is May 1, 2003

              The Manufacturers Life Insurance Company of New York
                             100 Summitt Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
                                 (877) 391-3748

NYVenture III / NYWealthmark III SAI

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY...............................................
PERFORMANCE DATA..............................................................
SERVICES
        Independent Auditors..................................................
        Servicing Agent.......................................................
        Principal Underwriter.................................................
APPENDIX A - PERFORMANCE DATA TABLES..........................................
         -  MIT Trust, And American Insurance Fund Portfolios.................
         -  Scudder Portfolios................................................
APPENDIX B - AUDITED FINANCIAL STATEMENTS.....................................

                         GENERAL INFORMATION AND HISTORY

         The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. Prior to October 1, 1997, we were known as First North American Life Assurance Company. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of Manulife USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

         Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         -        redemption at the end of the time period, and

         -        no redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

         -        ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

         -        inception date of the portfolio, or

         -        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate total return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges - mortality and expense risk fees, administrative fees and distribution fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us or Manulife New York; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of

Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.


         On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of the following sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996: Pacific Rim Emerging Markets, Real Estate Securities, Balanced, Money Market and Quantitative Equity.



         Performance for each of the following sub-accounts is based upon the historical performance of the American Fund Insurance Series portfolio, adjusted to reflect current trust charges and contract charges: American International, American Growth, American Growth-Income and American blue Chip-Income.



         For periods prior to January 28, 2002, Series II performance reflects the performance of Series I which has a lower Rule 12b-1 fee. Had the performance during this period reflected the higher Series II Rule 12b-1 fee, the performance would have been lower.


                                    SERVICES

INDEPENDENT AUDITORS


         The financial statements of The Manufacturers Life Insurance Company of New York at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2002, and for each of the two years in the period ended December 31, 2002, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at 200 Clarendon Street, Boston, MA 02116.


SERVICING AGENT

         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         -        daily updates on:

                  -        accumulation unit values,

                  -        variable annuity participants and transactions,

                  -        agent production and commissions;

         -        semimonthly commission statements;

         - monthly summaries of agent production and daily transaction reports;

         -        semiannual statements for contract owners;

         -        and annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


         Manulife Financial Securities LLC ("MFS LLC") an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS") a Delaware limited liability company controlled by us, served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MFS LLC in 2002 and MSS in 2001 and 2000 were $275,138,774, $202,486,965 and $251,409,183, respectively. MFS LLC and
MSS did not retain any of these amounts during such periods.

                                   APPENDIX A

                             PERFORMANCE DATA TABLES

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR NYVENTURE III CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                           SINCE INCEPTION
                                                              OR 10 YEARS,        INCEPTION
PORTFOLIO                      1 YEAR        5 YEAR       WHICHEVER IS SHORTER       DATE
-------------------            -------      -------       --------------------     --------
Internet Technology            -41.34%       N/A               -59.20%             05/01/00
Pacific Rim                    -18.53%      -5.08%             -20.55%             01/01/97
Telecommunications             -51.13%       N/A               -66.85%             04/30/01
Science & Technology           -44.70%      -9.61%             -16.93%             01/01/97
International Small Cap        -22.40%      -4.99%             -12.13%             03/04/96
Health Sciences                -32.13%       N/A               -44.91%             04/30/01
Aggressive Growth              -30.02%      -6.08%             -15.68%             01/01/97
Emerging Small Company         -33.98%      -3.38%             -11.22%             01/01/97
Small Company Blend            -30.65%       N/A               -24.74%             05/03/99
Small Cap Index                -26.76%       N/A               -32.75%             05/01/00
Mid Cap Growth                 -35.11%       N/A               -53.90%             04/30/01
Mid Cap Opportunities          -34.97%       N/A               -53.53%             04/30/01
Dynamic Growth                 -33.36%       N/A               -53.56%             05/01/00
Mid Cap Stock                  -27.80%       N/A               -27.09%             05/03/99
All Cap Growth                 -29.57%      -2.57%              -9.00%             03/04/96
Financial Services             -23.55%       N/A               -45.94%             04/30/01
International Stock            -26.99%      -6.79%             -15.85%             01/01/97
Overseas                       -26.77%      -6.77%             -10.75%             01/09/95
International Index            -22.77%       N/A               -38.75%             05/01/00
International Value            -23.43%       N/A               -25.61%             05/03/99
Strategic Opportunities        -42.86%      -8.99%              3.13%              11/02/92
Quantitative Mid Cap           -27.97%       N/A               -51.71%             04/30/01
Mid Cap Index                  -21.00%       N/A               -28.13%             05/01/00
Global Equity                  -24.61%      -3.99%              4.05%              11/02/92
Strategic Growth               -32.87%       N/A               -51.53%             04/30/01
Capital Appreciation           -35.35%       N/A               -48.91%             11/01/00
All Cal Core                   -30.27%      -7.71%             -11.54%             07/15/96
Large Cap Growth               -28.15%      -5.68%              2.21%              11/02/92
All Cap Value                  -32.75%       N/A               -47.46%             04/30/01
Capital Opportunities          -32.17%       N/A               -52.07%             04/30/01
Total Stock Mkt Index          -26.67%       N/A               -36.96%             05/01/00
Quantitative Equity            -32.68%      -3.41%              -9.75%             01/01/97
Blue Chip Growth               -29.43%      -2.35%              4.23%              12/11/92
Utilities                      -28.81%       N/A               -54.44%             04/30/01
Real Estate Securities         -4.61%       -1.21%              -9.18%             01/01/97
Small Company Value            -12.49%      0.10%              -13.11%             10/01/97
Mid Cap Value                  -16.29%       N/A               -38.82%             04/30/01
Value                          -28.08%      -2.66%             -10.18%             01/01/97
500 Index                      -27.86%       N/A               -37.47%             05/01/00
Tactical Allocation            -28.49%       N/A               -36.36%             05/01/00
Fundamental Value              -21.92%       N/A               -44.99%             04/30/01
Growth & Income                -29.48%      -2.90%              6.56%              11/02/92
U.S. Large Cap                 -30.23%       N/A               -24.19%             05/03/99
Equity Income                  -19.28%      0.62%               0.43%              02/19/93
Income & Value                 -21.76%      0.49%               4.62%              11/02/92
Balanced                       -20.29%      -6.34%             -13.46%             01/01/97
High Yield                     -13.40%      -3.94%             -12.35%             01/01/97
Strategic Bond                  1.25%       3.44%               -1.65%             02/19/93
Global Bond                    12.07%       2.56%               5.32%              11/02/92
Total Return                    1.79%        N/A               -12.53%             05/03/99
Investment Quality Bond         2.17%       4.87%               5.12%              11/02/92
Diversified Bond                0.01%       5.45%               6.11%              11/02/92
U.S. Govn't Securities          0.39%       4.81%               4.84%              11/02/92
Money Market                   -6.02%       2.32%               2.54%              11/02/92
Lifestyle Aggressive           -26.09%      -6.39%             -14.48%             01/07/97
Lifestyle Growth               -21.59%      -3.28%             -11.73%             01/07/97
Lifestyle Balanced             -16.14%      -0.77%              -9.78%             01/07/97
Lifestyle Moderate             -10.69%      1.53%               -8.09%             01/07/97
Lifestyle Conservative         -5.38%       3.64%               -6.72%             01/07/97
International                  -21.08%      0.28%              -10.99%             04/30/97
Growth                         -29.92%      4.26%               -4.53%             04/30/97
Growth - Income                -24.30%      1.25%               -7.88%             04/30/97
Blue Chip - Income             -28.65%       N/A               -51.54%             07/05/01


                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR NYVENTURE III CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
               (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)




                                                                   SINCE INCEPTION
                                                                      OR 10 YEARS,           INCEPTION
PORTFOLIO                          1 YEAR         5 YEAR          WHICHEVER IS SHORTER           DATE
-------------------                -------        -------         --------------------         --------
Internet Technology                -41.82%          N/A                -48.82%                 05/01/00
Pacific Rim                        -19.02%        -5.65%               -11.65%                 01/01/97
Telecommunications                 -51.60%          N/A                -51.09%                 04/30/01
Science & Technology               -45.18%        -10.09%               -7.24%                 01/01/97
International Small Cap            -22.89%        -5.51%                -3.29%                 03/04/96
Health Sciences                    -32.61%          N/A                -17.55%                 04/30/01
Aggressive Growth                  -30.50%        -6.63%                -5.93%                 01/01/97
Emerging Small Company             -34.46%        -3.88%                -0.82%                 01/01/97
Small Company Blend                -31.14%          N/A                 -9.68%                 05/03/99
Small Cap Index                    -27.25%          N/A                -13.61%                 05/01/00
Mid Cap Growth                     -35.59%          N/A                -31.25%                 04/30/01
Mid Cap Opportunities              -35.45%          N/A                -30.68%                 04/30/01
Dynamic Growth                     -33.84%          N/A                -41.16%                 05/01/00
Mid Cap Stock                      -28.29%          N/A                -12.62%                 05/03/99
All Cap Growth                     -30.05%        -3.05%                0.23%                  03/04/96
Financial Services                 -24.04%          N/A                -19.12%                 04/30/01
International Stock                -27.48%        -7.35%                -6.12%                 01/01/97
Overseas                           -27.25%        -7.33%                -3.22%                 01/09/95
International Index                -23.25%          N/A                -21.51%                 05/01/00
International Value                -23.92%          N/A                -10.79%                 05/03/99
Strategic Opportunities            -43.33%        -9.54%                2.71%                  11/02/92
Quantitative Mid Cap               -28.46%          N/A                -27.90%                 04/30/01
Mid Cap Index                      -21.49%          N/A                 -7.57%                 05/01/00
Global Equity                      -25.09%        -4.54%                3.60%                  11/02/92
Strategic Growth                   -33.35%          N/A                -27.64%                 04/30/01
Capital Appreciation               -35.83%          N/A                -30.85%                 11/01/00
All Cal Core                       -30.75%        -8.26%                -2.05%                 07/15/96
Large Cap Growth                   -28.63%        -6.22%                1.72%                  11/02/92
All Cap Value                      -33.23%          N/A                -21.42%                 04/30/01
Capital Opportunities              -32.66%          N/A                -28.45%                 04/30/01
Total Stock Mkt Index              -27.15%          N/A                -19.15%                 05/01/00
Quantitative Equity                -33.16%        -3.90%                0.87%                  01/01/97
Blue Chip Growth                   -29.91%        -2.84%                3.75%                  12/11/92
Utilities                          -29.29%          N/A                -32.10%                 04/30/01
Real Estate Securities              -5.11%        -1.88%                1.35%                  01/01/97
Small Company Value                -12.98%        -0.49%                -1.61%                 10/01/97
Mid Cap Value                      -16.78%          N/A                 -8.27%                 04/30/01
Value                              -28.56%        -3.23%                0.30%                  01/01/97
500 Index                          -28.35%          N/A                -19.83%                 05/01/00
Tactical Allocation                -28.97%          N/A                -18.36%                 05/01/00
Fundamental Value                  -22.41%          N/A                -17.67%                 04/30/01
Growth & Income                    -29.96%        -3.41%                6.15%                  11/02/92
U.S. Large Cap                     -30.71%          N/A                 -9.04%                 05/03/99
Equity Income                      -19.77%         0.08%                7.29%                  02/19/93
Income & Value                     -22.25%        -0.03%                4.12%                  11/02/92
Balanced                           -20.78%        -6.94%                -3.41%                 01/01/97
High Yield                         -13.89%        -4.54%                -2.20%                 01/01/97
Strategic Bond                      0.75%          2.86%                4.95%                  02/19/93
Global Bond                         11.54%         1.96%                4.79%                  11/02/92
Total Return                        1.30%           N/A                 5.08%                  05/03/99
Investment Quality Bond             1.67%          4.31%                4.56%                  11/02/92
Diversified Bond                    -0.49%         4.91%                5.57%                  11/02/92
U.S. Govn't Securities              -0.11%         4.25%                4.27%                  11/02/92
Money Market                        -6.52%         1.76%                1.92%                  11/02/92
Lifestyle Aggressive               -26.57%        -6.98%                -4.55%                 01/07/97
Lifestyle Growth                   -22.08%        -3.84%                -1.42%                 01/07/97
Lifestyle Balanced                 -16.63%        -1.32%                0.77%                  01/07/97
Lifestyle Moderate                 -11.18%         0.99%                2.67%                  01/07/97
Lifestyle Conservative              -5.87%         3.10%                4.22%                  01/07/97
International                      -21.57%        -0.18%                0.08%                  04/30/97
Growth                             -30.41%         3.85%                7.48%                  04/30/97
Growth - Income                    -24.79%         0.75%                3.61%                  04/30/97
Blue Chip - Income                 -29.14%          N/A                -23.92%                 07/05/01


               NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR NYVENTURE III CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)


                                                     SINCE INCEPTION
                                                       OR 10 YEARS,        INCEPTION
      PORTFOLIO             1 YEAR      5 YEAR     WHICHEVER IS SHORTER       DATE
------------------------------------------------------------------------------------
Internet Technology         -41.34%       N/A            -59.20%            05/01/00
------------------------------------------------------------------------------------
Pacific Rim                 -18.53%     -5.08%           -14.36%            10/04/94
------------------------------------------------------------------------------------
Telecommunications          -51.13%       N/A            -66.85%            04/30/01
------------------------------------------------------------------------------------
Science & Technology        -44.70%     -9.61%           -16.93%            01/01/97
------------------------------------------------------------------------------------
International Small Cap     -22.40%     -4.99%           -12.13%            03/04/96
------------------------------------------------------------------------------------
Health Sciences             -32.13%       N/A            -44.91%            04/30/01
------------------------------------------------------------------------------------
Aggressive Growth           -30.02%     -6.08%           -15.68%            01/01/97
------------------------------------------------------------------------------------
Emerging Small Company      -33.98%     -3.38%           -11.22%            01/01/97
------------------------------------------------------------------------------------
Small Company Blend         -30.65%       N/A            -24.74%            05/03/99
------------------------------------------------------------------------------------
Small Cap Index             -26.76%       N/A            -32.75%            05/01/00
------------------------------------------------------------------------------------
Mid Cap Growth              -35.11%       N/A            -53.90%            04/30/01
------------------------------------------------------------------------------------
Mid Cap Opportunities       -34.97%       N/A            -53.53%            04/30/01
------------------------------------------------------------------------------------
Dynamic Growth              -33.36%       N/A            -53.56%            05/01/00
------------------------------------------------------------------------------------
Mid Cap Stock               -27.80%       N/A            -27.09%            05/03/99
------------------------------------------------------------------------------------
All Cap Growth              -29.57%     -2.57%            -9.00%            03/04/96
------------------------------------------------------------------------------------
Financial Services          -23.55%       N/A            -45.94%            04/30/01
------------------------------------------------------------------------------------
International Stock         -26.99%     -6.79%           -15.85%            01/01/97
------------------------------------------------------------------------------------
Overseas                    -26.77%     -6.77%           -10.75%            01/09/95
------------------------------------------------------------------------------------
International Index         -22.77%       N/A            -38.75%            05/01/00
------------------------------------------------------------------------------------
International Value         -23.43%       N/A            -25.61%            05/03/99
------------------------------------------------------------------------------------
Strategic Opportunities     -42.86%     -8.99%             3.13%            06/18/85
------------------------------------------------------------------------------------
Quantitative Mid Cap        -27.97%       N/A            -51.71%            04/30/01
------------------------------------------------------------------------------------
Mid Cap Index               -21.00%       N/A            -28.13%            05/01/00
------------------------------------------------------------------------------------
Global Equity               -24.61%     -3.99%             4.05%            03/18/88
------------------------------------------------------------------------------------
Strategic Growth            -32.87%       N/A            -51.53%            04/30/01
------------------------------------------------------------------------------------
Capital Appreciation        -35.35%       N/A            -48.91%            11/01/00
------------------------------------------------------------------------------------
All Cal Core                -30.27%     -7.71%           -11.54%            07/15/96
------------------------------------------------------------------------------------
Large Cap Growth            -28.15%     -5.68%             2.21%            08/03/89
------------------------------------------------------------------------------------
All Cap Value               -32.75%       N/A            -47.46%            04/30/01
------------------------------------------------------------------------------------
Capital Opportunities       -32.17%       N/A            -52.07%            04/30/01
------------------------------------------------------------------------------------
Total Stock Mkt Index       -26.67%       N/A            -36.96%            05/01/00
------------------------------------------------------------------------------------
Quantitative Equity         -32.68%     -3.41%             5.22%            04/30/87
------------------------------------------------------------------------------------
Blue Chip Growth            -29.43%     -2.35%             4.23%            12/11/92
------------------------------------------------------------------------------------
Utilities                   -28.81%       N/A            -54.44%            04/30/01
------------------------------------------------------------------------------------
Real Estate Securities       -4.61%     -1.21%             6.60%            04/30/87
------------------------------------------------------------------------------------
Small Company Value         -12.49%      0.10%           -13.11%            10/01/97
------------------------------------------------------------------------------------
Mid Cap Value               -16.29%       N/A            -38.82%            04/30/01
------------------------------------------------------------------------------------
Value                       -28.08%     -2.66%           -10.18%            01/01/97
------------------------------------------------------------------------------------
500 Index                   -27.86%       N/A            -37.47%            05/01/00
------------------------------------------------------------------------------------
Tactical Allocation         -28.49%       N/A            -36.36%            05/01/00
------------------------------------------------------------------------------------
Fundamental Value           -21.92%       N/A            -44.99%            04/30/01
------------------------------------------------------------------------------------
Growth & Income             -29.48%     -2.90%             6.56%            04/23/91
------------------------------------------------------------------------------------
U.S. Large Cap              -30.23%       N/A            -24.19%            05/03/99
------------------------------------------------------------------------------------
Equity Income               -19.28%      0.62%             0.43%            02/19/93
------------------------------------------------------------------------------------
Income & Value              -21.76%      0.49%             4.62%            08/03/89
------------------------------------------------------------------------------------
Balanced                    -20.29%     -6.34%           -13.46%            01/01/97
------------------------------------------------------------------------------------
High Yield                  -13.40%     -3.94%           -12.35%            01/01/97
------------------------------------------------------------------------------------
Strategic Bond                1.25%      3.44%            -1.65%            02/19/93
------------------------------------------------------------------------------------
Global Bond                  12.07%      2.56%             5.32%            03/18/88
------------------------------------------------------------------------------------
Total Return                  1.79%        N/A           -12.53%            05/03/99
------------------------------------------------------------------------------------
Investment Quality Bond       2.17%      4.87%             5.12%            06/18/85
------------------------------------------------------------------------------------
Diversified Bond              0.01%      5.45%             6.11%            08/03/89
------------------------------------------------------------------------------------
U.S. Govn't Securities        0.39%      4.81%             4.84%            03/18/88
------------------------------------------------------------------------------------
Money Market                 -6.02%      2.32%             2.54%            06/18/85
------------------------------------------------------------------------------------
Lifestyle Aggressive        -26.09%     -6.39%           -14.48%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Growth            -21.59%     -3.28%           -11.73%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Balanced          -16.14%     -0.77%            -9.78%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Moderate          -10.69%      1.53%            -8.09%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Conservative       -5.38%      3.64%            -6.72%            01/07/97
------------------------------------------------------------------------------------
American International      -21.08%      0.28%           -10.99%            04/30/97
------------------------------------------------------------------------------------
American Growth             -29.92%      4.26%            -4.53%            04/30/97
------------------------------------------------------------------------------------
American Growth - Income    -24.30%      1.25%            -7.88%            04/30/97
------------------------------------------------------------------------------------
American Blue Chip - Income -28.65%       N/A            -51.54%            07/05/01
------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR NYVENTURE III CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
               (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)


                                                     SINCE INCEPTION
                                                        OR 10 YEARS,       INCEPTION
      PORTFOLIO             1 YEAR     5 YEAR      WHICHEVER IS SHORTER      DATE
------------------------------------------------------------------------------------
Internet Technology         -41.82%       N/A            -48.82%            05/01/00
------------------------------------------------------------------------------------
Pacific Rim                 -19.02%     -5.65%             7.80%            10/04/94
------------------------------------------------------------------------------------
Telecommunications          -51.60%       N/A            -51.09%            04/30/01
------------------------------------------------------------------------------------
Science & Technology        -45.18%    -10.09%            -7.24%            01/01/97
------------------------------------------------------------------------------------
International Small Cap     -22.89%     -5.51%            -3.29%            03/04/96
------------------------------------------------------------------------------------
Health Sciences             -32.61%       N/A            -17.55%            04/30/01
------------------------------------------------------------------------------------
Aggressive Growth           -30.50%     -6.63%            -5.93%            01/01/97
------------------------------------------------------------------------------------
Emerging Small Company      -34.46%     -3.88%            -0.82%            01/01/97
------------------------------------------------------------------------------------
Small Company Blend         -31.14%       N/A             -9.68%            05/03/99
------------------------------------------------------------------------------------
Small Cap Index             -27.25%       N/A            -13.61%            05/01/00
------------------------------------------------------------------------------------
Mid Cap Growth              -35.59%       N/A            -31.25%            04/30/01
------------------------------------------------------------------------------------
Mid Cap Opportunities       -35.45%       N/A            -30.68%            04/30/01
------------------------------------------------------------------------------------
Dynamic Growth              -33.84%       N/A            -41.16%            05/01/00
------------------------------------------------------------------------------------
Mid Cap Stock               -28.29%       N/A            -12.62%            05/03/99
------------------------------------------------------------------------------------
All Cap Growth              -30.05%     -3.05%             0.23%            03/04/96
------------------------------------------------------------------------------------
Financial Services          -24.04%       N/A            -19.12%            04/30/01
------------------------------------------------------------------------------------
International Stock         -27.48%     -7.35%            -6.12%            01/01/97
------------------------------------------------------------------------------------
Overseas                    -27.25%     -7.33%            -3.22%            01/09/95
------------------------------------------------------------------------------------
International Index         -23.25%       N/A            -21.51%            05/01/00
------------------------------------------------------------------------------------
International Value         -23.92%       N/A            -10.79%            05/03/99
------------------------------------------------------------------------------------
Strategic Opportunities     -43.33%     -9.54%             2.71%            06/18/85
------------------------------------------------------------------------------------
Quantitative Mid Cap        -28.46%       N/A            -27.90%            04/30/01
------------------------------------------------------------------------------------
Mid Cap Index               -21.49%       N/A             -7.57%            05/01/00
------------------------------------------------------------------------------------
Global Equity               -25.09%     -4.54%             3.60%            03/18/88
------------------------------------------------------------------------------------
Strategic Growth            -33.35%       N/A            -27.64%            04/30/01
------------------------------------------------------------------------------------
Capital Appreciation        -35.83%       N/A            -30.85%            11/01/00
------------------------------------------------------------------------------------
All Cal Core                -30.75%     -8.26%            -2.05%            07/15/96
------------------------------------------------------------------------------------
Large Cap Growth            -28.63%     -6.22%             1.72%            08/03/89
------------------------------------------------------------------------------------
All Cap Value               -33.23%       N/A            -21.42%            04/30/01
------------------------------------------------------------------------------------
Capital Opportunities       -32.66%       N/A            -28.45%            04/30/01
------------------------------------------------------------------------------------
Total Stock Mkt Index       -27.15%       N/A            -19.15%            05/01/00
------------------------------------------------------------------------------------
Quantitative Equity         -33.16%     -3.90%             4.79%            04/30/87
------------------------------------------------------------------------------------
Blue Chip Growth            -29.91%     -2.84%             3.75%            12/11/92
------------------------------------------------------------------------------------
Utilities                   -29.29%       N/A            -32.10%            04/30/01
------------------------------------------------------------------------------------
Real Estate Securities       -5.11%     -1.88%             6.12%            04/30/87
------------------------------------------------------------------------------------
Small Company Value         -12.98%     -0.49%            -1.61%            10/01/97
------------------------------------------------------------------------------------
Mid Cap Value               -16.78%       N/A             -8.27%            04/30/01
------------------------------------------------------------------------------------
Value                       -28.56%     -3.23%             0.30%            01/01/97
------------------------------------------------------------------------------------
500 Index                   -28.35%       N/A            -19.83%            05/01/00
------------------------------------------------------------------------------------
Tactical Allocation         -28.97%       N/A            -18.36%            05/01/00
------------------------------------------------------------------------------------
Fundamental Value           -22.41%       N/A            -17.67%            04/30/01
------------------------------------------------------------------------------------
Growth & Income             -29.96%     -3.41%             6.15%            04/23/91
------------------------------------------------------------------------------------
U.S. Large Cap              -30.71%       N/A             -9.04%            05/03/99
------------------------------------------------------------------------------------
Equity Income               -19.77%      0.08%             7.29%            02/19/93
------------------------------------------------------------------------------------
Income & Value              -22.25%     -0.03%             4.12%            08/03/89
------------------------------------------------------------------------------------
Balanced                    -20.78%     -6.94%            -3.41%            01/01/97
------------------------------------------------------------------------------------
High Yield                  -13.89%     -4.54%            -2.20%            01/01/97
------------------------------------------------------------------------------------
Strategic Bond                0.75%      2.86%             4.95%            02/19/93
------------------------------------------------------------------------------------
Global Bond                  11.54%      1.96%             4.79%            03/18/88
------------------------------------------------------------------------------------
Total Return                  1.30%       N/A              5.08%            05/03/99
------------------------------------------------------------------------------------
Investment Quality Bond       1.67%      4.31%             4.56%            06/18/85
------------------------------------------------------------------------------------
Diversified Bond             -0.49%      4.91%             5.57%            08/03/89
------------------------------------------------------------------------------------
U.S. Govn't Securities       -0.11%      4.25%             4.27%            03/18/88
------------------------------------------------------------------------------------
Money Market                 -6.52%      1.76%             1.92%            06/18/85
------------------------------------------------------------------------------------
Lifestyle Aggressive        -26.57%     -6.98%            -4.55%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Growth            -22.08%     -3.84%            -1.42%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Balanced          -16.63%     -1.32%             0.77%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Moderate          -11.18%      0.99%             2.67%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Conservative       -5.87%      3.10%             4.22%            01/07/97
------------------------------------------------------------------------------------
American International      -21.57%     -0.18%             0.08%            04/30/97
------------------------------------------------------------------------------------
American Growth             -30.41%      3.85%             7.48%            04/30/97
------------------------------------------------------------------------------------
American Growth - Income    -24.79%      0.75%             3.61%            04/30/97
------------------------------------------------------------------------------------
American Blue Chip - Income -29.14%       N/A            -23.92%            07/05/01
------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR NYVENTURE III CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)


                                                     SINCE INCEPTION
                                                       OR 10 YEARS,        INCEPTION
      PORTFOLIO             1 YEAR     5 YEAR      WHICHEVER IS SHORTER       DATE
------------------------------------------------------------------------------------
Internet Technology         -38.23%       N/A            -47.17%            05/01/00
------------------------------------------------------------------------------------
Pacific Rim                 -13.97%     -5.08%            -6.85%            10/04/94
------------------------------------------------------------------------------------
Telecommunications          -48.65%       N/A            -49.23%            04/30/01
------------------------------------------------------------------------------------
Science & Technology        -41.81%     -9.61%            -6.76%            01/01/97
------------------------------------------------------------------------------------
International Small Cap     -18.09%     -4.99%            -2.75%            03/04/96
------------------------------------------------------------------------------------
Health Sciences             -28.43%       N/A            -14.70%            04/30/01
------------------------------------------------------------------------------------
Aggressive Growth           -26.19%     -6.08%            -5.36%            01/01/97
------------------------------------------------------------------------------------
Emerging Small Company      -30.40%     -3.38%            -0.35%            01/01/97
------------------------------------------------------------------------------------
Small Company Blend         -26.87%       N/A             -9.08%            05/03/99
------------------------------------------------------------------------------------
Small Cap Index             -22.73%       N/A            -11.84%            05/01/00
------------------------------------------------------------------------------------
Mid Cap Growth              -31.61%       N/A            -28.82%            04/30/01
------------------------------------------------------------------------------------
Mid Cap Opportunities       -31.45%       N/A            -28.24%            04/30/01
------------------------------------------------------------------------------------
Dynamic Growth              -29.74%       N/A            -39.57%            05/01/00
------------------------------------------------------------------------------------
Mid Cap Stock               -23.83%       N/A            -11.92%            05/03/99
------------------------------------------------------------------------------------
All Cap Growth              -25.71%     -2.57%             0.72%            03/04/96
------------------------------------------------------------------------------------
Financial Services          -19.31%       N/A            -16.31%            04/30/01
------------------------------------------------------------------------------------
International Stock         -22.97%     -6.79%            -5.54%            01/01/97
------------------------------------------------------------------------------------
Overseas                    -22.73%     -6.77%            -2.65%            01/09/95
------------------------------------------------------------------------------------
International Index         -18.47%       N/A            -19.80%            05/01/00
------------------------------------------------------------------------------------
International Value         -19.18%       N/A            -10.12%            05/03/99
------------------------------------------------------------------------------------
Strategic Opportunities     -39.85%     -8.99%             3.13%            06/18/85
------------------------------------------------------------------------------------
Quantitative Mid Cap        -24.01%       N/A            -25.37%            04/30/01
------------------------------------------------------------------------------------
Mid Cap Index               -16.60%       N/A             -5.72%            05/01/00
------------------------------------------------------------------------------------
Global Equity               -20.43%     -3.99%             4.05%            03/18/88
------------------------------------------------------------------------------------
Strategic Growth            -29.22%       N/A            -25.09%            04/30/01
------------------------------------------------------------------------------------
Capital Appreciation        -31.86%       N/A            -28.86%            11/01/00
------------------------------------------------------------------------------------
All Cal Core                -26.46%     -7.71%            -1.53%            07/15/96
------------------------------------------------------------------------------------
Large Cap Growth            -24.20%     -5.68%             2.21%            08/03/89
------------------------------------------------------------------------------------
All Cap Value               -29.10%       N/A            -18.70%            04/30/01
------------------------------------------------------------------------------------
Capital Opportunities       -28.48%       N/A            -25.94%            04/30/01
------------------------------------------------------------------------------------
Total Stock Mkt Index       -22.62%       N/A            -17.42%            05/01/00
------------------------------------------------------------------------------------
Quantitative Equity         -29.02%     -3.41%             5.22%            04/30/87
------------------------------------------------------------------------------------
Blue Chip Growth            -25.56%     -2.35%             4.23%            12/11/92
------------------------------------------------------------------------------------
Utilities                   -24.90%       N/A            -29.67%            04/30/01
------------------------------------------------------------------------------------
Real Estate Securities        0.84%     -1.21%             6.60%            04/30/87
------------------------------------------------------------------------------------
Small Company Value          -7.54%      0.10%            -0.85%            10/01/97
------------------------------------------------------------------------------------
Mid Cap Value               -11.58%       N/A             -5.13%            04/30/01
------------------------------------------------------------------------------------
Value                       -24.13%     -2.66%             0.82%            01/01/97
------------------------------------------------------------------------------------
500 Index                   -23.90%       N/A            -18.11%            05/01/00
------------------------------------------------------------------------------------
Tactical Allocation         -24.56%       N/A            -16.63%            05/01/00
------------------------------------------------------------------------------------
Fundamental Value           -17.58%       N/A            -14.82%            04/30/01
------------------------------------------------------------------------------------
Growth & Income             -25.61%     -2.90%             6.56%            04/23/91
------------------------------------------------------------------------------------
U.S. Large Cap              -26.41%       N/A             -8.41%            05/03/99
------------------------------------------------------------------------------------
Equity Income               -14.77%      0.62%             7.74%            02/19/93
------------------------------------------------------------------------------------
Income & Value              -17.41%      0.49%             4.62%            08/03/89
------------------------------------------------------------------------------------
Balanced                    -15.84%     -6.34%            -2.86%            01/01/97
------------------------------------------------------------------------------------
High Yield                   -8.51%     -3.94%            -1.62%            01/01/97
------------------------------------------------------------------------------------
Strategic Bond                7.08%      3.44%             5.50%            02/19/93
------------------------------------------------------------------------------------
Global Bond                  18.07%      2.56%             5.32%            03/18/88
------------------------------------------------------------------------------------
Total Return                  7.65%       N/A              5.68%            05/03/99
------------------------------------------------------------------------------------
Investment Quality Bond       8.05%      4.87%             5.12%            06/18/85
------------------------------------------------------------------------------------
Diversified Bond              5.75%      5.45%             6.11%            08/03/89
------------------------------------------------------------------------------------
U.S. Govn't Securities        6.16%      4.81%             4.84%            03/18/88
------------------------------------------------------------------------------------
Money Market                 -0.66%      2.32%             2.54%            06/18/85
------------------------------------------------------------------------------------
Lifestyle Aggressive        -22.01%     -6.39%            -3.98%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Growth            -17.23%     -3.28%            -0.89%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Balanced          -11.42%     -0.77%             1.30%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Moderate           -5.63%      1.53%             3.20%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Conservative        0.03%      3.64%             4.74%            01/07/97
------------------------------------------------------------------------------------
American International      -16.68%      0.28%             0.57%            04/30/97
------------------------------------------------------------------------------------
American Growth             -26.09%      4.26%             7.87%            04/30/97
------------------------------------------------------------------------------------
American Growth - Income    -20.11%      1.25%             4.09%            04/30/97
------------------------------------------------------------------------------------
American Blue Chip - Income -24.74%       N/A            -20.94%            07/05/01
------------------------------------------------------------------------------------

                       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                     FOR NYVENTURE III CONTRACTS INVESTING IN SERIES II SHARES
                                CALCULATED AS OF DECEMBER 31, 2002
                      (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                        (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)


                                                      SINCE INCEPTION
                                                       OR 10 YEARS,        INCEPTION
      PORTFOLIO             1 YEAR     5 YEAR      WHICHEVER IS SHORTER       DATE
------------------------------------------------------------------------------------
Internet Technology         -38.74%       N/A            -47.91%            05/01/00
------------------------------------------------------------------------------------
Pacific Rim                 -14.49%     -5.65%            -7.64%            10/04/94
------------------------------------------------------------------------------------
Telecommunications          -49.15%       N/A            -49.60%            04/30/01
------------------------------------------------------------------------------------
Science & Technology        -42.32%    -10.09%            -7.09%            01/01/97
------------------------------------------------------------------------------------
International Small Cap     -18.61%     -5.51%            -3.17%            03/04/96
------------------------------------------------------------------------------------
Health Sciences             -28.95%       N/A            -15.00%            04/30/01
------------------------------------------------------------------------------------
Aggressive Growth           -26.71%     -6.63%            -5.79%            01/01/97
------------------------------------------------------------------------------------
Emerging Small Company      -30.91%     -3.88%            -0.71%            01/01/97
------------------------------------------------------------------------------------
Small Company Blend         -27.38%       N/A             -9.48%            05/03/99
------------------------------------------------------------------------------------
Small Cap Index             -23.24%       N/A            -12.23%            05/01/00
------------------------------------------------------------------------------------
Mid Cap Growth              -32.12%       N/A            -29.13%            04/30/01
------------------------------------------------------------------------------------
Mid Cap Opportunities       -31.97%       N/A            -28.54%            04/30/01
------------------------------------------------------------------------------------
Dynamic Growth              -30.26%       N/A            -40.16%            05/01/00
------------------------------------------------------------------------------------
Mid Cap Stock               -24.35%       N/A            -12.41%            05/03/99
------------------------------------------------------------------------------------
All Cap Growth              -26.23%     -3.05%             0.33%            03/04/96
------------------------------------------------------------------------------------
Financial Services          -19.83%       N/A            -16.62%            04/30/01
------------------------------------------------------------------------------------
International Stock         -23.49%     -7.35%            -5.97%            01/01/97
------------------------------------------------------------------------------------
Overseas                    -23.24%     -7.33%            -3.11%            01/09/95
------------------------------------------------------------------------------------
International Index         -18.99%       N/A            -20.24%            05/01/00
------------------------------------------------------------------------------------
International Value         -19.70%       N/A            -10.58%            05/03/99
------------------------------------------------------------------------------------
Strategic Opportunities     -40.36%     -9.54%             2.71%            06/18/85
------------------------------------------------------------------------------------
Quantitative Mid Cap        -24.53%       N/A            -25.68%            04/30/01
------------------------------------------------------------------------------------
Mid Cap Index               -17.11%       N/A             -6.10%            05/01/00
------------------------------------------------------------------------------------
Global Equity               -20.95%     -4.54%             3.60%            03/18/88
------------------------------------------------------------------------------------
Strategic Growth            -29.73%       N/A            -25.40%            04/30/01
------------------------------------------------------------------------------------
Capital Appreciation        -32.37%       N/A            -29.47%            11/01/00
------------------------------------------------------------------------------------
All Cal Core                -26.97%     -8.26%            -1.93%            07/15/96
------------------------------------------------------------------------------------
Large Cap Growth            -24.71%     -6.22%             1.72%            08/03/89
------------------------------------------------------------------------------------
All Cap Value               -29.61%       N/A            -18.99%            04/30/01
------------------------------------------------------------------------------------
Capital Opportunities       -29.00%       N/A            -26.25%            04/30/01
------------------------------------------------------------------------------------
Total Stock Mkt Index       -23.14%       N/A            -17.85%            05/01/00
------------------------------------------------------------------------------------
Quantitative Equity         -29.53%     -3.90%             4.79%            04/30/87
------------------------------------------------------------------------------------
Blue Chip Growth            -26.08%     -2.84%             3.75%            12/11/92
------------------------------------------------------------------------------------
Utilities                   -25.42%       N/A            -30.00%            04/30/01
------------------------------------------------------------------------------------
Real Estate Securities        0.31%     -1.88%             6.12%            04/30/87
------------------------------------------------------------------------------------
Small Company Value          -8.06%     -0.49%            -1.49%            10/01/97
------------------------------------------------------------------------------------
Mid Cap Value               -12.10%       N/A             -5.43%            04/30/01
------------------------------------------------------------------------------------
Value                       -24.64%     -3.23%             0.40%            01/01/97
------------------------------------------------------------------------------------
500 Index                   -24.41%       N/A            -18.54%            05/01/00
------------------------------------------------------------------------------------
Tactical Allocation         -25.08%       N/A            -17.05%            05/01/00
------------------------------------------------------------------------------------
Fundamental Value           -18.10%       N/A            -15.13%            04/30/01
------------------------------------------------------------------------------------
Growth & Income             -26.13%     -3.41%             6.15%            04/23/91
------------------------------------------------------------------------------------
U.S. Large Cap              -26.92%       N/A             -8.85%            05/03/99
------------------------------------------------------------------------------------
Equity Income               -15.29%      0.08%             7.33%            02/19/93
------------------------------------------------------------------------------------
Income & Value              -17.92%     -0.03%             4.12%            08/03/89
------------------------------------------------------------------------------------
Balanced                    -16.36%     -6.94%            -3.29%            01/01/97
------------------------------------------------------------------------------------
High Yield                   -9.03%     -4.54%            -2.08%            01/01/97
------------------------------------------------------------------------------------
Strategic Bond                6.55%      2.86%             5.00%            02/19/93
------------------------------------------------------------------------------------
Global Bond                  17.54%      1.96%             4.79%            03/18/88
------------------------------------------------------------------------------------
Total Return                  7.12%       N/A              5.21%            05/03/99
------------------------------------------------------------------------------------
Investment Quality Bond       7.52%      4.31%             4.56%            06/18/85
------------------------------------------------------------------------------------
Diversified Bond              5.22%      4.91%             5.57%            08/03/89
------------------------------------------------------------------------------------
U.S. Govn't Securities        5.63%      4.25%             4.27%            03/18/88
------------------------------------------------------------------------------------
Money Market                 -1.19%      1.76%             1.92%            06/18/85
------------------------------------------------------------------------------------
Lifestyle Aggressive        -22.52%     -6.98%            -4.42%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Growth            -17.74%     -3.84%            -1.31%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Balanced          -11.95%     -1.32%             0.87%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Moderate           -6.15%      0.99%             2.77%            01/07/97
------------------------------------------------------------------------------------
Lifestyle Conservative       -0.50%      3.10%             4.30%            01/07/97
------------------------------------------------------------------------------------
American International      -17.20%     -0.18%             0.19%            04/30/97
------------------------------------------------------------------------------------
American Growth             -26.60%      3.85%             7.56%            04/30/97
------------------------------------------------------------------------------------
American Growth - Income    -20.63%      0.75%             3.71%            04/30/97
------------------------------------------------------------------------------------
American Blue Chip - Income -25.25%       N/A            -21.29%            07/05/01
------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
           FOR NYWEALTHMARK III CONTRACTS INVESTING IN THE PORTFOLIOS
                       CALCULATED AS OF DECEMBER 31, 2002
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)

                                                                         SINCE INCEPTION
                                                                            OR 10 YEARS,        INCEPTION
               PORTFOLIO                      1 YEAR      5 YEAR       WHICHEVER IS SHORTER        DATE
---------------------------------------------------------------------------------------------------------
Alger American Balanced                      -17.09%       5.62%              7.65%              09/04/89
---------------------------------------------------------------------------------------------------------
Alger American Leveraged All Cap             -38.41%       1.32%             11.43%              01/25/95
---------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets               -17.63%      -5.45%             -5.45%              12/31/97
---------------------------------------------------------------------------------------------------------
Credit Suisse Global Post Venture Capital    -38.52%      -9.39%             -6.39%              09/30/96
---------------------------------------------------------------------------------------------------------
Dreyfus VIF Mid Cap Stock                    -18.63%        N/A              -2.09%              05/01/98
---------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible                 -33.88%      -5.64%              5.06%              10/15/93
---------------------------------------------------------------------------------------------------------
Invesco VIF Utilities                        -25.73%      -4.84%              1.51%              01/03/95
---------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth                  -44.98%        N/A             -14.00%              05/03/99
---------------------------------------------------------------------------------------------------------
Scudder Capital Growth                       -34.10%      -4.88%              4.96%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder Global Discovery                     -25.50%       0.10%              2.17%              05/01/96
---------------------------------------------------------------------------------------------------------
Scudder Growth & Income                      -28.58%      -7.23%              4.08%              05/02/94
---------------------------------------------------------------------------------------------------------
Scudder Health Sciences                      -28.36%        N/A             -15.19%              05/01/01
---------------------------------------------------------------------------------------------------------
Scudder International                        -24.16%      -5.89%              2.47%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth                    -35.37%        N/A             -10.22%              05/03/99
---------------------------------------------------------------------------------------------------------
Scudder Blue Chip                            -27.63%      -4.78%             -2.58%              05/01/97
---------------------------------------------------------------------------------------------------------
Scudder Contrarian Value                     -20.96%      -0.41%              5.75%              05/01/96
---------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip                     -21.81%        N/A              -5.19%              05/05/98
---------------------------------------------------------------------------------------------------------
Scudder Government Securities                  0.23%       4.76%              4.68%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder Growth                               -34.30%      -8.63%              2.26%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder High Income                           -7.46%      -2.51%              3.45%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder International Select Equity          -19.71%      -5.42%              2.40%              01/06/92
---------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond                  0.18%       3.81%              4.24%              05/01/96
---------------------------------------------------------------------------------------------------------
Scudder Money Market                          -5.80%       2.29%              2.43%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth                     -38.03%      -9.58%              2.84%              05/02/94
---------------------------------------------------------------------------------------------------------
Scudder Technology Growth                    -39.94%        N/A             -14.35%              05/03/99
---------------------------------------------------------------------------------------------------------
Scudder Total Return                         -20.98%      -1.46%              5.61%              01/01/90
---------------------------------------------------------------------------------------------------------
SVS Davis Venture Value                      -21.73%        N/A             -16.43%              05/01/01
---------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services                -15.00%        N/A              -1.32%              05/04/98
---------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity                -23.79%        N/A              -2.00%              05/04/98
---------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value                   -17.68%      -2.09%              1.18%              05/01/96
---------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth           -32.99%        N/A             -12.37%              10/29/99
---------------------------------------------------------------------------------------------------------
SVS Focus Value & Growth                     -31.10%      -4.95%              1.17%              05/01/96
---------------------------------------------------------------------------------------------------------
SVS Index 500                                -27.90%        N/A             -12.88%              09/01/99
---------------------------------------------------------------------------------------------------------
SVS Invesco Dynamic Growth                   -35.70%        N/A             -29.03%              05/01/01
---------------------------------------------------------------------------------------------------------
SVS Janus Growth & Income                    -26.14%        N/A             -11.24%              10/29/99
---------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities               -35.45%        N/A             -18.92%              10/29/99
---------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value                         N/A         N/A             -24.04%              05/01/02
---------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity                     -43.75%        N/A             -39.93%              05/01/01
---------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth                    -36.97%        N/A             -29.73%              05/01/01
---------------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
           FOR NYWEALTHMARK III CONTRACTS INVESTING IN THE PORTFOLIOS
                       CALCULATED AS OF DECEMBER 31, 2002
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
               (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)

                                                                          SINCE INCEPTION
                                                                            OR 10 YEARS,        INCEPTION
             PORTFOLIO                        1 YEAR      5 YEAR       WHICHEVER IS SHORTER        DATE
---------------------------------------------------------------------------------------------------------
Alger American Balanced                      -17.58%       5.18%              7.18%              09/04/89
---------------------------------------------------------------------------------------------------------
Alger American Leveraged All Cap             -38.89%       0.93%             11.13%              01/25/95
---------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets               -18.12%      -6.06%             -6.06%              12/31/97
---------------------------------------------------------------------------------------------------------
Credit Suisse Global Post Venture Capital    -39.00%      -9.94%             -7.10%              09/30/96
---------------------------------------------------------------------------------------------------------
Dreyfus VIF Mid Cap Stock                    -19.12%        N/A              -2.69%              05/01/98
---------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible                 -34.36%      -6.14%              4.61%              10/15/93
---------------------------------------------------------------------------------------------------------
Invesco VIF Utilities                        -26.22%      -5.35%              1.04%              01/03/95
---------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth                  -45.45%        N/A             -14.60%              05/03/99
---------------------------------------------------------------------------------------------------------
Scudder Capital Growth                       -34.58%      -5.38%              4.54%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder Global Discovery                     -25.98%      -0.36%              1.68%              05/01/96
---------------------------------------------------------------------------------------------------------
Scudder Growth & Income                      -29.06%      -7.82%              3.64%              05/02/94
---------------------------------------------------------------------------------------------------------
Scudder Health Sciences                      -28.85%        N/A             -15.80%              05/01/01
---------------------------------------------------------------------------------------------------------
Scudder International                        -24.64%      -6.42%              2.02%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth                    -35.85%        N/A             -10.82%              05/03/99
---------------------------------------------------------------------------------------------------------
Scudder Blue Chip                            -28.12%      -5.32%             -3.13%              05/01/97
---------------------------------------------------------------------------------------------------------
Scudder Contrarian Value                     -21.45%      -0.96%              5.29%              05/01/96
---------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip                     -22.30%        N/A              -5.80%              05/05/98
---------------------------------------------------------------------------------------------------------
Scudder Government Securities                 -0.27%       4.21%              4.10%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder Growth                               -34.78%      -9.19%              1.81%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder High Income                           -7.95%      -3.14%              2.92%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder International Select Equity          -20.19%      -5.97%              1.93%              01/06/92
---------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond                 -0.32%       3.25%              3.65%              05/01/96
---------------------------------------------------------------------------------------------------------
Scudder Money Market                          -6.29%       1.73%              1.81%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth                     -38.51%     -10.13%              2.39%              05/02/94
---------------------------------------------------------------------------------------------------------
Scudder Technology Growth                    -40.42%        N/A             -14.98%              05/03/99
---------------------------------------------------------------------------------------------------------
Scudder Total Return                         -21.47%      -1.99%              5.14%              01/01/90
---------------------------------------------------------------------------------------------------------
SVS Davis Venture Value                      -22.22%        N/A             -17.05%              05/01/01
---------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services                -15.49%        N/A              -1.95%              05/04/98
---------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity                -24.28%        N/A              -2.61%              05/04/98
---------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value                   -18.17%      -2.72%              0.59%              05/01/96
---------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth           -33.48%        N/A             -13.13%              10/29/99
---------------------------------------------------------------------------------------------------------
SVS Focus Value & Growth                     -31.59%      -5.48%              0.70%              05/01/96
---------------------------------------------------------------------------------------------------------
SVS Index 500                                -28.38%        N/A             -13.64%              09/01/99
---------------------------------------------------------------------------------------------------------
SVS Invesco Dynamic Growth                   -36.18%        N/A             -29.68%              05/01/01
---------------------------------------------------------------------------------------------------------
SVS Janus Growth & Income                    -26.63%        N/A             -12.03%              10/29/99
---------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities               -35.93%        N/A             -19.80%              10/29/99
---------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value                         N/A         N/A             -24.50%              05/01/02
---------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity                     -44.23%        N/A             -40.63%              05/01/01
---------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth                    -37.45%        N/A             -30.37%              05/01/01
---------------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR WEALTHMARK III CONTRACTS INVESTING IN THE PORTFOLIOS
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)

                                                                          SINCE INCEPTION
                                                                           OR 10 YEARS,         INCEPTION
               PORTFOLIO                      1 YEAR      5 YEAR       WHICHEVER IS SHORTER        DATE
---------------------------------------------------------------------------------------------------------
Alger American Balanced                      -12.44%       5.62%              7.65%              09/04/89
---------------------------------------------------------------------------------------------------------
Alger American Leveraged All Cap             -35.12%       1.32%             11.43%              01/25/95
---------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets               -13.01%      -5.45%             -5.45%              12/31/97
---------------------------------------------------------------------------------------------------------
Credit Suisse Global Post Venture Capital    -35.24%      -9.39%             -6.39%              09/30/96
---------------------------------------------------------------------------------------------------------
Dreyfus VIF Mid Cap Stock                    -14.07%        N/A              -2.09%              05/01/98
---------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible                 -30.30%      -5.64%              5.06%              10/15/93
---------------------------------------------------------------------------------------------------------
Invesco VIF Utilities                        -21.63%      -4.84%              1.51%              01/03/95
---------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth                  -42.10%        N/A             -14.00%              05/03/99
---------------------------------------------------------------------------------------------------------
Scudder Capital Growth                       -30.53%      -4.88%              4.96%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder Global Discovery                     -21.38%       0.10%              2.17%              05/01/96
---------------------------------------------------------------------------------------------------------
Scudder Growth & Income                      -24.66%      -7.23%              4.08%              05/02/94
---------------------------------------------------------------------------------------------------------
Scudder Health Sciences                      -24.43%        N/A             -12.89%              05/01/01
---------------------------------------------------------------------------------------------------------
Scudder International                        -19.95%      -5.89%              2.47%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth                    -31.88%        N/A             -10.22%              05/03/99
---------------------------------------------------------------------------------------------------------
Scudder Blue Chip                            -23.65%      -4.78%             -2.58%              05/01/97
---------------------------------------------------------------------------------------------------------
Scudder Contrarian Value                     -16.55%      -0.41%              5.75%              05/01/96
---------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip                     -17.46%        N/A              -5.19%              05/05/98
---------------------------------------------------------------------------------------------------------
Scudder Government Securities                  5.99%       4.76%              4.68%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder Growth                               -30.74%      -8.63%              2.26%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder High Income                           -2.19%      -2.51%              3.45%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder International Select Equity          -15.22%      -5.42%              2.40%              01/06/92
---------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond                  5.93%       3.81%              4.24%              05/01/96
--------------------------------------------- -----------------------------------------------------------
Scudder Money Market                          -0.42%       2.29%              2.43%              01/01/90
---------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth                     -34.71%      -9.58%              2.84%              05/02/94
---------------------------------------------------------------------------------------------------------
Scudder Technology Growth                    -36.75%        N/A             -14.35%              05/03/99
---------------------------------------------------------------------------------------------------------
Scudder Total Return                         -16.57%      -1.46%              5.61%              01/01/90
---------------------------------------------------------------------------------------------------------
SVS Davis Venture Value                      -17.37%        N/A             -14.17%              05/01/01
---------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services                -10.21%        N/A              -1.32%              05/04/98
---------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity                -19.57%        N/A              -2.00%              05/04/98
---------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value                   -13.06%      -2.09%              1.18%              05/01/96
---------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth           -29.36%        N/A             -12.37%              10/29/99
---------------------------------------------------------------------------------------------------------
SVS Focus Value & Growth                     -27.35%      -4.95%              1.17%              05/01/96
---------------------------------------------------------------------------------------------------------
SVS Index 500                                -23.94%        N/A             -12.88%              09/01/99
---------------------------------------------------------------------------------------------------------
SVS Invesco Dynamic Growth                   -32.24%        N/A             -27.20%              05/01/01
---------------------------------------------------------------------------------------------------------
SVS Janus Growth & Income                    -22.06%        N/A             -11.24%              10/29/99
---------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities               -31.97%        N/A             -18.92%              10/29/99
---------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value                         N/A         N/A             -19.83%              05/01/02
---------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity                     -40.80%        N/A             -38.49%              05/01/01
---------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth                    -33.58%        N/A             -27.92%              05/01/01
---------------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
           FOR NYWEALTHMARK III CONTRACTS INVESTING IN THE PORTFOLIOS
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
               (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)

                                                                          SINCE INCEPTION
                                                                            OR 10 YEARS,       INCEPTION
               PORTFOLIO                      1 YEAR      5 YEAR       WHICHEVER IS SHORTER      DATE
--------------------------------------------------------------------------------------------------------
Alger American Balanced                      -12.96%       5.18%              7.18%             09/04/89
--------------------------------------------------------------------------------------------------------
Alger American Leveraged All Cap             -35.63%       0.93%             11.18%             01/25/95
--------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets               -13.53%      -6.06%             -6.06%             12/31/97
--------------------------------------------------------------------------------------------------------
Credit Suisse Global Post Venture Capital    -35.75%      -9.94%             -6.95%             09/30/96
--------------------------------------------------------------------------------------------------------
Dreyfus VIF Mid Cap Stock                    -14.59%        N/A              -2.55%             05/01/98
--------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible                 -30.81%      -6.14%              4.67%             10/15/93
--------------------------------------------------------------------------------------------------------
Invesco VIF Utilities                        -22.14%      -5.35%              1.12%             01/03/95
--------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth                  -42.61%        N/A             -14.37%             05/03/99
--------------------------------------------------------------------------------------------------------
Scudder Capital Growth                       -31.04%      -5.38%              4.54%             01/01/90
--------------------------------------------------------------------------------------------------------
Scudder Global Discovery                     -21.90%      -0.36%              1.77%             05/01/96
--------------------------------------------------------------------------------------------------------
Scudder Growth & Income                      -25.18%      -7.82%              3.71%             05/02/94
--------------------------------------------------------------------------------------------------------
Scudder Health Sciences                      -24.95%        N/A             -13.20%             05/01/01
--------------------------------------------------------------------------------------------------------
Scudder International                        -20.47%      -6.42%              2.02%             01/01/90
--------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth                    -32.40%        N/A             -10.61%             05/03/99
--------------------------------------------------------------------------------------------------------
Scudder Blue Chip                            -24.17%      -5.32%             -3.00%             05/01/97
--------------------------------------------------------------------------------------------------------
Scudder Contrarian Value                     -17.07%      -0.96%              5.37%             05/01/96
--------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip                     -17.97%        N/A              -5.65%             05/05/98
--------------------------------------------------------------------------------------------------------
Scudder Government Securities                  5.46%       4.21%              4.10%             01/01/90
--------------------------------------------------------------------------------------------------------
Scudder Growth                               -31.26%      -9.19%              1.81%             01/01/90
--------------------------------------------------------------------------------------------------------
Scudder High Income                           -2.72%      -3.14%              2.92%             01/01/90
--------------------------------------------------------------------------------------------------------
Scudder International Select Equity          -15.74%      -5.97%              1.93%             01/06/92
--------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond                  5.40%       3.25%              3.73%             05/01/96
--------------------------------------------------------------------------------------------------------
Scudder Money Market                          -0.95%       1.73%              1.81%             01/01/90
--------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth                     -35.22%     -10.13%              2.46%             05/02/94
--------------------------------------------------------------------------------------------------------
Scudder Technology Growth                    -37.26%        N/A             -14.75%             05/03/99
--------------------------------------------------------------------------------------------------------
Scudder Total Return                         -17.09%      -1.99%              5.14%             01/01/90
--------------------------------------------------------------------------------------------------------
SVS Davis Venture Value                      -17.89%        N/A             -14.48%             05/01/01
--------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services                -10.74%        N/A              -1.81%             05/04/98
--------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity                -20.09%        N/A              -2.47%             05/04/98
--------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value                   -13.58%      -2.72%              0.68%             05/01/96
--------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth           -29.87%        N/A             -12.90%             10/29/99
--------------------------------------------------------------------------------------------------------
SVS Focus Value & Growth                     -27.86%      -5.48%              0.79%             05/01/96
--------------------------------------------------------------------------------------------------------
SVS Index 500                                -24.45%        N/A             -13.41%             09/01/99
--------------------------------------------------------------------------------------------------------
SVS Invesco Dynamic Growth                   -32.75%        N/A             -27.51%             05/01/01
--------------------------------------------------------------------------------------------------------
SVS Janus Growth & Income                    -22.58%        N/A             -11.80%             10/29/99
--------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities               -32.48%        N/A             -19.52%             10/29/99
--------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value                         N/A         N/A             -28.18%             05/01/02
--------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity                     -41.31%        N/A             -38.80%             05/01/01
--------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth                    -34.09%        N/A             -28.22%             05/01/01
--------------------------------------------------------------------------------------------------------

                                    ENDNOTES

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current charges

                                    * * * * *

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in their advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                   APPENDIX B

                          AUDITED FINANCIAL STATEMENTS

A U D I T E D  F I N A N C I A L  S T A T E M E N T S

The Manufacturers Life Insurance Company of New York

Years ended December 31, 2002, 2001 and 2000

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          AUDITED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                    CONTENTS

Report of Independent Auditors...........................................   1

Audited Financial Statements

Balance Sheets...........................................................   2
Statements of Income.....................................................   3
Statements of Changes in Shareholder's Equity............................   4
Statements of Cash Flows.................................................   5
Notes to Financial Statements............................................   7

                         Report of Independent Auditors

The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of New York

We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of New York ("the Company") as of December 31, 2002 and 2001, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.


Boston, Massachusetts                                      /s/ Ernst & Young LLP
March 28, 2003

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

AS AT DECEMBER 31
ASSETS ($ thousands)                                                         2002             2001
------------------------------------------------------------------------------------------------------
INVESTMENTS:
   Fixed-maturity securities available-for-sale, at fair value
   (amortized cost: 2002 $124,888; 2001 $110,293)                        $   132,321      $   112,479
   Investment in unconsolidated affiliate                                        800              200
   Policy loans                                                                7,326            4,220
   Short-term investments                                                    179,949          134,652
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                        $   320,396      $   251,551
-----------------------------------------------------------------------------------------------------
Accrued investment income                                                      5,914            3,836
Deferred acquisition costs                                                   115,163           88,825
Federal income tax recoverable from affiliates                                   500            1,275
Other assets                                                                     782              596
Due from reinsurers                                                            7,568            4,154
Separate account assets                                                    1,284,313        1,216,380
-----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $ 1,734,636      $ 1,566,617
=====================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY ($ thousands)
-----------------------------------------------------------------------------------------------------
LIABILITIES:
   Policyholder liabilities and accruals                                 $   292,232      $   238,377
   Payable to affiliates                                                       3,748            5,200
   Deferred income taxes                                                       7,498            6,009
   Cash overdraft                                                              1,676              672
   Other liabilities                                                           9,269            9,454
   Separate account liabilities                                            1,284,313        1,216,380
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $ 1,598,736      $ 1,476,092
-----------------------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY:
   Common stock                                                          $     2,000      $     2,000
   Additional paid-in capital                                                113,306           72,706
   Retained earnings                                                          17,904           15,466
   Accumulated other comprehensive income                                      2,690              353
-----------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY                                               $   135,900      $    90,525
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                               $ 1,734,636      $ 1,566,617
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                           2002             2001              2000
------------------------------------------------------------------------------------------------------------------
REVENUES:
     Fees from separate accounts and policyholder liabilities        $ 24,773         $  21,457         $  19,151
     Premiums                                                             251                43               258
     Net investment income                                             21,020            20,415            21,054
     Net realized investment (losses) gains                            (2,151)              730            (1,319)
-----------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                        $ 43,893         $  42,645         $  39,144
-----------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                                $ 15,226         $  12,408         $  10,336
     Amortization of deferred acquisition costs                        12,336            10,597             7,770
     Other insurance expenses                                          13,725            20,209            14,772
-----------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                          $ 41,287         $  43,214         $  32,878
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) BEFORE INCOME TAXES                                    $  2,606         $    (569)        $   6,266
-----------------------------------------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)                                         $    168         $    (600)        $    (222)
-----------------------------------------------------------------------------------------------------------------
NET INCOME                                                           $  2,438         $      31         $   6,488
=================================================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                                     ACCUMULATED OTHER       TOTAL
                                            COMMON       ADDITIONAL      RETAINED      COMPREHENSIVE      SHAREHOLDER'S
($ thousands)                               STOCK     PAID-IN CAPITAL    EARNINGS       INCOME (LOSS)        EQUITY
------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2000                   $  2,000      $  72,706        $ 8,947        $  (2,444)          $ 81,209
Comprehensive income                              -              -          6,488            1,933              8,421
---------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000                 $  2,000      $  72,706        $15,435        $    (511)          $ 89,630
---------------------------------------------------------------------------------------------------------------------
Comprehensive income                              -              -             31              864                895
---------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                 $  2,000      $  72,706        $15,466        $     353           $ 90,525
---------------------------------------------------------------------------------------------------------------------
Capital contribution                                        40,600                                             40,600
Comprehensive income                              -              -          2,438            2,337              4,775
---------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                 $  2,000      $ 113,306        $17,904        $   2,690           $135,900
=====================================================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                           2002           2001            2000
---------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:
   Operating cash inflows:
     Premiums                                                        $     103      $     (50)      $     181
     Fee income                                                         24,773         21,457          19,151
     Net investment income                                              19,763         20,500          20,891
-------------------------------------------------------------------------------------------------------------
TOTAL OPERATING CASH INFLOWS                                         $  44,639      $  41,907       $  40,223
-------------------------------------------------------------------------------------------------------------
Operating cash outflows:
   Benefit payments                                                  $  14,519      $  10,535       $   8,000
   Insurance expenses and taxes                                         54,151         63,415          30,374
   Change in other assets and other liabilities                          3,193         (3,589)           (109)
-------------------------------------------------------------------------------------------------------------
TOTAL OPERATING CASH OUTFLOWS                                        $  71,863      $  70,361       $  38,265
-------------------------------------------------------------------------------------------------------------
NET CASH (USED IN) PROVIDED BY OPERATING ACTIIVITIES                 $ (27,224)     $ (28,454)      $   1,958
-------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
   Fixed-maturity securities sold, matured or repaid                 $  43,619      $ 115,381       $ 109,657
   Fixed-maturity securities purchased                                 (61,288)      (111,208)        (99,945)
   Policy loans advanced, net                                           (3,106)        (1,900)         (1,390)
   Investment in unconsolidated affiliate                                 (600)             -             (25)
   Short-term investments                                              (45,047)       (86,396)         (6,886)
   Net change in receivable for undelivered securities                       -          6,700          (6,700)
-------------------------------------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                                $ (66,422)     $ (77,423)      $  (5,289)
-------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
   Net reinsurance consideration                                     $  (3,414)     $  (2,816)      $    (693)
   Increase in account balances subject to reinsurance                   3,414          2,816             693
   Deposits and interest credited to policyholder account balances     188,849        214,126          62,218
   Net transfers to separate accounts from policyholders funds        (114,520)       (93,597)        (47,168)
   Return of policyholder funds                                        (22,287)       (14,012)        (20,124)
   Capital contribution                                                 40,600              -               -
-------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                  $  92,642      $ 106,517       $  (5,074)
-------------------------------------------------------------------------------------------------------------
(Decrease) increase in cash and cash equivalents during the year     $  (1,004)     $     640       $  (8,405)
-------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at beginning of year                            (672)        (1,312)          7,093
-------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                 $  (1,676)     $    (672)      $  (1,312)
=============================================================================================================

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                           2002           2001            2000
---------------------------------------------------------------------------------------------------------------
RECONCILIATION OF NET INCOME TO NET CASH (USED IN) PROVIDED BY
   OPERATING ACTIVITIES:

   NET INCOME                                                        $   2,438      $      31       $   6,488

   ADJUSTMENTS TO RECONCILE NET INCOME TO
   NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES

     Realized (gains) losses and provisions                              2,151           (730)          1,319
     Due from reinsurers                                                (3,414)        (2,816)           (693)
     Policyholder liabilities                                            1,813          1,970           3,214
     Deferred acquisition costs capitalization                         (40,488)       (41,137)        (17,673)
     Deferred acquisition costs amortization                            12,336         10,597           7,770
     Deferred tax provision                                                230           (325)          1,454
     Change in other assets and other liabilities                       (3,193)         3,589             109
     Other, net                                                            903            367             (30)
-------------------------------------------------------------------------------------------------------------
NET CASH (USED IN) PROVIDED BY OPERATING ACTIIVITIES                 $ (27,224)     $ (28,454)      $   1,958
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
                            (IN THOUSANDS OF DOLLARS)

1.       ORGANIZATION

         The Manufacturers Life Insurance Company of New York (the "Company") is a stock life insurance company, which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department (the "Department") granted the Company a license to operate on July 22, 1992. Effective January 1, 2002, the Company became a wholly owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA"). Prior to this, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America. ManUSA is an indirect wholly owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI in turn is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are known collectively as "Manulife Financial."

         The Company mainly offers and issues individual and group annuity contracts. More recently, it has begun to offer and issue more individual life insurance and group pension contracts. All of these contracts (collectively, the "contracts") are sold exclusively in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account or a non-insulated separate account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in either the shares of various portfolios of the Manufacturers Investment Trust ("MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

         Manufacturers Securities Services, LLC ("MSS"), an affiliate of the Company, is the investment advisor to MIT. On October 1, 2002, ManUSA exchanged a 30% ownership interest in MSS for one common share of the Company. The end result is that the Company has a 40% ownership interest in MSS as at December 31, 2002 that amounts to $800 and is accounted for using the equity method.

2.       SIGNIFICANT ACCOUNTING POLICIES

     a)  BASIS OF PRESENTATION

         The accompanying financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     b)  INVESTMENTS

         The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred acquisition costs and deferred taxes. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed securities included in the fixed-maturity securities, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than 90 days as at the date of acquisition, are reported at amortized cost which approximates fair value.

     c)  CASH EQUIVALENTS

         The Company considers all liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     d)  DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed.

     e)  POLICYHOLDER LIABILITIES AND ACCRUALS

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders. For traditional non-participating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses, and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

     f)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to variable annuity and variable life contracts as well as for group pension business, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

     g)  REVENUE RECOGNITION

         Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional non-participating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting and is adjusted for any amortization of premiums or discounts, where applicable.

     h)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts and for investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

     i)  INCOME TAXES

         Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards 109 ("SFAS 109"), "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of the deferred tax asset is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realized.

     j)  RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED-MATURITY SECURITIES

         At December 31, 2002 and 2001, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                                                 GROSS              GROSS
                                                              UNREALIZED         UNREALIZED
AS AT DECEMBER 31                     AMORTIZED COST             GAINS             LOSSES              FAIR VALUE
($ thousands)                        2002         2001      2002      2001       2002     2001      2002        2001
-----------------------------------------------------------------------------------------------------------------------
U.S. government                   $  36,596    $  35,746   $2,766   $   409     $   -    $(121)  $  39,362   $  36,034
Corporate securities                 79,723       68,767    4,975     2,138      (811)    (370)     83,887      70,535
Mortgage-backed securities            2,558        2,717      218        87         -        -       2,776       2,804
Foreign governments                   6,011        3,063      285        45         -       (2)      6,296       3,106
----------------------------------------------------------------------------------------------------------------------
TOTAL FIXED-MATURITY SECURITIES   $ 124,888    $ 110,293   $8,244   $ 2,679     $(811)   $(493)  $ 132,321   $ 112,479
----------------------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed-maturity securities during 2002 were $20,469 (2001 $97,631; 2000 $54,082). Gross gains of $483 and gross losses of $202 were realized on those sales (gross gains and losses were $871 and $222 for 2001; and $245 and $1,550 for 2000, respectively).

         The contractual maturities of fixed-maturity securities at December 31, 2002 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

($ thousands)                                  AMORTIZED COST       FAIR VALUE
-------------------------------------------------------------------------------
FIXED-MATURITY SECURITIES
   One year or less                               $  30,534          $ 30,793
   Greater than 1; up to 5 years                     41,811            45,144
   Greater than 5; up to 10 years                    34,585            37,689
   Due after 10 years                                15,400            15,919
   Mortgage-backed securities                         2,558             2,776
-----------------------------------------------------------------------------
TOTAL FIXED-MATURITY SECURITIES                   $ 124,888          $132,321
-----------------------------------------------------------------------------

         Fixed-maturity securities with a fair value of $479 and $431 at December 31, 2002 and 2001, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

     b)  INVESTMENT INCOME

         Income by type of investment was as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                           2002                 2001                2000
--------------------------------------------------------------------------------------------------------
Fixed-maturity securities                            $   5,863            $   6,305            $ 7,910
Other invested assets                                   11,493                9,864             10,053
Short-term investments                                   3,860                4,415              3,228
------------------------------------------------------------------------------------------------------
Gross investment income                                 21,216               20,584             21,191
------------------------------------------------------------------------------------------------------
Investment expenses                                       (196)                (169)              (137)
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                $  21,020            $  20,415            $21,054
======================================================================================================

         The Company includes income earned from its investment in MSS in the other invested assets category. Income earned from the Company's investment in MSS was $11,102, $9,629 and $9,970 for the years ended December 31, 2002, 2001, and 2000, respectively.

4.       COMPREHENSIVE INCOME

         Total comprehensive income was as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                            2002                 2001               2000
--------------------------------------------------------------------------------------------------------
NET INCOME                                             $ 2,438              $    31            $ 6,488
------------------------------------------------------------------------------------------------------
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Unrealized holding gains arising during the year         939                1,339              1,076
  Less:
  Reclassification adjustment for realized
  (losses) gains included in net income                 (1,398)                 475               (857)
------------------------------------------------------------------------------------------------------
Other comprehensive income                               2,337                  864              1,933
------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME                                   $ 4,775              $   895            $ 8,421
======================================================================================================

         Other comprehensive income is reported net of income tax expense of $1,259, $202 and $293 for 2002, 2001 and 2000, respectively.

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                            2002                 2001                2000
----------------------------------------------------------------------------------------------------------
Balance at January 1                                 $    88,825          $    59,605          $  50,476
Capitalization                                            40,488               41,137             17,673
Amortization                                             (12,336)             (10,597)            (7,770)
Effect of net unrealized gains
   on securities available-for-sale                       (1,814)              (1,320)              (774)
--------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                               $   115,163          $    88,825          $  59,605
========================================================================================================

6.       INCOME TAXES

         The components of income tax expense (benefit) were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                            2002                 2001                2000
----------------------------------------------------------------------------------------------------------
Current benefit                                      $       (62)         $      (275)         $  (1,676)
Deferred expense (benefit)                                   230                 (325)             1,454
--------------------------------------------------------------------------------------------------------
TOTAL EXPENSE (BENEFIT)                              $       168          $      (600)         $    (222)
========================================================================================================

         Included in the current benefit for 2000 is a $1,869 one-time reduction of tax expense for periods prior to 2000. This resulted from a new IRS technical memorandum clarifying the treatment of dividends received deduction for Separate Accounts. The tax benefit resulting from the dividends received deduction was $759, $420 and $560 for the years ended December 31, 2002, 2001 and 2000, respectively.

         Components of the Company's net deferred tax liability are as follows:

AS AT DECEMBER 31
($ thousands)                                                          2002                  2001
-----------------------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
   Reserves                                                         $   5,822             $   6,078
   Net operating loss carryforwards                                    17,700                 8,608
   Investments                                                            881                     -
---------------------------------------------------------------------------------------------------
Net deferred tax assets                                                24,403                14,686
---------------------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:
   Deferred acquisition costs                                         (26,471)              (17,949)
   Unrealized gains on securities available-for-sale                   (1,449)                 (190)
   Other                                                               (3,981)               (2,556)
---------------------------------------------------------------------------------------------------
Total deferred tax liabilities                                        (31,901)              (20,695)
---------------------------------------------------------------------------------------------------
NET DEFERRED TAX LIABILITY                                          $  (7,498)            $  (6,009)
===================================================================================================

         For 2002, the Company will file a separate federal and State of New York return.

         Prior to 2002, the Company filed a consolidated tax return with the Manufacturers Life Insurance Company of North America. A tax sharing agreement set forth the manner in which each company's provision (benefit) was computed as if it filed a separate tax return. The tax charge to each of the respective companies was not more than that company would have paid on a separate return basis.

         The Company received refunds of $1,009 and $420 for 2002 and 2000, respectively. For 2001, there was neither a refund nor a payment made in regards to income taxes.

         At December 31, 2002, the Company has operating loss carryforwards of $50,570 that begin to expire in 2015. The Company believes that it will realize the full benefit of its deferred tax assets.

7.       SHAREHOLDER'S EQUITY

         The Company has one class of common stock:

AS AT DECEMBER 31
($ thousands)                                                                     2002              2001
----------------------------------------------------------------------------------------------------------
AUTHORIZED:
   3,000,000 Common shares (2,000,000 in 2001), par value $1                          -                 -
ISSUED AND OUTSTANDING:
   2,000,001 Common shares (2,000,000 in 2001)                                   $2,000            $2,000
---------------------------------------------------------------------------------------------------------

         By a certificate of amendment dated September 19, 2002 and approved by the New York Superintendent of Insurance on September 23, 2002, the Company amended its charter to increase the number of authorized shares of capital stock from 2 million at one dollar par value to 3 million at one dollar par value.

         On July 31, 2002 and by resolution of the Executive Committee of ManUSA's Board of Directors dated July 25, 2002, ManUSA contributed $40,000 in capital to the Company.

         The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net statutory gain from operations. The aggregate statutory capital and surplus of the Company at December 31, 2002 was $51,678 (2001, $34,354). The aggregate statutory net loss of the Company for the year ended 2002 was $25,919 (2001, $25,602; 2000, $3,010). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP followed by stock life insurance companies in the United States. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances, and reserves. NAIC statutory reserving guidelines and/or interpretations of those guidelines may change in the future. Such changes may require the Company to modify, perhaps materially, its statutory-based reserves for variable annuity contracts.

8.       REINSURANCE

         At December 31, 2002, the Company had treaties with sixteen reinsurers, fifteen unaffiliated and one affiliated. The per policy life risk retained by the Company is 10% of policy, up to a maximum of $100. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. In 2002, there was one recovery accrued under these agreements; a recovery of $450 on a $500 death claim.

         At December 31, 2002, the Company had deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. The Company paid $1,095 and $750 in reinsurance premiums for the years ended December 31, 2002 and 2001, respectively. The agreements have a term of fifteen years, at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

         Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

9.       RELATED PARTY TRANSACTIONS

         The Company utilizes various services provided by MLI and its affiliates. Such services include legal, personnel, marketing, investment accounting, and other corporate services. Pursuant to an administrative services agreement effective for 2001 and beyond, all intercompany services, except for investment services, are billed through ManUSA to the Company. Prior to 2001, such services were billed directly by MLI. Pursuant to an investment services agreement, all investment services are billed directly by MLI to the Company. For the years ended December 31, 2002, 2001, and 2000, the Company was billed administrative and investment service expenses of $18,380, $17,857 and $12,633, respectively, from the MLI group of affiliated companies. At December 31, 2002 and 2001, the Company had a net liability to the MLI group of affiliated companies of $3,296 and $4,730, respectively, for services provided.

         Effective January 1, 2002, Manulife Financial Services, LLC, a wholly owned subsidiary of ManUSA, became the exclusive distributor of all contracts issued by the Company. Prior to 2002, MSS was the exclusive distributor. For the years ended December 31, 2002, 2001, and 2000, the Company was billed underwriting commissions of $27,615, $31,981, and $18,336 respectively. The Company had a net liability for services provided of $452 and $470 at December 31, 2002 and 2001, respectively. In addition, the Company had a receivable from MSS relating to distributions of $1,900 and $1,092, which were included in accrued investment income at December 31, 2002 and 2001, respectively.

10.      EMPLOYEE BENEFITS

     a)  RETIREMENT PLAN

         The Company participates in a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan"), which is sponsored by the Company's indirect parent ManUSA. Effective January 1, 2002, Manulife Wood Logan employees commenced earning a benefit under the Plan. Effective July 1, 2002, the Wood Logan Associates, Inc. Pension Plan, which was frozen as of December 31, 2001, was merged into the Plan.

         The Plan provides benefits to participants who have three years of vesting service with the Company. Such benefits are a function of the length of service with the Company as well as the final average earnings of the plan participant. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available, including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for plan participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Constant Maturity Bond rate plus 0.25%, but no less than 5.25% per year.

         Actuarial valuations of projected plan benefit obligations are based on projected salaries, an assumed discount rate, best estimates of investment yields on plan assets, mortality of plan participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are accounted for by the plan sponsor in the current period. Vested benefits are fully funded. Experience gains and losses outside of a corridor are amortized into the income of the sponsor over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

     a)  RETIREMENT PLAN (CONTINUED)

         At December 31, 2002, the projected benefit obligation to the participants of the Plan was $64,929 (2001, $56,235), which was based on an assumed interest rate of 6.75% (2001, 7.25%). The fair value of the Plan assets totaled $60,556 (2001, $71,642).

     b)  401(k) PLAN

         The Company participates in a defined contribution 401(k) Savings Plan sponsored by ManUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The costs associated with the Plan were charged to the Company and were not material.

     c)  POSTRETIREMENT BENEFIT PLAN

         In addition to the above plans, the Company participates in a postretirement benefit plan that is sponsored by ManUSA. This plan provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. It provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement, with a maximum of $150. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The postretirement benefit cost, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains/losses arising from differences between actuarial assumptions and actual experience, is accounted for by the plan sponsor ManUSA. This plan is unfunded.

         Retirees who retired prior to July 1, 2001, or active participants who had attained age 50 and had completed 10 years of service with the Company as of July 1, 2001, were grandfathered and can elect to benefit from either the current plan or the prior plan at retirement.

11.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments at December 31 were as follows:

                                                    2002                                 2001
                                     ---------------------------------------------------------------------
                                      CARRYING              FAIR             CARRYING            FAIR
                                       VALUE                VALUE              VALUE             VALUE
                                     ---------------------------------------------------------------------
Assets:
Fixed-maturity securities            $  132,321          $  132,321         $  112,479        $   112,479
Policy loans                              7,326               7,326              4,220              4,220
Short-term investments                  179,949             179,949            134,652            134,652
Separate account assets               1,284,313           1,284,313          1,216,380          1,216,380

Liabilities:
Policyholder liabilities and
  accruals                           $  292,232          $  274,106         $  238,377        $   223,693
Cash overdraft                            1,676               1,676                672                672
Separate account liabilities          1,284,313           1,284,313          1,216,380          1,216,380

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

         Fixed-Maturity Securities: Fair values for fixed-maturity securities are obtained from an independent pricing service.

         Policy Loans: Carrying values approximate fair values.

         Short-Term Investment and Cash Overdraft: Carrying values approximate fair values.

         Separate Account Assets and Liabilities: The carrying values in the balance sheet for separate account assets and liabilities approximate their fair values.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk are estimated to be the cash surrender value or the cost the Company would incur to extinguish the liability.

12.      LEASES

         The Company leases office space under various operating lease agreements, which will expire between 2003 and 2005. For the years ended December 31, 2002, 2001 and 2000, the Company incurred rent expense of $282, $311 and $248, respectively.

         The minimum lease payments associated with the office space under the operating lease agreements are as follows:

YEAR ENDED               MINIMUM LEASE PAYMENTS
------------------------------------------------
  2003                           $  218
  2004                              184
  2005                              110
                                 ------

TOTAL                            $  512
=======================================

13.      CAPITAL MAINTENANCE AGREEMENT

         Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

14.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

15.      CODIFICATION

         In March 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company use to prepare their statutory-basis financial statements. The State of New York adopted Codification as the prescribed basis of accounting on which insurers must report their statutory-basis results. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification was reported as an increase to surplus in the statutory-basis financial statement of the Company. In total, statutory-basis surplus of the Company increased by $17.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of New York
Separate Account A
Years ended December 31, 2002 and 2001

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Audited Financial Statements

                     Years ended December 31, 2002 and 2001

                                    CONTENTS

Report of Independent Auditors.........................................     1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity........................     3
Statements of Operations and Changes in Contract Owners' Equity........     6
Notes to Financial Statements..........................................    36

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of
   New York Separate Account A


We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of New York Separate Account A (the Account, comprising, respectively, the Strategic Opportunities--Class A, Strategic Opportunities--Class B, Investment Quality Bond--Class A, Investment Quality Bond--Class B, Growth & Income--Class A, Growth & Income--Class B, Blue Chip Growth--Class A, Blue Chip Growth--Class B, Money Market--Class A, Money Market--Class B, Global Equity--Class A, Global Equity--Class B, Global Bond--Class A, Global Bond--Class B, U.S. Government Securities--Class A, U.S. Government Securities--Class B, Diversified Bond--Class A, Diversified Bond--Class B, Income & Value--Class A, Income & Value--Class B, Large Cap Growth--Class A, Large Cap Growth--Class B, Equity-Income--Class A, Equity-Income--Class B, Strategic Bond--Class A, Strategic Bond--Class B, Overseas--Class A, Overseas--Class B, All Cap Core--Class A, All Cap Core--Class B, All Cap Growth--Class A, All Cap Growth--Class B, International Small Cap--Class A, International Small Cap--Class B, Pacific Rim Emerging Markets--Class A, Pacific Rim Emerging Markets--Class B, Science & Technology--Class A, Science & Technology--Class B, Emerging Small Company--Class A, Emerging Small Company--Class B, Aggressive Growth--Class A, Aggressive Growth--Class B, International Stock--Class A, International Stock--Class B, Quantitative Equity--Class A, Quantitative Equity--Class B, Value--Class A, Value--Class B, Real Estate Securities--Class A, Real Estate Securities--Class B, Balanced--Class A, Balanced--Class B, High Yield--Class A, High Yield--Class B, Lifestyle Aggressive 1000--Class A, Lifestyle Aggressive 1000--Class B, Lifestyle Growth 820--Class A, Lifestyle Growth 820--Class B, Lifestyle Balanced 640--Class A, Lifestyle Balanced 640--Class B, Lifestyle Moderate 460--Class A, Lifestyle Moderate 460--Class B, Lifestyle Conservative 280--Class A, Lifestyle Conservative 280--Class B, Small Company Value--Class A, Small Company Value--Class B, International Value--Class A, International Value--Class B, Small Company Blend--Class A, Small Company Blend--Class B, Total Return--Class A, Total Return--Class B, U.S. Large Cap Value--Class A, U.S. Large Cap Value--Class B, Mid Cap Stock--Class A, Mid Cap Stock--Class B, Tactical Allocation--Class A, Tactical Allocation--Class B, Dynamic Growth--Class A, Dynamic Growth--Class B, Internet Technologies--Class A, Internet Technologies--Class B, International Index--Class A, International Index--Class B, Total Stock Market Index--Class A, Total Stock Market Index--Class B, 500 Index--Class A, 500 Index--Class B, Mid Cap Index--Class A, Mid Cap Index--Class B, Small Cap Index--Class A, Small Cap Index--Class B, Capital

Appreciation--Class A, Capital Appreciation--Class B, Telecommunications--Class A, Telecommunications--Class B, Health Sciences--Class A, Health Sciences--Class B, Mid Cap Growth--Class A, Mid Cap Growth--Class B, Mid Cap Opportunities--Class A, Mid Cap Opportunities--Class B, Financial Services--Class A, Financial Services--Class B, Quantitative Mid Cap--Class A, Quantitative Mid Cap--Class B, Strategic Growth--Class A, Strategic Growth--Class B, All Cap Value--Class A, All Cap Value--Class B, Capital Opportunities--Class A, Capital Opportunities--Class B, Utilities--Class A, Utilities--Class B, Mid Cap Value--Class A, Mid Cap Value--Class B, Fundamental Value--Class A and Fundamental Value--Class B Sub-Accounts) as of December 31, 2002, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2002, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                   /s/ ERNST & YOUNG LLP



Boston, Massachusetts
March 28, 2003

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2002

ASSETS
Investments at market value:
   Sub-Accounts:
     Strategic Opportunities Portfolio--Class A--4,187,249 shares (cost $69,318,153)                    $  32,409,304
     Strategic Opportunities Portfolio--Class B--19,869 shares (cost $185,829)                                153,585
     Investment Quality Bond Portfolio--Class A--1,908,582 shares (cost $22,366,188)                       23,532,816
     Investment Quality Bond Portfolio--Class B--200,024 shares (cost $2,389,854)                           2,464,300
     Growth & Income Portfolio--Class A--5,502,635 shares (cost $150,085,926)                              95,745,848
     Growth & Income Portfolio--Class B--143,529 shares (cost $2,569,774)                                   2,495,966
     Blue Chip Growth Portfolio--Class A--4,806,429 shares (cost $87,848,789)                              57,629,084
     Blue Chip Growth Portfolio--Class B--140,281 shares (cost $1,734,421)                                  1,680,569
     Money Market Portfolio--Class A--7,141,722 shares (cost $71,417,223)                                  71,417,223
     Money Market Portfolio--Class B--1,203,928 shares (cost $12,039,280)                                  12,039,280
     Global Equity Portfolio--Class A--2,369,384 shares (cost $39,189,525)                                 24,617,899
     Global Equity Portfolio--Class B--24,020 shares (cost $261,876)                                          249,566
     Global Bond Portfolio--Class A--668,700 shares (cost $8,339,887)                                       9,221,378
     Global Bond Portfolio--Class B--100,103 shares (cost $1,302,551)                                       1,379,417
     U.S. Government Securities Portfolio--Class A--3,365,020 shares (cost $46,023,948)                    47,850,583
     U.S. Government Securities Portfolio--Class B--351,774 shares (cost $4,918,587)                        4,998,711
     Diversified Bond Portfolio--Class A--1,508,110 shares (cost $15,730,950)                              16,423,316
     Diversified Bond Portfolio--Class B--133,341 shares (cost $1,403,893)                                  1,450,752
     Income & Value Portfolio--Class A--2,358,150 shares (cost $25,958,235)                                19,714,135
     Income & Value Portfolio--Class B--93,695 shares (cost $798,439)                                         782,354
     Large Cap Growth Portfolio--Class A--2,429,881 shares (cost $27,579,560)                              18,491,396
     Large Cap Growth Portfolio--Class B--147,366 shares (cost $1,155,262)                                  1,119,983
     Equity-Income Portfolio--Class A--5,264,893 shares (cost $82,569,475)                                 66,442,951
     Equity-Income Portfolio--Class B--282,042 shares (cost $3,651,191)                                     3,556,553
     Strategic Bond Portfolio--Class A--2,404,525 shares (cost $25,567,019)                                26,185,280
     Strategic Bond Portfolio--Class B--131,611 shares (cost $1,379,466)                                    1,431,931
     Overseas Portfolio--Class A--1,619,170 shares (cost $16,872,150)                                      10,832,247
     Overseas Portfolio--Class B--31,947 shares (cost $235,675)                                               213,727
     All Cap Core Portfolio--Class A--1,142,941 shares (cost $22,998,151)                                  11,920,870
     All Cap Core Portfolio--Class B--9,018 shares (cost $96,524)                                              94,056
     All Cap Growth Portfolio--Class A--2,160,011 shares (cost $42,626,240)                                24,084,128
     All Cap Growth Portfolio--Class B--54,989 shares (cost $662,688)                                         612,581
     International Small Cap Portfolio--Class A--563,019 shares (cost $7,747,296)                           5,298,004
     International Small Cap Portfolio--Class B--10,372 shares (cost $103,924)                                 97,600
     Pacific Rim Emerging Markets Portfolio--Class A--294,981 shares (cost $2,045,390)                      1,713,841
     Pacific Rim Emerging Markets Portfolio--Class B--13,743 shares (cost $83,300)                             79,845
     Science & Technology Portfolio--Class A--2,211,896 shares (cost $55,101,320)                          16,810,408
     Science & Technology Portfolio--Class B--44,700 shares (cost $356,953)                                   339,272
     Emerging Small Company Portfolio--Class A--349,962 shares (cost $11,254,694)                           6,456,790
     Emerging Small Company Portfolio--Class B--21,627 shares (cost $401,317)                                 398,794
     Aggressive Growth Portfolio--Class A--1,112,212 shares (cost $16,832,417)                             11,033,143
     Aggressive Growth Portfolio--Class B--74,743 shares (cost $745,960)                                      741,450
     International Stock Portfolio--Class A--552,392 shares (cost $5,722,192)                               4,131,891
     International Stock Portfolio--Class B--48,766 shares (cost $373,651)                                    364,771
     Quantitative Equity Portfolio--Class A--572,411 shares (cost $12,058,061)                              7,092,170
     Quantitative Equity Portfolio--Class B--11,758 shares (cost $155,907)                                    145,560
     Value Portfolio--Class A--862,402 shares (cost $13,648,292)                                           10,771,399
     Value Portfolio--Class B--25,578 shares (cost $347,755)                                                  319,218

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
     Real Estate Securities Portfolio--Class A--394,161 shares (cost $6,276,801)                        $   6,085,844
     Real Estate Securities Portfolio--Class B--94,311 shares (cost $1,469,349)                             1,455,223
     Balanced Portfolio--Class A--410,355 shares (cost $5,760,600)                                          4,661,634
     Balanced Portfolio--Class B--31,760 shares (cost $361,421)                                               360,474
     High Yield Portfolio--Class A--1,082,481 shares (cost $10,215,391)                                     9,179,439
     High Yield Portfolio--Class B--107,381 shares (cost $891,678)                                            909,514
     Lifestyle Aggressive 1000 Portfolio--Class A--520,759 shares (cost $5,859,066)                         4,238,979
     Lifestyle Aggressive 1000 Portfolio--Class B--155,299 shares (cost $1,301,834)                         1,264,135
     Lifestyle Growth 820 Portfolio--Class A--2,570,408 shares (cost $31,099,162)                          23,853,389
     Lifestyle Growth 820 Portfolio--Class B--487,385 shares (cost $4,594,369)                              4,522,933
     Lifestyle Balanced 640 Portfolio--Class A--3,434,975 shares (cost $41,537,780)                        35,380,240
     Lifestyle Balanced 640 Portfolio--Class B--867,984 shares (cost $8,941,485)                            8,940,240
     Lifestyle Moderate 460 Portfolio--Class A--1,993,978 shares (cost $24,333,933)                        22,372,437
     Lifestyle Moderate 460 Portfolio--Class B--399,320 shares (cost $4,450,502)                            4,480,368
     Lifestyle Conservative 280 Portfolio--Class A--1,608,241 shares (cost $20,422,237)                    20,440,742
     Lifestyle Conservative 280 Portfolio--Class B--307,837 shares (cost $3,844,490)                        3,912,613
     Small Company Value Portfolio--Class A--809,112 shares (cost $11,221,697)                             10,437,539
     Small Company Value Portfolio--Class B--165,539 shares (cost $2,131,117)                               2,133,803
     International Value Portfolio--Class A--405,090 shares (cost $4,196,791)                               3,483,774
     International Value Portfolio--Class B--129,045 shares (cost $1,130,932)                               1,109,783
     Small Company Blend Portfolio--Class A--431,120 shares (cost $4,530,786)                               3,517,937
     Small Company Blend Portfolio--Class B--65,596 shares (cost $560,948)                                    534,610
     Total Return Portfolio--Class A--3,594,004 shares (cost $49,450,659)                                  51,861,482
     Total Return Portfolio--Class B--831,697 shares (cost $11,594,872)                                    11,993,065
     U.S. Large Cap Value Portfolio--Class A--1,115,041 shares (cost $13,440,504)                          10,492,539
     U.S. Large Cap Value Portfolio--Class B--142,221 shares (cost $1,346,569)                              1,338,296
     Mid Cap Stock Portfolio--Class A--585,949 shares (cost $6,078,574)                                     4,886,818
     Mid Cap Stock Portfolio--Class B--103,721 shares (cost $851,213)                                         865,030
     Tactical Allocation Portfolio--Class A--295,398 shares (cost $3,078,818)                               2,277,517
     Tactical Allocation Portfolio--Class B--25,179 shares (cost $200,627)                                    193,882
     Dynamic Growth Portfolio--Class A--778,632 shares (cost $4,609,536)                                    2,655,135
     Dynamic Growth Portfolio--Class B--32,477 shares (cost $118,921)                                         110,421
     Internet Technologies Portfolio--Class A--436,127 shares (cost $2,009,435)                             1,037,982
     Internet Technologies Portfolio--Class B--34,915 shares (cost $77,510)                                    83,099
     International Index Portfolio--Class A--89,607 shares (cost $727,338)                                    623,668
     International Index Portfolio--Class B--16,549 shares (cost $120,469)                                    115,178
     Total Stock Market Index Portfolio--Class A--174,574 shares (cost $1,599,149)                          1,331,999
     Total Stock Market Index Portfolio--Class B--37,929 shares (cost $297,786)                               289,022
     500 Index Portfolio--Class A--1,212,990 shares (cost $10,149,160)                                      9,218,725
     500 Index Portfolio--Class B--245,318 shares (cost $1,891,329)                                         1,861,963
     Mid Cap Index Portfolio--Class A--147,458 shares (cost $1,849,551)                                     1,595,499
     Mid Cap Index Portfolio--Class B--60,681 shares (cost $666,680)                                          655,964
     Small Cap Index Portfolio--Class A--233,469 shares (cost $2,219,488)                                   2,049,857
     Small Cap Index Portfolio--Class B--56,546 shares (cost $511,282)                                        496,477
     Capital Appreciation Portfolio--Class A--172,799 shares (cost $1,403,920)                              1,073,083
     Capital Appreciation Portfolio--Class B--68,029 shares (cost $454,217)                                   421,782
     Telecommunications Portfolio--Class A--80,684 shares (cost $507,522)                                     334,841
     Telecommunications Portfolio--Class B--22,660 shares (cost $100,942)                                      93,813

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Health Sciences Portfolio--Class A--290,557 shares (cost $3,496,961)                             $   2,856,174
       Health Sciences Portfolio--Class B--60,469 shares (cost $609,025)                                      594,407
       Mid Cap Growth Portfolio--Class A--182,569 shares (cost $1,703,658)                                  1,330,927
       Mid Cap Growth Portfolio--Class B--41,155 shares (cost $307,357)                                       299,609
       Mid Cap Opportunities Portfolio--Class A--111,691 shares (cost $1,071,543)                             825,396
       Mid Cap Opportunities Portfolio--Class B--25,532 shares (cost $208,204)                                188,423
       Financial Services Portfolio--Class A--215,536 shares (cost $2,411,166)                              2,058,372
       Financial Services Portfolio--Class B--43,863 shares (cost $424,469)                                   418,450
       Quantitative Mid Cap Portfolio--Class A--48,942 shares (cost $452,542)                                 386,149
       Quantitative Mid Cap Portfolio--Class B--15,369 shares (cost $134,918)                                 121,106
       Strategic Growth Portfolio--Class A--222,588 shares (cost $2,151,506)                                1,765,119
       Strategic Growth Portfolio--Class B--89,481 shares (cost $713,631)                                     709,584
       All Cap Value Portfolio--Class A--196,050 shares (cost $2,217,595)                                   1,784,057
       All Cap Value Portfolio--Class B--65,312 shares (cost $616,849)                                        593,689
       Capital Opportunities Portfolio--Class A--186,771 shares (cost $1,807,052)                           1,454,944
       Capital Opportunities Portfolio--Class B--53,685 shares (cost $447,491)                                417,670
       Utilities Portfolio--Class A--183,886 shares (cost $1,496,734)                                       1,307,426
       Utilities Portfolio--Class B--17,309 shares (cost $119,340)                                            122,892
       Mid Cap Value Portfolio--Class A--652,897 shares (cost $8,403,300)                                   7,665,005
       Mid Cap Value Portfolio--Class B--211,894 shares (cost $2,502,913)                                   2,487,641
       Fundamental Value Portfolio--Class A--702,531 shares (cost $7,744,888)                               6,898,859
       Fundamental Value Portfolio--Class B--227,623 shares (cost $2,254,831)                               2,235,257
                                                                                                        -------------

Total assets                                                                                            $ 974,789,888
                                                                                                        =============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                              $ 974,469,298
Annuity reserve                                                                                               320,590
                                                                                                        -------------

Total contract owners' equity                                                                           $ 974,789,888
                                                                                                        =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity

                                                                               SUB-ACCOUNT
                                       --------------------------------------------------------------------------------------------
                                                                                                                        INVESTMENT
                                                                         STRATEGIC                                        QUALITY
                                        STRATEGIC OPPORTUNITIES--A     OPPORTUNITIES    INVESTMENT QUALITY BOND--          BOND
                                                   (1)                    --B(4)                    A                     --B(4)
                                       --------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31        YEAR ENDED        YEAR ENDED DECEMBER 31         YEAR ENDED
                                                                        DECEMBER 31                                     DECEMBER 31
                                           2002            2001            2002            2002            2001            2002
                                       --------------------------------------------------------------------------------------------
Income:
   Dividends                           $          0    $ 11,830,575    $          0    $  1,059,540    $    766,531    $      3,038
Expenses:
   Mortality and expense risk and
     administrative charges                 685,473       1,104,286             903         323,087         211,489          10,446
                                       --------------------------------------------------------------------------------------------
Net investment income (loss)               (685,473)     10,726,289            (903)        736,453         555,042          (7,408)
Net realized gain (loss)                (14,027,167)     (8,297,842)         (3,286)         86,146        (154,378)          6,385
Unrealized appreciation
    (depreciation) during the period     (9,745,581)    (17,110,624)        (32,244)        895,197         311,097          74,446
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from operations         (24,458,221)    (14,682,177)        (36,433)      1,717,796         711,761          73,423
                                       --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                      724,942       3,462,220         167,433         855,933       2,072,817       1,643,574
     Transfers between sub-
       accounts and the Company          (3,415,237)     (4,788,042)         22,650       5,490,486       4,437,715         782,196

     Withdrawals                         (5,797,442)     (9,937,650)            (65)     (2,236,924)     (1,111,186)        (34,893)

     Annual contract fee                    (33,729)        (41,845)              0          (8,473)         (5,139)              0
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from principal
 transactions                            (8,521,466)    (11,305,317)        190,018       4,101,022       5,394,207       2,390,877
                                       --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity              (32,979,687)    (25,987,494)        153,585       5,818,818       6,105,968       2,464,300

Contract owners' equity at
   beginning of period                   65,388,991      91,376,485               0      17,713,998      11,608,030               0
                                       --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                              $ 32,409,304    $ 65,388,991    $    153,585    $ 23,532,816    $ 17,713,998    $  2,464,300
                                       ============================================================================================

(1) Effective April 30, 2001, the Mid Cap Blend Sub-Account was renamed Strategic Opportunities through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                       GROWTH &                                       BLUE CHIP
                                          GROWTH & INCOME--A         INCOME--B(4)        BLUE CHIP GROWTH--A         GROWTH--B(4)
                                     --------------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31       YEAR ENDED                                      YEAR ENDED
                                                                     DECEMBER 31        YEAR ENDED DECEMBER 31       DECEMBER 31
                                         2002            2001           2002             2002            2001           2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $  5,692,856    $  9,145,062    $      1,670    $          0    $  7,179,192    $          0
Expenses:
   Mortality and expense risk
     and administrative
     charges                            1,779,662       2,366,496          12,357       1,052,493       1,357,175           8,246
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)            3,913,194       6,778,566         (10,687)     (1,052,493)      5,822,017          (8,246)
Net realized gain (loss)              (10,852,950)      5,936,038         (34,456)     (5,987,696)      2,544,369         (16,720)
Unrealized appreciation
   (depreciation) during the
   period                             (31,818,363)    (36,567,224)        (73,808)    (15,390,618)    (26,721,866)        (53,852)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                    (38,758,119)    (23,852,620)       (118,951)    (22,430,807)    (18,355,480)        (78,818)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                  2,971,540       9,559,307       1,551,726       1,921,107       6,748,576       1,264,991
     Transfers between sub-
       accounts and the
       Company                         (9,232,012)     (1,450,029)      1,090,972      (4,817,400)     (3,178,841)        499,824

     Withdrawals                      (14,135,512)    (18,289,718)        (27,781)     (6,481,792)     (9,782,431)         (5,428)

     Annual contract fee                  (76,080)        (81,901)              0         (45,760)        (46,589)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from principal transactions        (20,472,064)    (10,262,341)      2,614,917      (9,423,845)     (6,259,285)      1,759,387
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity            (59,230,183)    (34,114,961)      2,495,966     (31,854,652)    (24,614,765)      1,680,569

Contract owners' equity at
   beginning of period                154,976,031     189,090,992               0      89,483,736     114,098,501               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $ 95,745,848    $154,976,031    $  2,495,966    $ 57,629,084    $ 89,483,736    $  1,680,569
=================================================================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                            MONEY MARKET--              MONEY              GLOBAL EQUITY--          GLOBAL EQUITY
                                                  A                  MARKET--B(4)                 A                     --B(4)
                                     --------------------------------------------------------------------------------------------
                                              YEAR ENDED             YEAR ENDED              YEAR ENDED              YEAR ENDED
                                              DECEMBER 31            DECEMBER 31              DECEMBER 31            DECEMBER 31
                                         2002            2001           2002             2002            2001           2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $    942,271    $  1,870,835    $     35,030    $    419,523    $  7,334,599    $         29
Expenses:
   Mortality and expense risk
     and administrative charges         1,251,148         827,440          66,320         430,684         596,129           1,761
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (308,877)      1,043,395         (31,290)        (11,161)      6,738,470          (1,732)
Net realized gain (loss)                     (380)         (9,273)            294      (5,210,603)     (1,877,673)        (19,003)
Unrealized appreciation
   (depreciation) during the
   period                                       0               0               0      (1,865,828)    (13,249,084)        (12,310)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                            (309,257)      1,034,122         (30,996)     (7,087,592)     (8,388,287)        (33,045)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                 10,042,618      22,553,984      19,177,486         570,130       1,020,824         190,733
     Transfers between sub-
       accounts and the Company        18,484,039      36,380,312      (4,432,270)     (1,944,034)     (2,686,369)         92,536

     Withdrawals                      (26,764,930)    (30,290,711)     (2,674,940)     (3,197,982)     (4,835,293)           (658)

     Annual contract fee                  (32,435)        (15,094)              0         (19,236)        (22,186)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions               1,729,292      28,628,491      12,070,276      (4,591,122)     (6,523,024)        282,611
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity              1,420,035      29,662,613      12,039,280     (11,678,714)    (14,911,311)        249,566

Contract owners' equity at
   beginning of period                 69,997,188      40,334,575               0      36,296,613      51,207,924               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $ 71,417,223    $ 69,997,188    $ 12,039,280    $ 24,617,899    $ 36,296,613    $    249,566
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                                                                         U.S.
                                                                                                                     GOVERNMENT
                                                                     GLOBAL BOND           U.S. GOVERNMENT          SECURITIES--B
                                            GLOBAL BOND--A              --B(4)              SECURITIES--A                (4)
                                     --------------------------------------------------------------------------------------------
                                             YEAR ENDED               YEAR ENDED             YEAR ENDED               YEAR ENDED
                                             DECEMBER 31             DECEMBER 31             DECEMBER 31             DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $          0    $          0    $          0    $  1,229,032    $    961,385    $      3,036
Expenses:
   Mortality and expense risk
    and administrative charges            101,413          74,801           6,848         595,431         300,559          26,956
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (101,413)        (74,801)         (6,848)        633,601         660,826         (23,920)
Net realized gain (loss)                  455,149         114,713           7,216         377,731         391,748          30,189
Unrealized appreciation
   (depreciation) during the
   period                                 780,819        (120,881)         76,866       1,403,315         (42,944)         80,124
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                      1,134,555         (80,969)         77,234       2,414,647       1,009,630          86,393
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                    169,487         367,824       1,059,345       1,781,195       2,540,048       3,919,764
     Transfers between sub-
       accounts and the
       Company                          3,582,181        (245,581)        247,357      21,814,791       9,843,786       1,033,643

     Withdrawals                         (643,045)       (852,691)         (4,519)     (5,163,459)     (2,699,232)        (41,089)

     Annual contract fee                   (4,016)         (2,687)              0         (13,803)         (7,182)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions               3,104,607        (733,135)      1,302,183      18,418,724       9,677,420       4,912,318
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity              4,239,162        (814,104)      1,379,417      20,833,371      10,687,050       4,998,711

Contract owners' equity at
   beginning of period                  4,982,216       5,796,320               0      27,017,212      16,330,162               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $  9,221,378    $  4,982,216    $  1,379,417    $ 47,850,583    $ 27,017,212    $  4,998,711
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                          DIVERSIFIED BOND--         DIVERSIFIED           INCOME & VALUE--           INCOME &
                                                  A                   BOND--B(4)                  A                  VALUE--B(4)
                                     --------------------------------------------------------------------------------------------
                                              YEAR ENDED             YEAR ENDED              YEAR ENDED              YEAR ENDED
                                              DECEMBER 31            DECEMBER 31              DECEMBER 31            DECEMBER 31
                                         2002            2001           2002             2002            2001           2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $    642,479    $    536,973    $      1,297    $    471,964    $  1,195,692    $        209
Expenses:
   Mortality and expense risk
    and administrative charges            242,405         157,998           6,568         326,542         348,520           3,575
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)              400,074         378,975          (5,271)        145,422         847,172          (3,366)
Net realized gain (loss)                  (94,745)       (169,196)          1,272      (1,648,264)       (750,446)           (858)
Unrealized appreciation
   (depreciation) during the
   period                                 637,401         320,747          46,859      (3,055,388)       (194,242)        (16,085)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                        942,730         530,526          42,860      (4,558,230)        (97,516)        (20,309)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                    900,783       2,072,918         896,629         600,713       1,523,053         633,273
     Transfers between sub-
       accounts and the
       Company                          3,139,335       3,958,635         519,917         432,889       1,628,892         174,405

     Withdrawals                       (2,048,041)     (1,327,841)         (8,654)     (2,156,208)     (2,765,691)         (5,015)

     Annual contract fee                   (6,812)         (4,357)              0         (13,291)        (12,648)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions               1,985,265       4,699,355       1,407,892      (1,135,897)        373,606         802,663
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity              2,927,995       5,229,881       1,450,752      (5,694,127)        276,090         782,354

Contract owners' equity at
   beginning of period                 13,495,321       8,265,440               0      25,408,262      25,132,172               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $ 16,423,316    $ 13,495,321    $  1,450,752    $ 19,714,135    $ 25,408,262    $    782,354
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                      LARGE CAP                                         EQUITY-
                                         LARGE CAP GROWTH--A          GROWTH--B          EQUITY-INCOME                 INCOME--B
                                                                        (4)                  --A                           (4)
                                     --------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                      YEAR ENDED
                                        YEAR ENDED DECEMBER 31       DECEMBER 31        YEAR ENDED DECEMBER 31       DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $     72,261    $    976,024    $         27    $  3,366,948    $  9,016,271    $        727
Expenses:
   Mortality and expense risk
    and administrative charges            336,527         351,291           4,609       1,126,515       1,171,008          17,799
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (264,266)        624,733          (4,582)      2,240,433       7,845,263         (17,072)
Net realized gain (loss)               (4,747,582)     (3,040,929)        (13,924)     (2,562,713)        418,985         (29,944)
Unrealized appreciation
   (depreciation) during the
   period                              (1,328,204)     (2,907,295)        (35,279)    (12,496,047)     (8,581,995)        (94,638)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                          (6,340,052)     (5,323,491)        (53,785)    (12,818,327)       (317,747)       (141,654)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                  1,079,896       4,090,874         864,438       2,370,864       5,605,223       2,741,587
     Transfers between sub-
       accounts and the
       Company                          1,293,248       1,681,859         310,861       2,744,113       4,726,196         993,636

     Withdrawals                       (1,792,456)     (2,436,434)         (1,531)     (9,016,377)     (9,055,372)        (37,016)

     Annual contract fee                  (13,650)        (11,691)              0         (44,102)        (39,559)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                 567,038       3,324,608       1,173,768      (3,945,502)      1,236,488       3,698,207
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity             (5,773,014)     (1,998,883)      1,119,983     (16,763,829)        918,741       3,556,553

Contract owners' equity at
   beginning of period                 24,264,410      26,263,293               0      83,206,780      82,288,039               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $ 18,491,396    $ 24,264,410    $  1,119,983    $ 66,442,951    $ 83,206,780    $  3,556,553
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                      STRATEGIC                                      OVERSEAS--B
                                          STRATEGIC BOND--A           BOND--B(4)             OVERSEAS--A                 (4)
                                     --------------------------------------------------------------------------------------------
                                              YEAR ENDED              YEAR ENDED              YEAR ENDED              YEAR ENDED
                                              DECEMBER 31            DECEMBER 31              DECEMBER 31            DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $  1,836,141    $  1,864,833    $      2,102    $     88,241    $  1,885,525    $         51
Expenses:
   Mortality and expense risk
     and administrative charges           377,159         352,191           6,674         208,520         285,650           1,964
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)            1,458,982       1,512,642          (4,572)       (120,279)      1,599,875          (1,913)
Net realized gain (loss)                 (284,859)     (1,152,009)         (2,713)     (3,995,013)     (4,355,214)        (18,372)
Unrealized appreciation
   (depreciation) during the
   period                                 633,886         750,999          52,465         621,779      (2,538,348)        (21,948)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                      1,808,009       1,111,632          45,180      (3,493,513)     (5,293,687)        (42,233)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                    695,394       1,519,446         885,297         334,151         992,851         219,622
     Transfers between sub-
       accounts and the
       Company                          3,996,050        (180,972)        526,496      (1,286,305)     (1,102,765)         42,523

     Withdrawals                       (4,142,205)     (3,116,126)        (25,042)     (1,505,273)     (2,244,221)         (6,185)

     Annual contract fee                  (13,197)        (11,389)              0          (9,147)        (10,281)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                 536,042      (1,789,041)      1,386,751      (2,466,574)     (2,364,416)        255,960
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity              2,344,051        (677,409)      1,431,931      (5,960,087)     (7,658,103)        213,727

Contract owners' equity at
   beginning of period                 23,841,229      24,518,638               0      16,792,334      24,450,437               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $ 26,185,280    $ 23,841,229    $  1,431,931    $ 10,832,247    $ 16,792,334    $    213,727
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                     ALL CAP CORE                                       ALL CAP
                                                                                                                       GROWTH--B
                                          ALL CAP CORE--A(2)           --B(2,4)            ALL CAP GROWTH--A              (4)
                                     --------------------------------------------------------------------------------------------
                                              YEAR ENDED              YEAR ENDED              YEAR ENDED              YEAR ENDED
                                              DECEMBER 31            DECEMBER 31              DECEMBER 31            DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $          0    $          0    $          0    $          0    $  2,871,642    $          0
Expenses:
   Mortality and expense risk
    and administrative charges            211,500         299,308             693         484,470         674,420           4,115
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (211,500)       (299,308)           (693)       (484,470)      2,197,222          (4,115)
Net realized gain (loss)               (3,837,812)     (2,316,673)         (3,627)     (7,118,386)     (4,157,262)         (8,987)
Unrealized appreciation
   (depreciation) during the
   period                                (791,752)     (3,486,908)         (2,468)     (3,082,372)    (12,713,862)        (50,107)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                          (4,841,064)     (6,102,889)         (6,788)    (10,685,228)    (14,673,902)        (63,209)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                    453,096       1,635,436          95,281         794,872       3,751,679         444,525
     Transfers between sub-
       accounts and the
       Company                         (1,662,415)     (1,483,445)          5,563      (2,925,255)     (5,396,882)        234,996

     Withdrawals                       (1,260,241)     (1,958,089)              0      (3,208,003)     (3,912,446)         (3,731)

     Annual contract fee                   (9,514)        (10,386)              0         (21,918)        (23,636)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions              (2,479,074)     (1,816,484)        100,844      (5,360,304)     (5,581,285)        675,790
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity             (7,320,138)     (7,919,373)         94,056     (16,045,532)    (20,255,187)        612,581

Contract owners' equity at
   beginning of period                 19,241,008      27,160,381               0      40,129,660      60,384,847               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $ 11,920,870    $ 19,241,008    $     94,056    $ 24,084,128    $ 40,129,660    $    612,581
                                     ============================================================================================

(2) Effective December 1, 2002, the Growth Sub-Account was renamed All Cap Core through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                     INTERNATIONAL                                   PACIFIC RIM
                                                                     SMALL CAP--B        PACIFIC RIM EMERGING          EMERGING
                                     INTERNATIONAL SMALL CAP--A          (4)                  MARKETS--A             MARKETS--B(4)
                                     --------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                      YEAR ENDED
                                        YEAR ENDED DECEMBER 31       DECEMBER 31        YEAR ENDED DECEMBER 31       DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $          0    $          0    $          0    $      2,491    $     11,938    $          0
Expenses:
   Mortality and expense risk
    and administrative
    charges                               105,351         146,352           1,160          30,388          41,959             832
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (105,351)       (146,352)         (1,160)        (27,897)        (30,021)           (832)
Net realized gain (loss)               (2,696,581)     (4,946,521)         (4,292)       (232,753)       (382,219)        (44,932)
Unrealized appreciation
   (depreciation) during
   the period                           1,601,088         811,348          (6,324)         40,678         (41,166)         (3,455)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                     (1,200,844)     (4,281,525)        (11,776)       (219,972)       (453,406)        (49,219)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                    202,033         457,889          68,787          54,121         158,889          37,128
     Transfers between sub-
       accounts and the
       Company                           (814,465)     (1,598,104)         41,224        (207,258)       (783,055)         93,388

     Withdrawals                         (747,569)     (1,377,914)           (635)       (162,731)       (228,663)         (1,452)

     Annual contract fee                   (4,989)         (5,513)              0          (1,480)         (1,429)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                        (1,364,990)     (2,523,642)        109,376        (317,348)       (854,258)        129,064
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity             (2,565,834)     (6,805,167)         97,600        (537,320)     (1,307,664)         79,845

Contract owners' equity at
   beginning of period                  7,863,838      14,669,005               0       2,251,161       3,558,825               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $  5,298,004    $  7,863,838    $     97,600    $  1,713,841    $  2,251,161    $     79,845
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                      SCIENCE &                                        EMERGING
                                                                     TECHNOLOGY--B          EMERGING SMALL           SMALL COMPANY
                                       SCIENCE & TECHNOLOGY--A           (4)                  COMPANY--A                --B(4)
                                     --------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                      YEAR ENDED
                                        YEAR ENDED DECEMBER 31       DECEMBER 31        YEAR ENDED DECEMBER 31       DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $          0    $  2,510,965    $          0    $          0    $    429,276    $          0
Expenses:
   Mortality and expense risk
     and administrative charges           350,911         651,010           1,816         116,936         153,244           2,189
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (350,911)      1,859,955          (1,816)       (116,936)        276,032          (2,189)
Net realized gain (loss)              (16,398,832)     (6,807,469)         (2,132)     (2,557,502)       (811,718)        (14,152)
Unrealized appreciation
   (depreciation) during the
   period                               2,344,099     (23,327,382)        (17,681)       (435,655)     (2,837,970)         (2,523)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations     (14,405,644)    (28,274,896)        (21,629)     (3,110,093)     (3,373,656)        (18,864)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
   Purchase payments                    1,136,676       5,009,528         277,205         351,225         868,071         297,657
   Transfers between sub-accounts
    and the Company                    (4,036,164)     (3,764,297)         92,772        (783,852)       (426,741)        120,414

   Withdrawals                         (1,982,073)     (3,729,832)         (9,076)       (580,572)       (663,123)           (413)

   Annual contract fee                    (21,096)        (27,938)              0          (5,165)         (5,313)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                        (4,902,657)     (2,512,539)        360,901      (1,018,364)       (227,106)        417,658
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity            (19,308,301)    (30,787,435)        339,272      (4,128,457)     (3,600,762)        398,794

Contract owners' equity at
   beginning of period                 36,118,709      66,906,144               0      10,585,247      14,186,009               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                            $ 16,810,408    $ 36,118,709    $    339,272    $  6,456,790    $ 10,585,247    $    398,794
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                      AGGRESSIVE                                     INTERNATIONAL
                                         AGGRESSIVE GROWTH--A        GROWTH--B(4)       INTERNATIONAL STOCK--A       STOCK--B(4)
                                     --------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                      YEAR ENDED
                                        YEAR ENDED DECEMBER 31       DECEMBER 31        YEAR ENDED DECEMBER 31       DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $          0    $          0    $          0    $     23,181    $    282,028    $        192
Expenses:
   Mortality and expense risk and
     administrative charges               198,034         230,723           3,167          78,688          89,768           2,696
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (198,034)       (230,723)         (3,167)        (55,507)        192,260          (2,504)
Net realized gain (loss)               (4,412,248)       (279,118)         (8,769)       (425,965)     (1,215,916)         29,361
Unrealized appreciation
   (depreciation) during the period       412,397      (4,856,262)         (4,510)       (637,105)       (412,653)         (8,880)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations      (4,197,885)     (5,366,103)        (16,446)     (1,118,577)     (1,436,309)         17,977
                                     --------------------------------------------------------------------------------------------

Changes from principal transactions:
   Purchase payments                      985,387       2,880,005         358,093         266,084         775,807         221,784
   Transfers between sub-accounts
     and the Company                      119,917        (878,539)        403,008        (240,656)       (383,946)        125,350

   Withdrawals                           (851,393)       (961,770)         (3,205)       (326,810)       (600,541)           (340)

   Annual contract fee                     (8,956)         (7,964)              0          (2,667)         (2,670)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           244,955       1,031,732         757,896        (304,049)       (211,350)        346,794
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity             (3,952,930)     (4,334,371)        741,450      (1,422,626)     (1,647,659)        364,771

Contract owners' equity at
   beginning of period                 14,986,073      19,320,444               0       5,554,517       7,202,176               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                            $ 11,033,143    $ 14,986,073    $    741,450    $  4,131,891    $  5,554,517    $    364,771
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                     QUANTITATIVE
                                        QUANTITATIVE EQUITY--A       EQUITY--B(4)              VALUE--A              VALUE--B(4)
                                     --------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                      YEAR ENDED
                                        YEAR ENDED DECEMBER 31       DECEMBER 31        YEAR ENDED DECEMBER 31       DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $     31,752    $  2,070,328    $          0    $    293,880    $    374,683    $        235
Expenses:
   Mortality and expense risk
     and administrative charges           144,678         205,140             744         202,411         185,018           2,072
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (112,926)      1,865,188            (744)         91,469         189,665          (1,837)
Net realized gain (loss)               (3,312,109)     (1,293,852)         (3,712)       (506,197)        511,056         (14,325)
Unrealized appreciation
   (depreciation) during the
   period                                (232,755)     (4,735,379)        (10,347)     (3,550,995)       (636,926)        (28,537)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations      (3,657,790)     (4,164,043)        (14,803)     (3,965,723)         63,795         (44,699)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                    359,980       1,997,205         102,892         993,509       1,865,047         254,473
     Transfers between
       sub-accounts and
       the Company                     (1,610,234)         60,232          57,822        (366,899)      5,233,406         122,365

     Withdrawals                       (1,216,839)       (910,700)           (351)       (988,488)     (1,401,393)        (12,921)

     Annual contract fee                   (5,709)         (6,036)              0          (6,542)         (4,645)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions              (2,472,802)      1,140,701         160,363        (368,420)      5,692,415         363,917
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity             (6,130,592)     (3,023,342)        145,560      (4,334,143)      5,756,210         319,218

Contract owners' equity at
   beginning of period                 13,222,762      16,246,104               0      15,105,542       9,349,332               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                            $  7,092,170    $ 13,222,762    $    145,560    $ 10,771,399    $ 15,105,542    $    319,218
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                     REAL ESTATE
                                                                     SECURITIES--B                                   BALANCED--B
                                        REAL ESTATE SECURITIES--A        (4)                 BALANCED--A                 (4)
                                     --------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                      YEAR ENDED
                                        YEAR ENDED DECEMBER 31       DECEMBER 31        YEAR ENDED DECEMBER 31       DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $    158,381    $    102,752    $      1,681    $    124,418    $     99,955    $        173
Expenses:
   Mortality and expense risk
     and administrative charges            85,226          51,314           7,756          77,285          70,056           1,102
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)               73,155          51,438          (6,075)         47,133          29,899            (929)
Net realized gain (loss)                  119,702         279,107         (24,177)     (1,056,192)       (390,466)         (3,558)
Unrealized appreciation
   (depreciation) during the period      (316,053)       (281,918)        (14,126)         78,333        (244,130)           (947)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations        (123,196)         48,627         (44,378)       (930,726)       (604,697)         (5,434)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
   Purchase payments                      328,901         653,081       1,172,229         435,556         883,967         242,600
   Transfers between
     sub-accounts and
     the Company                        2,276,840        (104,296)        348,516         614,899        (117,379)        123,308

   Withdrawals                           (372,142)       (513,107)        (21,144)       (541,742)       (357,760)              0

   Annual contract fee                     (3,148)         (1,503)              0          (2,818)         (2,358)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions               2,230,451          34,175       1,499,601         505,895         406,470         365,908
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity              2,107,255          82,802       1,455,223        (424,831)       (198,227)        360,474

Contract owners' equity at
   beginning of period                  3,978,589       3,895,787               0       5,086,465       5,284,692               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                            $  6,085,844    $  3,978,589    $  1,455,223    $  4,661,634    $  5,086,465    $    360,474
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------
                                                                                                                LIFESTYLE
                                                               HIGH YIELD--B                                 AGGRESSIVE 1000
                                         HIGH YIELD--A              (4)       LIFESTYLE AGGRESSIVE 1000--A       --B (4)
                                  ------------------------------------------------------------------------------------------
                                                                YEAR ENDED                                       YEAR ENDED
                                     YEAR ENDED DECEMBER 31     DECEMBER 31      YEAR ENDED DECEMBER 31          DECEMBER 31
                                      2002            2001         2002           2002            2001              2002
                                  ------------------------------------------------------------------------------------------
Income:
   Dividends                      $   773,952    $   883,245    $     2,571    $    41,304    $   394,828        $         0
Expenses:
   Mortality and expense risk
     and administrative charges       142,023        125,318          3,393         75,596         72,957              3,788
                                  ------------------------------------------------------------------------------------------
Net investment income (loss)          631,929        757,927           (822)       (34,292)       321,871             (3,788)
Net realized gain (loss)           (1,920,373)      (889,162)         2,538       (493,692)      (256,347)            (9,652)
Unrealized appreciation
   (depreciation) during the
   period                             403,794       (484,202)        17,836       (764,241)      (884,302)           (37,699)
                                  ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (884,650)      (615,437)        19,552     (1,292,225)      (818,778)           (51,139)
                                  ------------------------------------------------------------------------------------------

Changes from principal
   transactions:
   Purchase payments                  400,176      1,712,549        499,152        488,992      1,038,333          1,154,707
   Transfers between
     sub-accounts and the
     Company                        1,177,048      2,427,685        395,517        (57,025)       266,593            160,567

   Withdrawals                     (1,051,473)    (1,503,568)        (4,707)      (282,982)      (430,017)                 0

   Annual contract fee                 (5,007)        (3,293)             0         (4,730)        (4,250)                 0
                                  ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             520,744      2,633,373        889,962        144,255        870,659          1,315,274
                                  ------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           (363,906)     2,017,936        909,514     (1,147,970)        51,881          1,264,135

Contract owners' equity at
   beginning of period              9,543,345      7,525,409              0      5,386,949      5,335,068                  0
                                  ------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 9,179,439    $ 9,543,345    $   909,514    $ 4,238,979    $ 5,386,949        $ 1,264,135
                                  ==========================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                  --------------------------------------------------------------------------------------------
                                                                   LIFESTYLE                                       LIFESTYLE
                                            LIFESTYLE                GROWTH                                       BALANCED 640
                                          GROWTH 820--A            820--B (4)      LIFESTYLE BALANCED 640--A        --B (4)
                                  --------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                                      YEAR ENDED
                                      YEAR ENDED DECEMBER 31      DECEMBER 31       YEAR ENDED DECEMBER 31        DECEMBER 31
                                      2002            2001            2002           2002             2001           2002
                                  --------------------------------------------------------------------------------------------
Income:
   Dividends                      $    576,125    $  2,142,757    $        751    $  1,249,809    $  2,345,669    $      9,054
Expenses:
   Mortality and expense risk
     and administrative charges        400,258         362,869          20,701         562,831         444,606          44,054
                                  --------------------------------------------------------------------------------------------
Net investment income (loss)           175,867       1,779,888         (19,950)        686,978       1,901,063         (35,000)
Net realized gain (loss)            (2,170,040)       (853,447)        (27,848)     (2,154,690)       (710,698)        (53,044)
Unrealized appreciation
   (depreciation) during the
   period                           (3,337,099)     (3,667,938)        (71,436)     (3,300,487)     (3,057,366)         (1,245)
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                       (5,331,272)     (2,741,497)       (119,234)     (4,768,199)     (1,867,001)        (89,289)
                                  --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments               4,092,544       5,306,662       4,240,920       3,925,258       6,941,839       7,997,159
     Transfers between
       sub-accounts and the
       Company                         406,780         831,138         419,193       4,595,371       2,807,611       1,109,951

     Withdrawals                    (2,131,098)     (1,892,885)        (17,946)     (2,863,009)     (3,055,323)        (77,581)

     Annual contract fee               (16,757)        (14,895)              0         (18,518)        (12,919)              0
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            2,351,469       4,230,020       4,642,167       5,639,102       6,681,208       9,029,529
                                  --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity          (2,979,803)      1,488,523       4,522,933         870,903       4,814,207       8,940,240

Contract owners' equity at
   beginning of period              26,833,192      25,344,669               0      34,509,337      29,695,130               0
                                  --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 23,853,389    $ 26,833,192    $  4,522,933    $ 35,380,240    $ 34,509,337    $  8,940,240
                                  ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  --------------------------------------------------------------------------------------------
                                                                   LIFESTYLE                                       LIFESTYLE
                                            LIFESTYLE             MODERATE 460       LIFESTYLE CONSERVATIVE       CONSERVATIVE
                                         MODERATE 460--A             --B (4)                 280--A                 280--B (4)
                                  --------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                                     YEAR ENDED
                                     YEAR ENDED DECEMBER 31        DECEMBER 31       YEAR ENDED DECEMBER 31       DECEMBER 31
                                      2002            2001            2002            2002            2001            2002
                                  --------------------------------------------------------------------------------------------
Income:
   Dividends                      $    739,059    $    700,599    $      4,753    $    470,091    $    320,447    $      2,352
Expenses:
   Mortality and expense risk
     and administrative charges        339,709         208,641          17,280         266,270         114,289          15,595
                                  --------------------------------------------------------------------------------------------
Net investment income (loss)           399,350         491,958         (12,527)        203,821         206,158         (13,243)
Net realized gain (loss)              (841,092)       (148,397)          2,273         (76,124)        (30,839)         (2,423)
Unrealized appreciation
   (depreciation) during the
   period                             (880,248)       (659,667)         29,866         (18,758)        (30,772)         68,123
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                       (1,321,990)       (316,106)         19,612         108,939         144,547          52,457
                                  --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments               1,581,057       3,787,382       3,728,302       1,989,512       4,417,192       2,175,550
     Transfers between
       sub-accounts and
       the Company                   5,704,875       3,947,774         749,952       8,605,321       1,490,350       1,734,441

     Withdrawals                    (2,236,900)       (793,559)        (17,498)     (1,208,651)       (843,261)        (49,835)

     Annual contract fee                (8,088)         (5,919)              0          (4,809)         (2,659)              0
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            5,040,944       6,935,678       4,460,756       9,381,373       5,061,622       3,860,156
                                  --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           3,718,954       6,619,572       4,480,368       9,490,312       5,206,169       3,912,613

Contract owners' equity at
   beginning
   of period                        18,653,483      12,033,911               0      10,950,430       5,744,261               0
                                  --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 22,372,437    $ 18,653,483    $  4,480,368    $ 20,440,742    $ 10,950,430    $  3,912,613
                                  ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ---------------------------------------------------------------------------------------------
                                                                  SMALL COMPANY                                   INTERNATIONAL
                                     SMALL COMPANY VALUE--A       VALUE--B (4)       INTERNATIONAL VALUE--A        VALUE--B (4)
                                  ---------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                                      YEAR ENDED
                                     YEAR ENDED DECEMBER 31        DECEMBER 31       YEAR ENDED DECEMBER 31        DECEMBER 31
                                      2002            2001            2002            2002            2001            2002
                                  ---------------------------------------------------------------------------------------------
Income:
   Dividends                      $     74,672    $      9,191    $      1,059    $     24,026    $     58,881    $         17
Expenses:
   Mortality and expense risk
     and administrative charges        158,622          83,044          11,016          56,946          33,898           4,131
                                  --------------------------------------------------------------------------------------------
Net investment income (loss)           (83,950)        (73,853)         (9,957)        (32,920)         24,983          (4,114)
Net realized gain (loss)               425,159         217,095         (37,835)       (234,930)        (99,705)         (6,462)
Unrealized appreciation
   (depreciation) during the
   period                           (1,435,031)        223,497           2,686        (553,851)       (161,789)        (21,149)
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                       (1,093,822)        366,739         (45,106)       (821,701)       (236,511)        (31,725)
                                  --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                 905,793         672,623       1,580,886         467,245         734,580         906,853
     Transfers between
       sub-accounts and
       the Company                   2,649,514       3,989,098         622,112       1,256,837         588,217         237,162

     Withdrawals                      (652,230)       (467,081)        (24,089)       (172,420)       (217,535)         (2,507)

     Annual contract fee                (4,857)         (2,321)              0          (1,375)           (705)              0
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            2,898,220       4,192,319       2,178,909       1,550,287       1,104,557       1,141,508
                                  --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           1,804,398       4,559,058       2,133,803         728,586         868,046       1,109,783

Contract owners' equity at
   beginning
   of period                         8,633,141       4,074,083               0       2,755,188       1,887,142               0
                                  --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 10,437,539    $  8,633,141    $  2,133,803    $  3,483,774    $  2,755,188    $  1,109,783
                                  ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ----------------------------------------------------------------------------------------------
                                                                 SMALL COMPANY                                   TOTAL RETURN--
                                      SMALL COMPANY BLEND--A      BLEND--B (4)          TOTAL RETURN--A                B(4)
                                  ----------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                                      YEAR ENDED
                                     YEAR ENDED DECEMBER 31        DECEMBER 31       YEAR ENDED DECEMBER 31        DECEMBER 31
                                      2002            2001            2002            2002            2001            2002
                                  ----------------------------------------------------------------------------------------------
Income:
   Dividends                      $     12,950    $     17,316    $         19    $  1,690,157    $    460,695    $      8,815
Expenses:
   Mortality and expense risk
     and administrative charges         72,226          53,867           2,553         652,730         225,460          58,590
                                  --------------------------------------------------------------------------------------------
Net investment income (loss)           (59,276)        (36,551)         (2,534)      1,037,427         235,235         (49,775)
Net realized gain (loss)              (640,847)       (740,043)        (21,024)        575,737         334,346          12,889
Unrealized appreciation
   (depreciation) during the
   period                             (792,453)        844,315         (26,338)      1,621,110         290,342         398,193
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                       (1,492,576)         67,721         (49,896)      3,234,274         859,923         361,307
                                  --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                 250,269         761,339         351,887       5,092,217       5,825,123       8,678,224
     Transfers between
       sub-accounts and
       the Company                    (874,866)      2,392,864         245,543      22,497,525      11,804,849       3,057,524

     Withdrawals                      (281,274)       (210,414)        (12,924)     (3,418,396)     (1,555,134)       (103,990)

     Annual contract fee                (2,022)         (1,510)              0         (12,404)         (2,975)              0
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             (907,893)      2,942,279         584,506      24,158,942      16,071,863      11,631,758
                                  --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity          (2,400,469)      3,010,000         534,610      27,393,216      16,931,786      11,993,065

Contract owners' equity at
   beginning of period               5,918,406       2,908,406               0      24,468,266       7,536,480               0
                                  --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $  3,517,937    $  5,918,406    $    534,610    $ 51,861,482    $ 24,468,266    $ 11,993,065
                                  ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ---------------------------------------------------------------------------------------------
                                           U.S. LARGE CAP        U.S. LARGE CAP                                   MID CAP STOCK
                                              VALUE--A            VALUE--B (4)           MID CAP STOCK--A           --B (4)
                                  ---------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                                      YEAR ENDED
                                     YEAR ENDED DECEMBER 31        DECEMBER 31      YEAR ENDED DECEMBER 31         DECEMBER 31
                                      2002            2001            2002            2002            2001            2002
                                  ---------------------------------------------------------------------------------------------
Income:
   Dividends                      $     33,877    $     92,407    $        130    $          0    $          0    $          0
Expenses:
   Mortality and expense risk
     and administrative charges        179,068         135,845           6,783          83,860          60,651           3,394
                                  --------------------------------------------------------------------------------------------
Net investment income (loss)          (145,191)        (43,438)         (6,653)        (83,860)        (60,651)         (3,394)
Net realized gain (loss)              (698,942)        (41,649)        (31,897)       (512,100)       (185,481)        (20,341)
Unrealized appreciation
   (depreciation) during the
   period                           (2,949,149)       (195,987)         (8,273)       (994,394)       (123,421)         13,817
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                       (3,793,282)       (281,074)        (46,823)     (1,590,354)       (369,553)         (9,918)
                                  --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                 917,643       2,199,881         980,707         473,269       1,343,763         615,745
     Transfers between
       sub-accounts and
       the Company                   2,607,439       2,694,411         416,289         995,394       1,215,187         272,417

     Withdrawals                      (703,452)       (638,996)        (11,877)       (335,411)       (309,010)        (13,214)

     Annual contract fee                (5,546)         (2,841)              0          (2,776)         (1,480)              0
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            2,816,084       4,252,455       1,385,119       1,130,476       2,248,460         874,948
                                  --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity            (977,198)      3,971,381       1,338,296        (459,878)      1,878,907         865,030

Contract owners' equity at
   beginning of period              11,469,737       7,498,356               0       5,346,696       3,467,789               0
                                  --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 10,492,539    $ 11,469,737    $  1,338,296    $  4,886,818    $  5,346,696    $    865,030
                                  ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ----------------------------------------------------------------------------------------
                                                                 TACTICAL
                                                               ALLOCATION--B                                   DYNAMIC
                                    TACTICAL ALLOCATION--A         (4)              DYNAMIC GROWTH--A        GROWTH--B (4)
                                  ----------------------------------------------------------------------------------------
                                                                YEAR ENDED                                   YEAR ENDED
                                     YEAR ENDED DECEMBER 31     DECEMBER 31      YEAR ENDED DECEMBER 31      DECEMBER 31
                                      2002           2001          2002           2002            2001          2002
                                  ----------------------------------------------------------------------------------------
Income:
   Dividends                      $        65    $    18,969    $         0    $         0    $     6,942    $         0
Expenses:
   Mortality and expense risk
     and administrative charges        41,698         35,364          1,114         51,829         61,321            623
                                  --------------------------------------------------------------------------------------
Net investment income (loss)          (41,633)       (16,395)        (1,114)       (51,829)       (54,379)          (623)
Net realized gain (loss)             (305,803)      (115,691)        (1,350)    (1,394,612)    (1,706,024)          (794)
Unrealized appreciation
   (depreciation) during the
   period                            (450,419)      (266,820)        (6,745)       213,447       (696,606)        (8,500)
                                  --------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (797,855)      (398,906)        (9,209)    (1,232,994)    (2,457,009)        (9,917)
                                  --------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                231,201        820,391        164,259        258,952      1,569,473         77,872
     Transfers between
       sub-accounts and
       the Company                    177,404      1,318,643         38,832       (182,502)     1,379,489         42,466

     Withdrawals                     (174,646)       (79,255)             0       (192,395)      (276,823)             0

     Annual contract fee               (1,070)          (404)             0         (2,044)        (1,533)             0
                                  --------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             232,889      2,059,375        203,091       (117,989)     2,670,606        120,338
                                  --------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           (564,966)     1,660,469        193,882     (1,350,983)       213,597        110,421

Contract owners' equity at
   beginning of period              2,842,483      1,182,014              0      4,006,118      3,792,521              0
                                  --------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 2,277,517    $ 2,842,483    $   193,882    $ 2,655,135    $ 4,006,118    $   110,421
                                  ======================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ----------------------------------------------------------------------------------------
                                                                  INTERNET
                                           INTERNET            TECHNOLOGIES--                                INTERNATIONAL
                                        TECHNOLOGIES--A             B(4)          INTERNATIONAL INDEX--A      INDEX--B (4)
                                  ----------------------------------------------------------------------------------------
                                                                 YEAR ENDED                                    YEAR ENDED
                                    YEAR ENDED DECEMBER 31      DECEMBER 31       YEAR ENDED DECEMBER 31      DECEMBER 31
                                      2002           2001           2002            2002           2001          2002
                                  ----------------------------------------------------------------------------------------
Income:
   Dividends                      $         0    $         0    $         0     $     8,693    $     2,903    $     1,534
Expenses:
   Mortality and expense risk
     and administrative charges        16,383         21,466            309           6,913          3,208            765
                                  ---------------------------------------------------------------------------------------
Net investment income (loss)          (16,383)       (21,466)          (309)          1,780           (305)           769
Net realized gain (loss)             (880,387)    (1,012,111)           550         (21,466)       (16,926)        (3,484)
Unrealized appreciation
   (depreciation) during the
   period                             297,451        (24,785)         5,589         (77,648)       (23,586)        (5,291)
                                  ---------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (599,319)    (1,058,362)         5,830         (97,334)       (40,817)        (8,006)
                                  ---------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                107,702        407,905         64,986          99,838        117,934         71,241
     Transfers between
       sub-accounts and
       the Company                    216,697        217,425         13,280         380,970        298,866         51,943

     Withdrawals                      (56,159)       (43,718)          (997)        (11,451)      (237,703)             0

     Annual contract fee                 (804)          (842)             0            (159)           (57)             0
                                  ---------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             267,436        580,770         77,269         469,198        179,040        123,184
                                  ---------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           (331,883)      (477,592)        83,099         371,864        138,223        115,178

Contract owners' equity at
   beginning of period              1,369,865      1,847,457              0         251,804        113,581              0
                                  ---------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 1,037,982    $ 1,369,865    $    83,099     $   623,668    $   251,804    $   115,178
                                  =======================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ---------------------------------------------------------------------------------------
                                                                TOTAL STOCK
                                          TOTAL STOCK           MARKET INDEX                                 500 INDEX--B
                                        MARKET INDEX--A           --B (4)             500 INDEX--A               (4)
                                  ---------------------------------------------------------------------------------------
                                                                 YEAR ENDED                                   YEAR ENDED
                                    YEAR ENDED DECEMBER 31      DECEMBER 31       YEAR ENDED DECEMBER 31     DECEMBER 31
                                      2002           2001           2002           2002           2001           2002
                                  --------------------------------------------------------------------------------------
Income:
   Dividends                      $    13,111    $     8,704    $     3,055    $       193    $    60,165    $         3
Expenses:
   Mortality and expense risk
     and administrative charges        20,680          9,367          1,144        127,193         63,578          8,168
                                  --------------------------------------------------------------------------------------
Net investment income (loss)           (7,569)          (663)         1,911       (127,000)        (3,413)        (8,165)
Net realized gain (loss)             (111,199)       (36,646)        (3,851)    (1,277,012)      (327,008)       (56,529)
Unrealized appreciation
   (depreciation) during the
   period                            (219,451)       (18,520)        (8,764)      (779,178)       (68,308)       (29,366)
                                  --------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (338,219)       (55,829)       (10,704)    (2,183,190)      (398,729)       (94,060)
                                  --------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                143,639        419,940        216,554      1,470,553      2,714,754      1,579,616
     Transfers between
       sub-accounts and
       the Company                    489,601        509,916         83,441      2,833,742      4,405,374        381,650

     Withdrawals                      (46,778)       (51,681)          (269)      (884,104)      (368,133)        (5,243)

     Annual contract fee               (1,158)          (199)             0         (4,223)        (1,032)             0
                                  --------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             585,304        877,976        299,726      3,415,968      6,750,963      1,956,023
                                  --------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity            247,085        822,147        289,022      1,232,778      6,352,234      1,861,963

Contract owners' equity at
   beginning of period              1,084,914        262,767              0      7,985,947      1,633,713              0
                                  --------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 1,331,999    $ 1,084,914    $   289,022    $ 9,218,725    $ 7,985,947    $ 1,861,963
                                  ======================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ---------------------------------------------------------------------------------------
                                                               MID CAP INDEX                                  SMALL CAP
                                       MID CAP INDEX--A           --B (4)          SMALL CAP INDEX--A        INDEX--B (4)
                                  ---------------------------------------------------------------------------------------
                                                                 YEAR ENDED                                   YEAR ENDED
                                    YEAR ENDED DECEMBER 31      DECEMBER 31      YEAR ENDED DECEMBER 31      DECEMBER 31
                                      2002           2001          2002           2002            2001          2002
                                  ---------------------------------------------------------------------------------------
Income:
   Dividends                      $     8,197    $     7,568    $     3,523    $    17,969    $    17,502    $     4,397
Expenses:
   Mortality and expense risk
     and administrative charges        25,898         11,775          2,591         21,344         15,486          2,068
                                  --------------------------------------------------------------------------------------
Net investment income (loss)          (17,701)        (4,207)           932         (3,375)         2,016          2,329
Net realized gain (loss)             (107,955)        (1,062)        (4,536)      (137,212)       (52,275)       (13,726)
Unrealized appreciation
   (depreciation) during the
   period                            (264,038)        12,973        (10,716)      (185,200)        30,238        (14,805)
                                  --------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (389,694)         7,704        (14,320)      (325,787)       (20,021)       (26,202)
                                  --------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                318,844        672,974        550,129        326,110        706,913        478,102
     Transfers between
       sub-accounts and
       the Company                    559,198        350,244        120,792        999,765        505,019         44,838

     Withdrawals                      (94,773)       (61,841)          (637)       (65,363)      (244,723)          (261)

     Annual contract fee                 (639)          (196)             0           (549)          (357)             0
                                  --------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             782,630        961,181        670,284      1,259,963        966,852        522,679
                                  --------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity            392,936        968,885        655,964        934,176        946,831        496,477

Contract owners' equity at
   beginning of period              1,202,563        233,678              0      1,115,681        168,850              0
                                  --------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 1,595,499    $ 1,202,563    $   655,964    $ 2,049,857    $ 1,115,681    $   496,477
                                  ======================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                 -----------------------------------------------------------------------------------------------
                                                                 CAPITAL
                                                               APPRECIATION      TELECOMMUNICATIONS--A      TELECOMMUNICATIONS--
                                  CAPITAL APPRECIATION--A        --B (4)                   (3)                     B (4)
                                 -----------------------------------------------------------------------------------------------
                                                               YEAR ENDED                                        YEAR ENDED
                                   YEAR ENDED DECEMBER 31      DECEMBER 31      YEAR ENDED DECEMBER 31           DECEMBER 31
                                    2002           2001           2002           2002           2001               2002
                                 -----------------------------------------------------------------------------------------------
Income:
   Dividends                     $         0    $         0    $         0    $         0    $         0        $         0
Expenses:
   Mortality and expense risk
     and administrative
     charges                          17,073          6,075          2,366          5,862          1,762                432
                                 ------------------------------------------------------------------------------------------
Net investment income (loss)         (17,073)        (6,075)        (2,366)        (5,862)        (1,762)              (432)
Net realized gain (loss)             (89,960)       (26,886)        (4,918)      (115,635)        (9,555)              (101)
Unrealized appreciation
   (depreciation) during the
   period                           (299,959)       (30,432)       (32,435)      (141,847)       (30,834)            (7,129)
                                 ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                  (406,992)       (63,393)       (39,719)      (263,344)       (42,151)            (7,662)
                                 ------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments               287,217        443,463        298,686         77,538        209,538             91,934
     Transfers between
       sub-accounts and
       the Company                   500,153        436,699        163,789        152,838        218,064              9,552

     Withdrawals                     (23,281)      (108,965)          (974)        (6,023)       (11,436)               (11)

     Annual contract fee                (442)           (23)             0           (168)           (15)                 0
                                 ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from principal transactions       763,647        771,174        461,501        224,185        416,151            101,475
                                 ------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           356,655        707,781        421,782        (39,159)       374,000             93,813

Contract owners' equity at
   beginning
   of period                         716,428          8,647              0        374,000              0                  0
                                 ------------------------------------------------------------------------------------------

Contract owners' equity at
   end of period                 $ 1,073,083    $   716,428    $   421,782    $   334,841    $   374,000        $    93,813
                                 ==========================================================================================

(3) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           ---------------------------------------------------------------------------------------
                                                                           HEALTH                                       MID CAP
                                                                         SCIENCES--B                                   GROWTH--B
                                              HEALTH SCIENCES--A (3)         (4)           MID CAP GROWTH--A (3)          (4)
                                           ---------------------------------------------------------------------------------------
                                                   YEAR ENDED            YEAR ENDED            YEAR ENDED             YEAR ENDED
                                                   DECEMBER 31           DECEMBER 31           DECEMBER 31            DECEMBER 31
                                              2002           2001           2002           2002           2001           2002
                                           ---------------------------------------------------------------------------------------
Income:
   Dividends                               $     6,447    $         0    $        20    $         0    $         0    $         0
Expenses:
   Mortality and expense risk and
     administrative charges                     46,537          9,049          3,292         21,592          3,210          1,512
                                           --------------------------------------------------------------------------------------
Net investment income (loss)                   (40,090)        (9,049)        (3,272)       (21,592)        (3,210)        (1,512)
Net realized gain (loss)                      (177,256)        (7,791)        (8,578)      (100,216)        (8,959)        (2,764)
Unrealized appreciation (depreciation)
   during the period                          (758,960)       118,173        (14,618)      (390,727)        17,996         (7,748)
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations             (976,306)       101,333        (26,468)      (512,535)         5,827        (12,024)
                                           --------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                         491,978        848,128        414,563        366,027        263,390        247,774
     Transfers between sub-accounts and
       the Company                           1,149,502      1,379,819        214,999        624,588        642,077         72,326

     Withdrawals                              (105,219)       (31,246)        (8,687)       (42,596)       (15,197)        (8,467)

     Annual contract fee                        (1,713)          (102)             0           (631)           (23)             0
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                              1,534,548      2,196,599        620,875        947,388        890,247        311,633
                                           --------------------------------------------------------------------------------------

Total increase (decrease) in contract
   owners' equity                              558,242      2,297,932        594,407        434,853        896,074        299,609

Contract owners' equity at beginning
   of period                                 2,297,932              0              0        896,074              0              0
                                           --------------------------------------------------------------------------------------

Contract owners' equity at end of period   $ 2,856,174    $ 2,297,932    $   594,407    $ 1,330,927    $   896,074    $   299,609
                                           ======================================================================================

(3) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           ---------------------------------------------------------------------------------------
                                                                            MID CAP                                   FINANCIAL
                                                     MID CAP             OPPORTUNITIES          FINANCIAL            SERVICES--B
                                               OPPORTUNITIES--A (3)         --B (4)            SERVICES--A (3)             (4)
                                           ---------------------------------------------------------------------------------------
                                                    YEAR ENDED            YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                   DECEMBER 31            DECEMBER 31           DECEMBER 31          DECEMBER 31
                                               2002           2001           2002          2002           2001          2002
                                           ---------------------------------------------------------------------------------------
Income:
   Dividends                               $         0    $         0     $         0    $        45    $       454   $         0
Expenses:
   Mortality and expense risk and
     administrative charges                     14,873          2,858           1,193         33,437          9,143         1,856
                                           --------------------------------------------------------------------------------------
Net investment income (loss)                   (14,873)        (2,858)         (1,193)       (33,392)        (8,689)       (1,856)
Net realized gain (loss)                       (68,882)       (14,574)         (1,672)      (108,513)       (14,461)      (15,705)
Unrealized appreciation (depreciation)
   during the period                          (271,018)        24,871         (19,781)      (338,894)       (13,900)       (6,019)
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations             (354,773)         7,439         (22,646)      (480,799)       (37,050)      (23,580)
                                           --------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                         253,769        336,696         113,654        324,749        477,297       244,390
     Transfers between sub-accounts and
       the Company                             370,941        288,210         100,109        624,127      1,256,793       198,373

     Withdrawals                               (69,323)        (7,253)         (2,694)       (79,246)       (26,416)         (733)

     Annual contract fee                          (297)           (13)              0         (1,010)           (73)            0
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                                555,090        617,640         211,069        868,620      1,707,601       442,030
                                           --------------------------------------------------------------------------------------

Total increase (decrease) in contract
   owners' equity                              200,317        625,079         188,423        387,821      1,670,551       418,450

Contract owners' equity at beginning
   of period                                   625,079              0               0      1,670,551              0             0
                                           --------------------------------------------------------------------------------------

Contract owners' equity at end of period   $   825,396    $   625,079     $   188,423    $ 2,058,372    $ 1,670,551   $   418,450
                                           ======================================================================================

(3) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           --------------------------------------------------------------------------------------
                                                                         QUANTITATIVE                                  STRATEGIC
                                                QUANTITATIVE MID             MID                                       GROWTH--B
                                                    CAP--A (3)            CAP--B (4)      STRATEGIC GROWTH--A (3)         (4)
                                           --------------------------------------------------------------------------------------
                                                    YEAR ENDED           YEAR ENDED             YEAR ENDED            YEAR ENDED
                                                   DECEMBER 31           DECEMBER 31           DECEMBER 31            DECEMBER 31
                                               2002          2001           2002           2002           2001            2002
                                           --------------------------------------------------------------------------------------
Income:
   Dividends                               $         0    $         0    $         0    $         0    $         0    $         0
Expenses:
   Mortality and expense risk and
     administrative charges                      6,042            504            916         28,034          4,756          2,446
                                           --------------------------------------------------------------------------------------
Net investment income (loss)                    (6,042)          (504)          (916)       (28,034)        (4,756)        (2,446)
Net realized gain (loss)                      (114,005)        (4,317)        (1,967)      (142,070)       (24,853)       (12,224)
Unrealized appreciation (depreciation)
   during the period                           (64,472)        (1,921)       (13,812)      (412,688)        26,301         (4,047)
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations             (184,519)        (6,742)       (16,695)      (582,792)        (3,308)       (18,717)
                                           --------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                          96,788         43,722        116,692        331,155        428,242        511,779
     Transfers between sub-accounts and
       the Company                             409,215         47,359         22,050        967,352        694,541        217,441

     Withdrawals                               (19,028)          (454)          (941)       (53,830)       (15,082)          (919)

     Annual contract fee                          (186)            (6)             0         (1,125)           (34)             0
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                                486,789         90,621        137,801      1,243,552      1,107,667        728,301
                                           --------------------------------------------------------------------------------------

Total increase (decrease) in contract
   owners' equity                              302,270         83,879        121,106        660,760      1,104,359        709,584

Contract owners' equity at beginning
   of period                                    83,879              0              0      1,104,359              0              0
                                           --------------------------------------------------------------------------------------

Contract owners' equity at end of period   $   386,149    $    83,879    $   121,106    $ 1,765,119    $ 1,104,359    $   709,584
                                           ======================================================================================

(3) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           --------------------------------------------------------------------------------------
                                                                                                                       CAPITAL
                                                                         ALL CAP VALUE         CAPITAL              OPPORTUNITIES
                                               ALL CAP VALUE--A (3)         --B (4)      OPPORTUNITIES--A (3)          --B (4)
                                           --------------------------------------------------------------------------------------
                                                    YEAR ENDED           YEAR ENDED            YEAR ENDED            YEAR ENDED
                                                   DECEMBER 31           DECEMBER 31           DECEMBER 31           DECEMBER 31
                                               2002          2001           2002           2002           2001           2002
                                           --------------------------------------------------------------------------------------
Income:
   Dividends                               $        42    $       144    $         0    $         0    $         0    $         0
Expenses:
   Mortality and expense risk and
     administrative charges                     26,464          3,535          2,879         23,193          5,519          3,023
                                           --------------------------------------------------------------------------------------
Net investment income (loss)                   (26,422)        (3,391)        (2,879)       (23,193)        (5,519)        (3,023)
Net realized gain (loss)                       (92,104)        (8,321)        54,209       (118,901)       (21,979)        (3,087)
Unrealized appreciation (depreciation)
   during the period                          (488,044)        54,506        (23,160)      (357,845)         5,737        (29,821)
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations             (606,570)        42,794         28,170       (499,939)       (21,761)       (35,931)
                                           --------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                         442,137        172,859        477,439        339,816        648,198        387,803
     Transfers between sub-accounts and
       the Company                           1,178,970        659,593         89,050        598,005        496,839         66,719

     Withdrawals                               (95,570)        (9,273)          (970)       (94,597)       (10,850)          (921)

     Annual contract fee                          (838)           (45)             0           (734)           (33)             0
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                              1,524,699        823,134        565,519        842,490      1,134,154        453,601
                                           --------------------------------------------------------------------------------------

Total increase (decrease) in contract
   owners' equity                              918,129        865,928        593,689        342,551      1,112,393        417,670

Contract owners' equity at beginning
   of period                                   865,928              0              0      1,112,393              0              0
                                           --------------------------------------------------------------------------------------

Contract owners' equity at end of period   $ 1,784,057    $   865,928    $   593,689    $ 1,454,944    $ 1,112,393    $   417,670
                                           ======================================================================================

(3) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           --------------------------------------------------------------------------------------
                                                                         UTILITIES--B                                   MID CAP
                                                 UTILITIES--A (3)            (4)           MID CAP VALUE--A (3)       VALUE--B (4)
                                           --------------------------------------------------------------------------------------
                                                    YEAR ENDED           YEAR ENDED           YEAR ENDED              YEAR ENDED
                                                   DECEMBER 31           DECEMBER 31          DECEMBER 31             DECEMBER 31
                                                2002          2001          2002          2002           2001           2002
                                           --------------------------------------------------------------------------------------
Income:
   Dividends                               $        74    $     6,924    $         0    $         0    $     6,369    $         0
Expenses:
   Mortality and expense risk and
     administrative charges                     21,649          5,589            796        103,189         12,074         11,995
                                           --------------------------------------------------------------------------------------
Net investment income (loss)                   (21,575)         1,335           (796)      (103,189)        (5,705)       (11,995)
Net realized gain (loss)                      (272,962)       (20,325)        (1,646)       (87,895)        (8,732)       (30,298)
Unrealized appreciation (depreciation)
   during the period                          (111,127)       (78,181)         3,552       (869,664)       131,369        (15,272)
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations             (405,664)       (97,171)         1,110     (1,060,748)       116,932        (57,565)
                                           --------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                         150,653        361,957         98,950      1,619,319        899,403      1,820,650
     Transfers between sub-accounts and
       the Company                             257,409      1,316,659         23,767      4,392,915      1,983,781        746,011

     Withdrawals                              (113,483)      (162,098)          (935)      (241,330)       (42,391)       (21,455)

     Annual contract fee                          (737)           (99)             0         (2,741)          (135)             0
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                                293,842      1,516,419        121,782      5,768,163      2,840,658      2,545,206
                                           --------------------------------------------------------------------------------------

Total increase (decrease) in contract
   owners' equity                             (111,822)     1,419,248        122,892      4,707,415      2,957,590      2,487,641

Contract owners' equity at beginning
   of period                                 1,419,248              0              0      2,957,590              0              0
                                           --------------------------------------------------------------------------------------

Contract owners' equity at end of period   $ 1,307,426    $ 1,419,248    $   122,892    $ 7,665,005    $ 2,957,590    $ 2,487,641
                                           ======================================================================================

(3) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           -------------------------------------------------------------------------------------
                                                                              FUNDAMENTAL
                                              FUNDAMENTAL VALUE--A (3)        VALUE--B (4)                  TOTAL
                                           -------------------------------------------------------------------------------------
                                                      YEAR ENDED               YEAR ENDED                 YEAR ENDED
                                                      DECEMBER 31              DECEMBER 31                DECEMBER 31
                                                2002             2001             2002              2002              2001
                                           -------------------------------------------------------------------------------------
Income:
   Dividends                               $       5,031    $           0    $           8    $    22,292,806    $    70,879,743
Expenses:
   Mortality and expense risk and
     administrative charges                       97,528           15,248            8,500         15,123,121         14,525,677
                                           -------------------------------------------------------------------------------------
Net investment income (loss)                     (92,497)         (15,248)          (8,492)         7,169,685         56,354,066
Net realized gain (loss)                        (180,939)         (21,710)         (19,777)      (106,097,035)       (39,076,691)
Unrealized appreciation (depreciation)
   during the period                            (875,854)          29,825          (19,574)       (95,208,056)      (168,124,062)
                                           -------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations             (1,149,290)          (7,133)         (47,843)      (194,135,406)      (150,846,687)
                                           -------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                           797,560        1,496,306        1,660,435        141,885,865        133,867,318
     Transfers between sub-accounts and
       the Company                             3,961,354        2,146,651          627,234        117,295,861         94,389,588

     Withdrawals                                (254,034)         (89,757)          (4,569)      (118,702,709)      (129,171,013)

     Annual contract fee                          (2,702)             (96)               0           (538,592)          (473,023)
                                           -------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                                4,502,178        3,553,104        2,283,100        139,940,425         98,612,870
                                           -------------------------------------------------------------------------------------

Total increase (decrease) in contract
   owners' equity                              3,352,888        3,545,971        2,235,257        (54,194,981)       (52,233,817)

Contract owners' equity at beginning
   of period                                   3,545,971                0                0      1,028,984,869      1,081,218,686
                                           -------------------------------------------------------------------------------------

Contract owners' equity at end of period   $   6,898,859    $   3,545,971    $   2,235,257    $   974,789,888    $ 1,028,984,869
                                           =====================================================================================

(3) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

The Manufacturers Life Insurance Company of New York Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of New York (the Company). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in 118 sub-accounts of Manufacturers Investment Trust (the Trust). The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes five contracts, distinguished principally by the level of expenses and surrender charges. These five contracts are Venture Variable Annuity 9 (VEN9), Venture Variable Annuity 10 (VEN10), Venture Variable Annuity 24 (VEN24), Vision Variable Annuity 24 (VIS24) and Venture Variable Annuity 44 (VEN44).

The Company is a wholly owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) (ManUSA), which in turn is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. Prior to 2002, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). Effective January 1, 2002, MNA was merged with and into ManUSA.

On January 22, 2002, B-shares for all of the sub-accounts commenced operations through a vote of the Board of Directors.

On December 1, 2002, the Growth sub-account was renamed All Cap Core through a vote of the Board of Directors.

On April 30, 2001, twelve new sub-accounts, All Cap Value, Capital Opportunities, Financial Services, Fundamental Value, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Mid Cap Value, Quantitative Mid Cap, Strategic Growth, Telecommunications and Utilities commenced operations.


On April 30, 2001, the Mid Cap Blend sub-account was renamed Strategic Opportunities through a vote of the Board of Directors.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset value of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3. AFFILIATED COMPANY TRANSACTIONS

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has an underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by ManUSA and 40% owned by the Company.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be made by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account for the VEN9, VEN10 and VEN24 contracts are made daily for administrative fees and mortality and expense risk charges, equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

Deductions from each sub-account for the VIS24 contracts are made daily for distribution fees, administration and mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

Deductions from each sub-account for the VEN44 contracts are made daily for administration and mortality and expense risks equal to an effective annual rate of 0.15%, 0.35% and 1.25% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2002:

                                                                PURCHASES             SALES
                                                               --------------------------------
Strategic Opportunities Portfolio--Class A                     $  3,320,380        $ 12,527,319
Strategic Opportunities Portfolio--Class B                          220,015              30,900
Investment Quality Bond Portfolio--Class A                        9,747,386           4,909,911
Investment Quality Bond Portfolio--Class B                        2,831,725             448,256
Growth & Income Portfolio--Class A                               17,786,336          34,345,206
Growth & Income Portfolio--Class B                                2,861,021             256,791
Blue Chip Growth Portfolio--Class A                               7,036,513          17,512,851
Blue Chip Growth Portfolio--Class B                               1,839,247              88,106
Money Market Portfolio--Class A                                 366,616,209         365,195,794
Money Market Portfolio--Class B                                  38,049,626          26,010,640
Global Equity Portfolio--Class A                                 18,646,996          23,249,279
Global Equity Portfolio--Class B                                  1,764,052           1,483,173
Global Bond Portfolio--Class A                                    6,673,126           3,669,932
Global Bond Portfolio--Class B                                    3,440,098           2,144,763
U.S. Government Securities Portfolio--Class A                    31,397,290          12,344,965
U.S. Government Securities Portfolio--Class B                     8,836,429           3,948,031
Diversified Bond Portfolio--Class A                               6,586,948           4,201,609
Diversified Bond Portfolio--Class B                               1,663,296             260,675
Income & Value Portfolio--Class A                                 3,474,486           4,464,961
Income & Value Portfolio--Class B                                   810,900              11,603
Large Cap Growth Portfolio--Class A                               6,659,464           6,356,692
Large Cap Growth Portfolio--Class B                               1,285,599             116,413
Equity-Income Portfolio--Class A                                 15,435,315          17,140,384
Equity-Income Portfolio--Class B                                  3,823,104             141,969
Strategic Bond Portfolio--Class A                                10,909,483           8,914,459
Strategic Bond Portfolio--Class B                                 1,960,509             578,330
Overseas Portfolio--Class A                                      15,315,686          17,902,539
Overseas Portfolio--Class B                                       3,455,332           3,201,285
All Cap Core Portfolio--Class A                                   1,639,412           4,329,986
All Cap Core Portfolio--Class B                                     141,608              41,457
All Cap Growth Portfolio--Class A                               187,185,732         193,030,506
All Cap Growth Portfolio--Class B                                   719,680              48,005
International Small Cap Portfolio--Class A                       18,477,915          19,948,256
International Small Cap Portfolio--Class B                        3,375,490           3,267,274
Pacific Rim Emerging Markets Portfolio--Class A                  10,237,365          10,582,610
Pacific Rim Emerging Markets Portfolio--Class B                   4,565,593           4,437,361
Science & Technology Portfolio--Class A                           2,771,782           8,025,350
Science & Technology Portfolio--Class B                             369,441              10,356
Emerging Small Company Portfolio--Class A                         1,557,056           2,692,356

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                 PURCHASES             SALES
                                                               --------------------------------
Emerging Small Company Portfolio--Class B                      $    496,879        $     81,410
Aggressive Growth Portfolio--Class A                              5,930,465           5,883,544
Aggressive Growth Portfolio--Class B                                797,251              42,522
International Stock Portfolio--Class A                           38,706,937          39,066,493
International Stock Portfolio--Class B                            5,590,599           5,246,309
Quantitative Equity Portfolio--Class A                            1,417,422           4,003,150
Quantitative Equity Portfolio--Class B                              207,119              47,500
Value Portfolio--Class A                                          4,068,901           4,345,852
Value Portfolio--Class B                                            402,452              40,372
Real Estate Securities Portfolio--Class A                         4,482,426           2,178,820
Real Estate Securities Portfolio--Class B                         2,110,632             617,106
Balanced Portfolio--Class A                                       2,801,465           2,248,437
Balanced Portfolio--Class B                                         429,076              64,097
High Yield Portfolio--Class A                                     7,690,399           6,537,726
High Yield Portfolio--Class B                                     1,920,368           1,031,228
Lifestyle Aggressive 1000 Portfolio--Class A                      1,429,049           1,319,086
Lifestyle Aggressive 1000 Portfolio--Class B                      1,328,299              16,813
Lifestyle Growth 820 Portfolio--Class A                           7,824,850           5,297,514
Lifestyle Growth 820 Portfolio--Class B                           4,829,730             207,513
Lifestyle Balanced 640 Portfolio--Class A                        13,977,059           7,650,979
Lifestyle Balanced 640 Portfolio--Class B                         9,577,479             582,950
Lifestyle Moderate 460 Portfolio--Class A                         9,827,084           4,386,790
Lifestyle Moderate 460 Portfolio--Class B                         4,582,359             134,130
Lifestyle Conservative 280 Portfolio--Class A                    12,375,295           2,790,101
Lifestyle Conservative 280 Portfolio--Class B                     4,041,423             194,510
Small Company Value Portfolio--Class A                            8,030,513           5,216,243
Small Company Value Portfolio--Class B                            2,678,623             509,671
International Value Portfolio--Class A                           23,707,175          22,189,808
International Value Portfolio--Class B                            3,812,036           2,674,642
Small Company Blend Portfolio--Class A                            4,699,966           5,667,135
Small Company Blend Portfolio--Class B                              761,726             179,754
Total Return Portfolio--Class A                                  34,320,037           9,123,668
Total Return Portfolio--Class B                                  12,226,061             644,078
U.S. Large Cap Value Portfolio--Class A                           5,091,463           2,420,570
U.S. Large Cap Value Portfolio--Class B                           1,531,696             153,230
Mid Cap Stock Portfolio--Class A                                  2,588,083           1,541,467
Mid Cap Stock Portfolio--Class B                                    990,473             118,919
Tactical Allocation Portfolio--Class A                              993,497             802,241
Tactical Allocation Portfolio--Class B                              208,359               6,382
Dynamic Growth Portfolio--Class A                                   869,375           1,039,193
Dynamic Growth Portfolio--Class B                                   124,149               4,434
Internet Technologies Portfolio--Class A                            611,301             360,248
Internet Technologies Portfolio--Class B                             80,977               4,017
International Index Portfolio--Class A                              553,814              82,836
International Index Portfolio--Class B                            1,390,254           1,266,301

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                 PURCHASES             SALES
                                                             ----------------------------------
Total Stock Market Index Portfolio--Class A                  $    1,031,461        $    453,726
Total Stock Market Index Portfolio--Class B                         330,338              28,701
500 Index Portfolio--Class A                                     12,236,948           8,947,980
500 Index Portfolio--Class B                                      3,319,019           1,371,161
Mid Cap Index Portfolio--Class A                                  1,845,045           1,080,116
Mid Cap Index Portfolio--Class B                                    691,051              19,835
Small Cap Index Portfolio--Class A                                2,617,066           1,360,478
Small Cap Index Portfolio--Class B                                  737,009             212,001
Capital Appreciation Portfolio--Class A                             972,555             225,981
Capital Appreciation Portfolio--Class B                             479,831              20,696
Telecommunications Portfolio--Class A                               351,300             132,977
Telecommunications Portfolio--Class B                               101,504                 461
Health Sciences Portfolio--Class A                                2,339,696             845,238
Health Sciences Portfolio--Class B                                  976,650             359,047
Mid Cap Growth Portfolio--Class A                                 1,413,481             487,685
Mid Cap Growth Portfolio--Class B                                   386,403              76,282
Mid Cap Opportunities Portfolio--Class A                            724,094             183,877
Mid Cap Opportunities Portfolio--Class B                            218,424               8,548
Financial Services Portfolio--Class A                             1,412,000             576,772
Financial Services Portfolio--Class B                               814,959             374,785
Quantitative Mid Cap Portfolio--Class A                             967,541             486,794
Quantitative Mid Cap Portfolio--Class B                             148,720              11,835
Strategic Growth Portfolio--Class A                               1,692,019             476,501
Strategic Growth Portfolio--Class B                                 826,783             100,928
All Cap Value Portfolio--Class A                                  2,126,261             627,984
All Cap Value Portfolio--Class B                                    620,711              58,071
Capital Opportunities Portfolio--Class A                          1,230,477             411,180
Capital Opportunities Portfolio--Class B                            504,187              53,609
Utilities Portfolio--Class A                                      1,214,173             941,906
Utilities Portfolio--Class B                                        136,687              15,701
Mid Cap Value Portfolio--Class A                                  7,564,677           1,899,703
Mid Cap Value Portfolio--Class B                                  2,936,149             402,938
Fundamental Value Portfolio--Class A                              5,141,505             731,824
Fundamental Value Portfolio--Class B                              2,372,162              97,554
                                                             ----------------------------------

Total                                                        $1,136,083,127        $988,973,017
                                                             ==================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION

                                                                                                                  STRATEGIC
                                                        STRATEGIC OPPORTUNITIES TRUST A                      OPPORTUNITIES TRUST B
                                             ----------------------------------------------------           ----------------------
                                                       2002                         2001                             2002
                                             ----------------------------------------------------           ----------------------
Units, beginning of period                                 2,418,573                    2,526,191                                0
Units issued                                                 317,485                      563,812                           22,453
Units redeemed                                              (609,259)                    (671,430)                          (3,598)
                                             ----------------------------------------------------           ----------------------

Units, end of period                                       2,126,799                    2,418,573                           18,855
                                             ====================================================           ======================

Unit value                                   $5.998128 TO $18.361297      $9.968780 to $30.409247           $7.956590 TO $8.213230

Net assets, end of period                    $            32,409,304      $            65,388,991           $              153,585

Investment income ratio*                                        0.00%                        0.50%                            0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                (39.83%) TO (39.62%)         (16.65%) to (13.41%)              (36.35%) TO (9.50%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                          INVESTMENT QUALITY BOND
                                                       INVESTMENT QUALITY BOND TRUST A                             TRUST B
                                             ----------------------------------------------------         ------------------------
                                                       2002                       2001                               2002
                                             ----------------------------------------------------         ------------------------
Units, beginning of period                                   930,078                      578,146                                0
Units issued                                                 543,664                      747,349                          219,208
Units redeemed                                              (265,802)                    (395,417)                         (34,467)
                                             ----------------------------------------------------         ------------------------

Units, end of period                                       1,207,940                      930,078                          184,741
                                             ====================================================         ========================

Unit value                                  $14.872861 TO $23.566806     $13.767444 to $21.739025         $13.324346 TO $13.410129

Net assets, end of period                   $             23,510,193     $             17,713,998         $              2,464,300

Investment income ratio*                                        4.96%                        5.26%                            0.33%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                     8.03% TO 8.41%               4.59% to 5.83%                   2.27% TO 7.28%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                               GROWTH & INCOME
                                                           GROWTH & INCOME TRUST A                                  TRUST B
                                             ----------------------------------------------------          -----------------------
                                                       2002                        2001                              2002
                                             ----------------------------------------------------          -----------------------
Units, beginning of period                                 5,816,181                    5,393,278                                0
Units issued                                               1,088,530                    1,525,043                          267,753
Units redeemed                                            (1,549,808)                  (1,102,140)                         (24,293)
                                             ----------------------------------------------------          -----------------------
Units, end of period                                       5,354,903                    5,816,181                          243,460
                                             ====================================================          =======================

Unit value                                   $7.556172 TO $23.109098     $10.162651 to $30.971701          $9.525105 TO $10.313304

Net assets, end of period                    $            95,740,462     $            154,965,453          $             2,495,966

Investment income ratio*                                        0.66%                        0.41%                            0.02%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                (25.65%) TO (25.39%)         (12.74%) to (11.22%)              (23.80%) TO (6.48%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                               BLUE CHIP GROWTH
                                                          BLUE CHIP GROWTH TRUST A                                  TRUST B
                                             ----------------------------------------------------          -----------------------
                                                      2002                         2001                             2002
                                             ----------------------------------------------------          -----------------------
Units, beginning of period                                 4,704,819                    4,645,360                                0
Units issued                                                 720,092                    1,202,166                          174,945
Units redeemed                                            (1,107,146)                  (1,142,707)                          (8,952)
                                             ----------------------------------------------------          -----------------------
Units, end of period                                       4,317,765                    4,704,819                          165,993
                                             ===================================================          =======================

Unit value                                   $7.211675 TO $15.870738      $9.689796 to $21.302974          $9.527205 TO $10.228826

Net assets, end of period                    $            57,549,632      $            89,407,674          $             1,680,569

Investment income ratio*                                        0.00%                        0.00%                            0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                (25.57%) TO (25.31%)         (16.02%) to (12.75%)              (23.78%) TO (6.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                                                             MONEY MARKET TRUST
                                                            MONEY MARKET TRUST A                                      B
                                            -----------------------------------------------------         ------------------------
                                                      2002                         2001                             2002
                                            -----------------------------------------------------         ------------------------
Units, beginning of period                                 4,564,279                    2,436,548                                0
Units issued                                              27,474,859                   23,725,546                        3,054,895
Units redeemed                                           (27,203,008)                 (21,597,815)                      (2,087,001)
                                            -----------------------------------------------------         ------------------------
Units, end of period                                       4,836,130                    4,564,279                          967,894
                                            =====================================================         ========================

Unit value                                  $12.833898 TO $17.333587     $12.895798 to $17.373703         $12.420152 TO $12.462854

Net assets, end of period                   $             71,391,279     $             69,981,120         $             12,039,280

Investment income ratio*                                        1.17%                        3.34%                            0.59%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                  (0.58%) TO (0.23%)              1.77% to 2.14%                (0.64%) TO (0.08%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                             GLOBAL EQUITY TRUST
                                                            GLOBAL EQUITY TRUST A                                     B
                                            -----------------------------------------------------         ------------------------
                                                     2002                          2001                              2002
                                            -----------------------------------------------------         ------------------------
Units, beginning of period                                1,656,525                     1,886,504                                0
Units issued                                              1,122,855                       225,211                          171,874
Units redeemed                                           (1,328,115)                     (455,190)                        (147,672)
                                            -----------------------------------------------------         ------------------------
Units, end of period                                      1,451,265                     1,656,525                           24,202
                                            =====================================================         ========================

Unit value                                  $8.882263 TO $17.985999      $11.174588 to $22.548612         $10.177657 TO $10.339112

Net assets, end of period                   $            24,611,343      $             36,287,981         $                249,566

Investment income ratio*                                       1.39%                         2.49%                            0.02%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***               (20.51%) TO (20.23%)          (17.47%) to (17.09%)              (18.58%) TO (4.46%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             GLOBAL BOND TRUST A                             GLOBAL BOND TRUST B
                                           ------------------------------------------------------         ------------------------
                                                     2002                         2001                              2002
                                           ------------------------------------------------------         ------------------------
Units, beginning of period                                  270,370                       297,496                                0
Units issued                                                374,866                       358,156                          246,256
Units redeemed                                             (199,328)                     (385,282)                        (149,978)
                                           ------------------------------------------------------         ------------------------
Units, end of period                                        445,908                       270,370                           96,278
                                           ======================================================         ========================

Unit value                                 $15.007467 TO $23.113561      $12.713906 to $19.512793         $14.290823 TO $14.946973

Net assets, end of period                  $              9,221,378      $              4,982,215         $              1,379,417

Investment income ratio*                                       0.00%                         0.00%                            0.00%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                  18.04% TO 18.45%             (2.07%) to (0.88%)                 5.13% TO 19.58%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                             U.S. GOVERNMENT
                                                     U.S. GOVERNMENT SECURITIES TRUST A                     SECURITIES TRUST B
                                           ------------------------------------------------------         -----------------------
                                                    2002                         2001                               2002
                                           ------------------------------------------------------         -----------------------
Units, beginning of period                                1,464,448                       832,568                                0
Units issued                                              1,758,529                     1,428,710                          683,537
Units redeemed                                             (647,140)                     (796,830)                        (302,226)
                                           ------------------------------------------------------          -----------------------
Units, end of period                                      2,575,837                     1,464,448                          381,311
                                           ======================================================          =======================

Unit value                                 $14.728774 TO $22.470272      $13.879256 to $21.100300         $13.099241 TO $13.228371

Net assets, end of period                  $             47,850,583      $             27,017,212         $              4,998,711

Investment income ratio*                                       3.14%                         4.64%                            0.12%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                    6.12% TO 6.49%                4.49% to 5.54%                   1.15% TO 5.83%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                              DIVERSIFIED BOND
                                                          DIVERSIFIED BOND TRUST A                                TRUST B
                                           ------------------------------------------------------         ------------------------
                                                    2002                           2001                             2002
                                           ------------------------------------------------------         ------------------------
Units, beginning of period                                  741,188                       434,475                                0
Units issued                                                401,429                       464,216                          130,362
Units redeemed                                             (226,968)                     (157,503)                         (20,303)
                                           ------------------------------------------------------         ------------------------
Units, end of period                                        915,649                       741,188                          110,059
                                           ======================================================         ========================

Unit value                                 $14.676304 TO $21.943927      $13.879479 to $20.680033         $13.172978 TO $13.202313

Net assets, end of period                  $             16,423,316      $             13,495,322         $              1,450,752

Investment income ratio*                                       4.09%                         4.99%                            0.22%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                    5.74% TO 6.11%                4.34% to 5.59%                   1.83% TO 5.62%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                               INCOME & VALUE
                                                           INCOME & VALUE TRUST A                                  TRUST B
                                           ------------------------------------------------------         ------------------------

                                                     2002                          2001                             2002
                                           ------------------------------------------------------         ------------------------
Units, beginning of period                                1,182,053                     1,096,999                                0
Units issued                                                224,891                       252,023                           73,261
Units redeemed                                             (237,580)                     (166,969)                            (840)
                                           ------------------------------------------------------         ------------------------
Units, end of period                                      1,169,364                     1,182,053                           72,421
                                           ======================================================         ========================

Unit value                                 $10.418378 TO $18.988592      $12.611582 to $22.905535         $10.461390 TO $10.855096

Net assets, end of period                  $             19,696,868      $             25,400,727         $                782,354

Investment income ratio*                                       2.10%                         2.71%                            0.06%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***               (17.39%) TO (17.10%)             (0.68%) to 0.96%              (16.31%) TO (5.24%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                                                               LARGE CAP GROWTH
                                                         LARGE CAP GROWTH TRUST A                                  TRUST B
                                           ------------------------------------------------------          -----------------------
                                                    2002                          2001                              2002
                                           ------------------------------------------------------          -----------------------
Units, beginning of period                               1,557,635                      1,112,721                                0
Units issued                                               631,104                        855,208                          122,645
Units redeemed                                            (440,935)                      (410,294)                         (11,358)
                                           ------------------------------------------------------          -----------------------
Units, end of period                                     1,747,804                      1,557,635                          111,287
                                           ======================================================          =======================

Unit value                                 $6.689181 TO $14.843099       $ 8.821694 to $19.506566          $9.564734 TO $10.113484

Net assets, end of period                  $            18,491,396       $             24,264,410          $             1,119,983

Investment income ratio*                                      0.33%                          0.00%                            0.01%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***              (24.17%) TO (23.91%)           (19.17%) to (16.38%)              (23.48%) TO (6.30%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                            EQUITY-INCOME TRUST
                                                           EQUITY-INCOME TRUST A                                     B
                                           ------------------------------------------------------         ------------------------
                                                     2002                          2001                             2002
                                           ------------------------------------------------------         ------------------------
Units, beginning of period                               3,545,862                      3,287,861                                0
Units issued                                               756,335                      1,027,916                          353,883
Units redeemed                                            (786,975)                      (769,915)                         (13,328)
                                           ------------------------------------------------------         ------------------------
Units, end of period                                     3,515,222                      3,545,862                          340,555
                                           ======================================================         ========================

Unit value                                $12.098791 TO $21.400057       $14.198434 to $25.025958         $10.405752 TO $10.702893

Net assets, end of period                 $             66,375,209       $             83,194,978         $              3,556,553

Investment income ratio*                                      1.38%                          1.73%                            0.01%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***              (14.79%) TO (14.49%)              (0.38%) to 0.14%               (16.75%) TO (3.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                          STRATEGIC BOND TRUST A                           STRATEGIC BOND TRUST B
                                          -------------------------------------------------------         ------------------------
                                                    2002                         2001                               2002
                                          -------------------------------------------------------         ------------------------
Units, beginning of period                               1,497,043                      1,586,300                                0
Units issued                                               604,645                        890,777                          155,480
Units redeemed                                            (528,830)                      (980,034)                         (45,733)
                                          -------------------------------------------------------         ------------------------
Units, end of period                                     1,572,858                      1,497,043                          109,747
                                          =======================================================         ========================

Unit value                                $14.424843 TO $17.405164       $13.472399 to $16.199150         $13.019956 TO $13.217126

Net assets, end of period                 $             26,185,280       $             23,841,229         $              1,431,931

Investment income ratio*                                      7.09%                          7.54%                            0.36%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                   7.07% TO 7.44%                 3.75% to 4.76%                   1.36% TO 5.74%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              OVERSEAS TRUST A                                 OVERSEAS TRUST B
                                            -----------------------------------------------------          -----------------------
                                                     2002                          2001                             2002
                                            -----------------------------------------------------          -----------------------
Units, beginning of period                               1,594,922                      1,790,210                                0
Units issued                                             1,547,494                        610,578                          328,435
Units redeemed                                          (1,806,230)                      (805,866)                        (306,331)
                                            -----------------------------------------------------          -----------------------
Units, end of period                                     1,336,186                      1,594,922                           22,104
                                            =====================================================          =======================

Unit value                                  $6.716070 TO $8.233265        $8.700270 to $10.628366          $9.638389 TO $10.010302

Net assets, end of period                   $           10,828,509        $            16,786,438                         $213,727

Investment income ratio*                                      0.61%                          0.29%                            0.03%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***              (22.81%) TO (22.54%)           (22.40%) to (22.13%)              (22.89%) TO (7.21%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            ALL CAP CORE TRUST A                            ALL CAP CORE TRUST B
                                           ------------------------------------------------------          -----------------------
                                                     2002                          2001                             2002
                                           ------------------------------------------------------          -----------------------
Units, beginning of period                               1,329,645                      1,350,723                                0
Units issued                                               198,443                        386,157                           13,584
Units redeemed                                            (348,778)                      (407,235)                          (4,215)
                                           ------------------------------------------------------          -----------------------
Units, end of period                                     1,179,310                      1,329,645                            9,369
                                           ======================================================          =======================

Unit value                                 $5.159206 TO $11.501386        $7.022468 to $15.600316          $9.392813 TO $10.539761

Net assets, end of period                  $            11,920,870        $            19,241,008          $                94,056

Investment income ratio*                                      0.00%                          0.00%                            0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***              (26.53%) TO (26.27%)           (22.66%) to (17.22%)              (24.86%) TO (4.53%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                             ALL CAP GROWTH TRUST
                                                           ALL CAP GROWTH TRUST A                                     B
                                           ------------------------------------------------------          -----------------------
                                                    2002                           2001                              2002
                                           ------------------------------------------------------          -----------------------
Units, beginning of period                               2,514,602                      2,535,584                                0
Units issued                                            12,876,932                      9,420,228                           66,542
Units redeemed                                         (13,226,499)                    (9,441,210)                          (4,374)
                                           ------------------------------------------------------          -----------------------
Units, end of period                                     2,165,035                      2,514,602                           62,168
                                           ======================================================          =======================

Unit value                                 $5.757704 TO $13.363096        $7.751463 to $17.927398          $9.451441 TO $10.037335

Net assets, end of period                  $            24,084,128        $            40,129,660          $               612,581

Investment income ratio*                                      0.00%                          0.00%                            0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***              (25.72%) TO (25.46%)           (25.03%) to (19.77%)              (24.39%) TO (7.06%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                           INTERNATIONAL SMALL CAP
                                                      INTERNATIONAL SMALL CAP TRUST A                              TRUST B
                                           ------------------------------------------------------          -----------------------
                                                    2002                           2001                             2002
                                           ------------------------------------------------------          -----------------------

Units, beginning of period                                 631,010                        778,757                                0
Units issued                                             1,483,111                      1,286,682                          318,545
Units redeemed                                          (1,575,278)                    (1,434,429)                        (308,708)
                                           ------------------------------------------------------          -----------------------

Units, end of period                                       538,843                        631,010                            9,837
                                           ======================================================          =======================

Unit value                                 $5.556362 TO $10.512423        $6.790288 to $12.802022          $9.866121 TO $10.206568

Net assets, end of period                  $             5,297,314        $             7,862,927          $                97,600

Investment income ratio*                                      0.00%                          0.00%                            0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***              (18.17%) TO (17.88%)           (32.29%) to (32.06%)              (21.07%) TO (6.40%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                              PACIFIC RIM EMERGING
                                             PACIFIC RIM EMERGING MARKETS TRUST A                MARKETS TRUST B
                                      ---------------------------------------------------    -----------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------    -----------------------
Units, beginning of period                             303,562                    386,086                          0
Units issued                                         1,361,251                  2,776,238                    406,437
Units redeemed                                      (1,399,039)                (2,858,762)                  (398,450)
                                      ---------------------------------------------------    -----------------------
Units, end of period                                   265,774                    303,562                      7,987
                                      ===================================================    =======================

Unit value                            $ 6.287752 TO $ 7.523557   $ 7.308701 to $ 8.753934   $ 9.906070 TO $10.687117

Net assets, end of period             $              1,713,181   $              2,250,330   $                 79,845

Investment income ratio*                                  0.12%                      0.40%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (14.06%) TO (13.75%)       (19.92%) to (19.69%)        (20.75%) TO (5.66%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                              SCIENCE & TECHNOLOGY
                                                  SCIENCE & TECHNOLOGY TRUST A                       TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                           2,981,023                  2,713,331                          0
Units issued                                           533,503                  1,198,681                     38,616
Units redeemed                                        (954,959)                  (930,989)                      (918)
                                      ---------------------------------------------------   ------------------------
Units, end of period                                 2,559,567                  2,981,023                     37,698
                                      ===================================================   ========================

Unit value                            $ 2.975729 TO $ 8.347636   $ 5.112469 to $14.291433   $ 7.368796 TO $ 9.310073

Net assets, end of period             $             16,805,303   $             36,118,709   $                339,272

Investment income ratio*                                  0.00%                      0.00%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (41.79%) TO (41.59%)       (42.22%) to (36.11%)       (41.05%) TO (13.47%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                             EMERGING SMALL COMPANY
                                                 EMERGING SMALL COMPANY TRUST A                      TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             650,484                    611,174                          0
Units issued                                           170,857                    264,419                     50,474
Units redeemed                                        (208,222)                  (225,109)                    (8,355)
                                      ---------------------------------------------------   ------------------------
Units, end of period                                   613,119                    650,484                     42,119
                                      ===================================================   ========================

Unit value                            $ 5.810609 TO $12.431278   $ 8.352524 to $17.806889   $ 9.058585 TO $ 9.558698

Net assets, end of period             $              6,456,790   $             10,585,247   $                398,794

Investment income ratio*                                  0.00%                      0.00%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (30.43%) TO (30.19%)       (23.53%) to (16.82%)         27.53%) TO (8.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                AGGRESSIVE GROWTH
                                                   AGGRESSIVE GROWTH TRUST A                         TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                           1,302,699                  1,145,204                          0
Units issued                                           632,620                    495,824                     81,676
Units redeemed                                        (565,993)                  (338,329)                    (4,113)
                                      ---------------------------------------------------   ------------------------
Units, end of period                                 1,369,326                  1,302,699                     77,563
                                      ===================================================   =======================

Unit value                            $ 5.996302 TO $ 9.120311   $ 8.132426 to $12.326027   $ 9.474119 TO $ 9.571530

Net assets, end of period             $             11,033,143   $             14,901,806   $                741,450

Investment income ratio*                                  0.00%                      0.00%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (26.27%) TO (26.01%)       (27.20%) to (20.40%)        (24.21%) TO (5.47%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                               INTERNATIONAL STOCK
                                                  INTERNATIONAL STOCK TRUST A                        TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             494,666                    477,935                          0
Units issued                                         3,543,163                  2,452,783                    546,551
Units redeemed                                      (3,546,321)                (2,436,052)                  (509,191)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   491,508                    494,666                     37,360
                                      ===================================================   ========================

Unit value                            $ 6.645829 TO $ 9.013656   $ 8.636273 to $11.672280   $ 9.671864 TO $ 9.962987

Net assets, end of period             $              4,125,169   $              5,554,516   $                364,771

Investment income ratio*                                  0.44%                      0.20%                      0.09%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (23.05%) TO (22.78%)       (22.83%) to (22.29%)        (22.63%) TO (3.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                               QUANTITATIVE EQUITY
                                                 QUANTITATIVE EQUITY TRUST A                        TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             780,040                    640,641                          0
Units issued                                           136,240                    355,860                     19,715
Units redeemed                                        (297,016)                  (216,461)                    (5,269)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   619,264                    780,040                     14,446
                                      ===================================================   ========================

Unit value                            $ 6.496049 TO $13.726237   $ 9.154017 to $19.274831   $ 9.100413 TO $10.090522

Net assets, end of period             $              7,092,170   $             13,222,762   $                145,560

Investment income ratio*                                  0.32%                      0.28%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (29.04%) TO (28.79%)       (24.22%) to (21.25%)        (27.20%) TO (5.19%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        VALUE TRUST A                             VALUE TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             878,070                    544,199                          0
Units issued                                           245,560                    644,743                     37,784
Units redeemed                                        (293,116)                  (310,872)                    (4,245)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   830,514                    878,070                     33,539
                                      ===================================================   ========================

Unit value                            $11.988345 TO $13.337895   $15.804033 to $17.521564   $ 9.493546 TO $ 9.618617

Net assets, end of period             $             10,768,217   $             15,101,007   $                319,218

Investment income ratio*                                  0.84%                      0.57%                      0.05%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (24.14%) TO (23.88%)            1.72% to 3.58%         (24.05%) TO (4.57%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                             REAL ESTATE SECURITIES
                                                 REAL ESTATE SECURITIES TRUST A                      TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             283,734                    281,074                          0
Units issued                                           295,540                    180,862                    170,713
Units redeemed                                        (148,883)                  (178,202)                   (48,069)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   430,391                    283,734                    122,644
                                      ===================================================   ========================

Unit value                            $13.882066 TO $14.251467   $13.771429 to $14.088482   $11.817865 TO $12.702902

Net assets, end of period             $              6,082,362   $              3,974,855   $              1,455,223

Investment income ratio*                                  2.79%                      2.91%                      0.24%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***               0.80% TO 1.16%             1.45% to 2.89%           (5.46%) TO 1.62%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       BALANCED TRUST A                         BALANCED TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             423,533                    369,594                          0
Units issued                                           255,642                    151,644                     38,125
Units redeemed                                        (202,257)                   (97,705)                    (5,923)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   476,918                    423,533                     32,202
                                      ===================================================   ========================

Unit value                            $ 8.355296 TO $10.672379   $ 9.928886 to $12.637994   $10.643258 TO $11.285455

Net assets, end of period             $              4,655,313   $              5,076,285   $                360,474

Investment income ratio*                                  2.45%                      2.07%                      0.18%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (15.85%) TO (15.55%)        (11.67%) to (8.49%)        (14.85%) TO (2.46%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       HIGH YIELD TRUST A                      HIGH YIELD TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             792,885                    558,918                          0
Units issued                                           642,247                    614,745                    168,512
Units redeemed                                        (583,300)                  (380,778)                   (90,330)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   851,832                    792,885                     78,182
                                      ===================================================   ========================

Unit value                            $ 9.790451 TO $11.519811   $10.698741 to $12.544550   $11.370655 TO $11.724791

Net assets, end of period             $              9,168,510   $              9,538,643   $                909,514

Investment income ratio*                                  8.31%                     10.28%                      0.85%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***            (8.49%) TO (8.17%)         (7.43%) to (6.80%)         (9.03%) TO (0.84%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                              LIFESTYLE AGGRESSIVE
                                               LIFESTYLE AGGRESSIVE 1000 TRUST A                  1000 TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             447,744                    357,143                          0
Units issued                                           143,730                    172,426                    127,710
Units redeemed                                        (125,709)                   (81,825)                    (1,464)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   465,765                    447,744                    126,246
                                       ==================================================   ========================

Unit value                            $ 7.846184 TO $ 9.948297   $10.070301 to $12.723595   $ 9.993367 TO $10.024515

Net assets, end of period             $              4,238,979   $              5,386,950   $              1,264,135

Investment income ratio*                                  0.83%                      4.16%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (22.09%) TO (21.81%)       (15.10%) to (12.42%)        (20.05%) TO (5.59%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                              LIFESTYLE GROWTH 820
                                                 LIFESTYLE GROWTH 820 TRUST A                        TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                           1,964,722                  1,569,244                          0
Units issued                                           677,069                    651,200                    442,206
Units redeemed                                        (439,698)                  (255,722)                   (18,074)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                 2,202,093                  1,964,722                    424,132
                                      ===================================================   ========================

Unit value                            $ 8.934824 TO $12.028869   $10.804923 to $14.495682   $10.537942 TO $10.686894

Net assets, end of period             $             23,853,389   $             26,833,192   $              4,522,933

Investment income ratio*                                  2.17%                      5.03%                      0.04%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (17.31%) TO (17.02%)        (10.54%) to (8.59%)        (15.70%) TO (4.44%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                               LIFESTYLE BALANCED
                                                LIFESTYLE BALANCED 640 TRUST A                     640 TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                           2,394,407                  1,807,767                          0
Units issued                                         1,102,258                    876,830                    841,109
Units redeemed                                        (576,824)                  (290,190)                   (50,715)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                 2,919,841                  2,394,407                    790,394
                                      ===================================================   ========================

Unit value                            $10.228949 TO $13.704682   $11.559863 to $15.433664   $11.180582 TO $11.355046

Net assets, end of period             $             35,380,240   $             34,509,338   $              8,940,240

Investment income ratio*                                  3.25%                      5.21%                      0.23%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (11.51%) TO (11.20%)         (6.34%) to (5.23%)        (10.56%) TO (2.58%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                LIFESTYLE MODERATE
                                                LIFESTYLE MODERATE 460 TRUST A                      460 TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                           1,257,133                    725,241                          0
Units issued                                           749,221                    659,601                    388,031
Units redeemed                                        (296,941)                  (127,709)                   (10,996)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                 1,709,413                  1,257,133                    377,035
                                      ===================================================   ========================

Unit value                            $11.527502 TO $15.315540   $12.224839 to $16.185243   $11.849812 TO $11.910967

Net assets, end of period             $             22,372,437   $             18,653,484   $              4,480,368

Investment income ratio*                                  3.40%                      4.90%                      0.31%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***            (5.70%) TO (5.37%)         (2.72%) to (2.35%)         (5.20%) TO (1.16%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                    LIFESTYLE
                                                                                                CONSERVATIVE 280
                                               LIFESTYLE CONSERVATIVE 280 TRUST A                    TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             715,429                    350,354                          0
Units issued                                           885,117                    468,912                    329,317
Units redeemed                                        (180,134)                  (103,837)                   (15,647)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                 1,420,412                    715,429                    313,670
                                      ===================================================   ========================

Unit value                            $13.091280 TO $16.741166   $13.096907 to $16.689833   $12.466950 TO $12.526309

Net assets, end of period             $             20,440,742   $             10,950,430   $              3,912,613

Investment income ratio*                                  2.80%                      3.81%                      0.16%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***             (0.04%) TO 0.31%             1.28% to 1.78%           (0.26%) TO 0.53%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                                                 SMALL COMPANY
                                                  SMALL COMPANY VALUE TRUST A                    VALUE TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             655,406                    327,836                          0
Units issued                                           585,786                    492,738                    250,437
Units redeemed                                        (394,752)                  (165,168)                   (42,448)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   846,440                    655,406                    207,989
                                      ===================================================   ========================

Unit value                            $11.960450 TO $12.924339   $12.925755 to $13.981425   $10.207514 TO $11.505543

Net assets, end of period             $             10,437,539   $              8,633,141   $              2,133,803

Investment income ratio*                                  0.30%                      0.16%                      0.04%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***            (7.56%) TO (7.24%)            4.78% to 8.72%         (18.34%) TO (2.04%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  INTERNATIONAL
                                                  INTERNATIONAL VALUE TRUST A                     VALUE TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             262,146                    159,197                          0
Units issued                                         2,263,309                    450,036                    379,567
Units redeemed                                      (2,115,511)                  (347,087)                  (266,790)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   409,944                    262,146                    112,777
                                      ===================================================   ========================

Unit value                            $ 8.453467 TO $ 8.531381   $10.459987 to $10.529997   $ 9.770965 TO $10.320663

Net assets, end of period             $              3,483,774   $              2,755,188   $              1,109,783

Investment income ratio*                                  0.65%                      1.01%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (19.26%) TO (18.98%)       (11.53%) to (11.23%)        (21.83%) TO (7.35%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  SMALL COMPANY
                                                  SMALL COMPANY BLEND TRUST A                     BLEND TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             509,250                     230,87                          0
Units issued                                           436,060                    401,050                     74,932
Units redeemed                                        (510,544)                  (122,673)                   (16,740)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   434,766                    509,250                     58,192
                                      ===================================================   ========================

Unit value                            $ 6.762279 TO $ 8.910911   $ 9.244249 to $12.138851   $ 9.067980 TO $ 9.393008

Net assets, end of period             $              3,517,937   $              5,918,406   $                534,610

Investment income ratio*                                  0.27%                      0.00%                      0.01%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (26.85%) TO (26.59%)          (3.92%) to 0.54%         (27.46%) TO (7.30%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      TOTAL RETURN TRUST A                    TOTAL RETURN TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                           1,722,197                    562,835                          0
Units issued                                         2,274,872                  1,436,713                    949,192
Units redeemed                                        (604,853)                  (277,351)                   (49,011)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                 3,392,216                  1,722,197                    900,181
                                      ===================================================   ========================

Unit value                            $15.136415 TO $15.455104   $14.065149 to $14.311130   $13.312683 TO $13.348694

Net assets, end of period             $             51,820,869   $             24,468,266   $             11,993,065

Investment income ratio*                                  2.41%                      3.10%                      0.10%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***               7.62% TO 7.99%             5.47% to 6.77%             1.70% TO 6.79%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                              U.S. LARGE CAP VALUE
                                                 U.S. LARGE CAP VALUE TRUST A                        TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             935,214                    581,872                          0
Units issued                                           483,090                    666,345                    152,259
Units redeemed                                        (248,886)                  (313,003)                   (16,374)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                 1,169,418                    935,214                    135,885
                                      ===================================================   ========================

Unit value                            $ 8.775940 TO $ 9.140645     $11.937561 to $12.3901   $ 9.419481 TO $9.9217620

Net assets, end of period             $             10,492,539     $           11,469,737   $              1,338,296

Investment income ratio*                                  0.29%                      0.34%                      0.02%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (26.48%) TO (26.23%)         (4.15%) to (1.60%)        (24.64%) TO (7.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                     MID CAP STOCK TRUST
                                                     MID CAP STOCK TRUST A                                    B
                                       -----------------------------------------------------       -----------------------
                                                2002                          2001                           2002
                                       -----------------------------------------------------       -----------------------
Units, beginning of period                            511,023                        293,545                             0
Units issued                                          277,177                        313,902                        97,953
Units redeemed                                       (178,172)                       (96,424)                      (12,139)
                                       -----------------------------------------------------       -----------------------

Units, end of period                                  610,028                        511,023                        85,814
                                       =====================================================       =======================

Unit value                             $7.849726 TO $8.123564       $10.305876 to $10.676087       $9.595389 TO $10.119925

Net assets, end of period                          $4,886,818                     $5,346,696                      $865,030

Investment income ratio*                                 0.00%                          0.00%                         0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                 1.40% to 1.75%                1.40% TO 1.75%

Total return, lowest to highest***         (23.91%) TO (23.64%)            (12.46%) to (6.34%)           (23.24%) TO (7.56%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  TACTICAL ALLOCATION
                                                    TACTICAL ALLOCATION TRUST A                         TRUST B
                                       -----------------------------------------------------    ------------------------
                                                2002                         2001                         2002
                                       -----------------------------------------------------    ------------------------
Units, beginning of period                            277,107                         98,610                           0
Units issued                                          105,053                        233,867                      20,010
Units redeemed                                        (88,784)                       (55,370)                       (582)
                                       -----------------------------------------------------    ------------------------

Units, end of period                                  293,376                        277,107                      19,428
                                       =====================================================    ========================

Unit value                             $7.702576 TO $7.827267       $10.197351 to $10.372818     $9.575126 TO $10.159257

Net assets, end of period                          $2,277,517                     $2,842,483                    $193,882

Investment income ratio*                                 0.00%                          0.11%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                 1.40% to 1.75%              1.40% TO 1.75%

Total return, lowest to highest***         (24.54%) TO (24.28%)           (14.81%) to (13.02%)         (23.40%) TO (6.00%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                       DYNAMIC GROWTH
                                                      DYNAMIC GROWTH TRUST A                               TRUST B
                                       ---------------------------------------------------        -----------------------
                                                2002                         2001                           2002
                                       ---------------------------------------------------        -----------------------
Units, beginning of period                            827,774                      479,733                              0
Units issued                                          208,174                      637,794                         11,369
Units redeemed                                       (263,191)                    (289,753)                          (391)
                                       ---------------------------------------------------        -----------------------

Units, end of period                                  772,757                      827,774                         10,978
                                       ===================================================        =======================

Unit value                             $3.269019 TO $3.624989       $4.639280 to $5.149629        $9.578097 TO $10.125646

Net assets, end of period                          $2,655,135                   $4,006,117                       $110,421

Investment income ratio*                                 0.00%                        0.17%                          0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%                 1.40% TO 1.75%

Total return, lowest to highest***         (29.61%) TO (29.36%)         (41.23%) to (37.18%)            (23.38%) TO (5.42%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  INTERNET TECHNOLOGIES
                                                   INTERNET TECHNOLOGIES TRUST A                         TRUST B
                                       -----------------------------------------------------     -----------------------
                                               2002                           2001                        2002
                                       -----------------------------------------------------     -----------------------
Units, beginning of period                            369,810                        265,266                           0
Units issued                                          220,262                        253,404                       7,635
Units redeemed                                       (137,129)                      (148,860)                       (323)
                                       -----------------------------------------------------     -----------------------

Units, end of period                                  452,943                        369,810                       7,312
                                       =====================================================     =======================

Unit value                             $2.277340 TO $2.292614         $3.687062 to $3.714267     $7.710225 TO $11.384476

Net assets, end of period                          $1,037,982                     $1,369,865                     $83,099

Investment income ratio*                                 0.00%                          0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                 1.40% to 1.75%              1.40% TO 1.75%

Total return, lowest to highest***         (38.30%) TO (38.08%)           (46.98%) to (40.41%)         (38.32%) TO (8.92%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                   INTERNATIONAL INDEX
                                                   INTERNATIONAL INDEX TRUST A                           TRUST B
                                       ----------------------------------------------------     -------------------------
                                                2002                          2001                            2002
                                       ----------------------------------------------------     -------------------------
Units, beginning of period                             29,265                        10,172                             0
Units issued                                           69,161                       433,216                       136,002
Units redeemed                                        (10,156)                     (414,123)                     (124,667)
                                       ----------------------------------------------------     -------------------------

Units, end of period                                   88,270                        29,265                        11,335
                                       ====================================================     =========================

Unit value                             $6.933612 TO $7.156227        $8.508168 to $8.790137      $10.138456 TO $10.614836

Net assets, end of period                            $623,668                      $251,803                      $115,178

Investment income ratio*                                 1.94%                         1.28%                         2.30%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%                1.40% TO 1.75%

Total return, lowest to highest***         (18.59%) TO (18.30%)          (23.69%) to (23.40%)           (18.89%) TO (3.26%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  TOTAL STOCK MARKET
                                                  TOTAL STOCK MARKET INDEX TRUST A                   INDEX TRUST B
                                      -----------------------------------------------------     -----------------------
                                                2002                         2001                       2002
                                      -----------------------------------------------------     -----------------------
Units, beginning of period                            109,904                        23,583                           0
Units issued                                          116,713                       104,437                      31,132
Units redeemed                                        (52,336)                      (18,116)                     (2,760)
                                      -----------------------------------------------------     -----------------------

Units, end of period                                  174,281                       109,904                      28,372
                                      =====================================================     =======================

Unit value                             $7.503914 TO $7.713002        $9.692272 to $9.972325     $9.804582 TO $10.226558

Net assets, end of period                          $1,331,999                    $1,084,914                    $289,021

Investment income ratio*                                 1.02%                         1.44%                       3.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%              1.40% TO 1.75%

Total return, lowest to highest***         (22.66%) TO (22.38%)           (12.87%) to (9.87%)         (21.56%) TO (5.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                    500 INDEX PORTFOLIO
                                                 500 INDEX PORTFOLIO TRUST A                              TRUST B
                                      -----------------------------------------------------      ------------------------
                                               2002                         2001                           2002
                                      -----------------------------------------------------      ------------------------
Units, beginning of period                            819,472                       145,889                             0
Units issued                                        1,462,210                       866,311                       324,770
Units redeemed                                     (1,043,912)                     (192,728)                     (140,676)
                                      -----------------------------------------------------      ------------------------

Units, end of period                                1,237,770                       819,472                       184,094
                                      =====================================================      ========================

Unit value                             $7.344179 TO $7.548807        $9.637624 to $9.916084       $9.652858 TO $10.232056

Net assets, end of period                          $9,218,725                    $7,985,947                    $1,861,963

Investment income ratio*                                 0.00%                         1.42%                         0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%                1.40% TO 1.75%

Total return, lowest to highest***         (23.87%) TO (23.61%)          (13.81%) to (11.37%)           (22.78%) TO (5.84%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                         MID CAP INDEX
                                                          MID CAP INDEX TRUST A                              TRUST B
                                          ------------------------------------------------------      -----------------------
                                                    2002                         2001                          2002
                                          ------------------------------------------------------      -----------------------
Units, beginning of period                                  93,799                       17,609                             0
Units issued                                               146,035                      296,209                        67,208
Units redeemed                                             (90,883)                    (220,019)                       (1,734)
                                          ------------------------------------------------------      -----------------------

Units, end of period                                       148,951                       93,799                        65,474
                                          =====================================================       =======================

Unit value                                $10.642876 TO $10.757291     $12.766859 to $12.858949       $9.990307 TO $10.446948

Net assets, end of period                               $1,595,499                   $1,202,563                      $655,964

Investment income ratio*                                      0.49%                        0.99%                         1.48%

Expense ratio, lowest to highest**                   1.40% TO 1.75%               1.40% to 1.75%                1.40% TO 1.75%

Total return, lowest to highest***              (16.64%) TO (16.34%)            (3.35%) to 1.52%            (20.08%) TO (4.69%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  SMALL CAP INDEX
                                                    SMALL CAP INDEX TRUST A                           TRUST B
                                      ----------------------------------------------------     ----------------------
                                               2002                         2001                       2002
                                      ----------------------------------------------------     ----------------------
Units, beginning of period                             94,937                       14,561                          0
Units issued                                          264,625                      295,598                     71,370
Units redeemed                                       (132,612)                    (215,222)                   (19,195)
                                      ----------------------------------------------------     ----------------------

Units, end of period                                  226,950                       94,937                     52,175
                                      ====================================================     ======================

Unit value                             $8.926733 TO $9.190549     $11.557294 to $11.910780     $9.484387 TO $9.810708

Net assets, end of period                          $2,049,857                   $1,115,681                   $496,477

Investment income ratio*                                 1.32%                        1.71%                      2.40%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***         (22.84%) TO (22.57%)            (0.17%) to 4.18%         (24.12%) TO (6.15%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  CAPITAL APPRECIATION
                                                  CAPITAL APPRECIATION TRUST A                           TRUST B
                                      -----------------------------------------------------      ----------------------
                                               2002                          2001                        2002
                                      -----------------------------------------------------      ----------------------
Units, beginning of period                             81,629                           790                           0
Units issued                                          129,156                       113,604                      46,512
Units redeemed                                        (31,761)                      (32,765)                     (1,964)
                                      -----------------------------------------------------      ----------------------

Units, end of period                                  179,024                        81,629                      44,548
                                      =====================================================      ======================

Unit value                             $5.978615 TO $6.024194        $8.769024 to $8.804929      $8.742892 TO $9.565574

Net assets, end of period                          $1,073,083                      $716,429                    $421,782

Investment income ratio*                                 0.00%                         0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%              1.40% TO 1.75%

Total return, lowest to highest***         (31.82%) TO (31.58%)          (19.76%) to (17.10%)         (30.06%) TO (8.54%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                   TELECOMMUNICATIONS
                                                     TELECOMMUNICATIONS TRUST A                          TRUST B
                                      -----------------------------------------------------      ----------------------
                                               2002                           2001                        2002
                                      -----------------------------------------------------      ----------------------
Units, beginning of period                             47,680                             0                           0
Units issued                                           62,691                        50,620                       9,439
Units redeemed                                        (27,399)                       (2,940)                         (3)
                                      -----------------------------------------------------      ----------------------

Units, end of period                                   82,972                        47,680                       9,436
                                      =====================================================      ======================

Unit value                             $4.029891 TO $4.053631        $7.836946 to $7.855476      $6.822616 TO $9.959292

Net assets, end of period                            $334,841                      $374,000                     $93,813

Investment income ratio*                                 0.00%                         0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%              1.40% TO 1.75%

Total return, lowest to highest***         (48.58%) TO (48.40%)          (37.30%) to (37.16%)        (45.42%) TO (11.09%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  HEALTH SCIENCES TRUST
                                                    HEALTH SCIENCES TRUST A                                 B
                                      ----------------------------------------------------       -----------------------
                                               2002                         2001                          2002
                                      ----------------------------------------------------       -----------------------
Units, beginning of period                            171,514                            0                             0
Units issued                                          206,697                      248,183                        93,194
Units redeemed                                        (80,249)                     (76,669)                      (35,764)
                                      ----------------------------------------------------       -----------------------

Units, end of period                                  297,962                      171,514                        57,430
                                      ====================================================       =======================

Unit value                             $9.567392 TO $9.623619     $13.381761 to $13.413253       $9.534743 TO $10.636160

Net assets, end of period                          $2,856,174                   $2,297,932                      $594,408

Investment income ratio*                                 0.00%                        0.00%                         0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%                1.40% TO 1.75%

Total return, lowest to highest***         (28.50%) TO (28.25%)              7.05% to 7.31%            (23.72%) TO (2.52%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                    MID CAP GROWTH TRUST
                                                     MID CAP GROWTH TRUST A                                  B
                                      -----------------------------------------------------        ----------------------
                                                2002                        2001                            2002
                                      -----------------------------------------------------        ----------------------
Units, beginning of period                             86,522                             0                             0
Units issued                                          157,786                        95,199                        39,459
Units redeemed                                        (56,545)                       (8,677)                       (8,235)
                                      -----------------------------------------------------        ----------------------

Units, end of period                                  187,763                        86,522                        31,224
                                      =====================================================        ======================

Unit value                             $7.079301 TO $7.120941      $10.347320 to $10.371739        $8.634016 TO $9.698036

Net assets, end of period                          $1,330,927                      $896,074                      $299,609

Investment income ratio*                                 0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%                1.40% TO 1.75%

Total return, lowest to highest***         (31.58%) TO (31.34%)          (17.22%) to (17.03%)           (30.93%) TO (7.86%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                        MID CAP
                                                                                                     OPPORTUNITIES
                                                 MID CAP OPPORTUNITIES TRUST A                          TRUST B
                                      -----------------------------------------------------     ----------------------
                                                2002                        2001                         2002
                                      -----------------------------------------------------     ----------------------
Units, beginning of period                             59,696                             0                          0
Units issued                                           77,948                        69,390                     20,788
Units redeemed                                        (22,755)                       (9,694)                      (737)
                                      -----------------------------------------------------     ----------------------

Units, end of period                                  114,889                        59,696                     20,051
                                      =====================================================     ======================

Unit value                             $7.176410 TO $7.218634      $10.465924 to $10.490622     $8.907082 TO $9.425830

Net assets, end of period                            $825,396                      $625,080                   $188,423

Investment income ratio*                                 0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***         (31.43%) TO (31.19%)          (16.27%) to (16.08%)        (28.74%) TO (7.06%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                    FINANCIAL SERVICES
                                               FINANCIAL SERVICES TRUST A                                TRUST B
                                      -----------------------------------------------------     --------------------------
                                               2002                          2001                          2002
                                      -----------------------------------------------------     --------------------------
Units, beginning of period                            145,091                             0                              0
Units issued                                          132,427                       154,006                         73,527
Units redeemed                                        (56,145)                       (8,915)                       (32,677)
                                      -----------------------------------------------------     --------------------------

Units, end of period                                  221,373                       145,091                         40,850
                                      =====================================================     ==========================

Unit value                             $9.277011 TO $9.331532      $11.497105 to $11.524203       $10.227986 TO $10.347728

Net assets, end of period                          $2,058,372                    $1,670,551                       $418,450

Investment income ratio*                                 0.00%                         0.05%                          0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%                 1.40% TO 1.75%

Total return, lowest to highest***         (19.31%) TO (19.03%)            (8.02%) to (7.81%)            (18.18%) TO (4.25%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  QUANTITATIVE MID CAP
                                                 QUANTITATIVE MID CAP TRUST A                           TRUST B
                                      -----------------------------------------------------      ----------------------
                                               2002                         2001                        2002
                                      -----------------------------------------------------      ----------------------
Units, beginning of period                              8,312                             0                           0
Units issued                                          102,612                        10,721                      13,426
Units redeemed                                        (60,637)                       (2,409)                     (1,089)
                                      -----------------------------------------------------      ----------------------

Units, end of period                                   50,287                         8,312                      12,337
                                      =====================================================      ======================

Unit value                             $7.662062 TO $7.707109      $10.080533 to $10.104317      $9.700786 TO $9.881083

Net assets, end of period                            $386,149                       $83,879                    $121,106

Investment income ratio*                                 0.00%                         0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%              1.40% TO 1.75%

Total return, lowest to highest***         (23.99%) TO (23.72%)          (19.36%) to (19.17%)         (22.39%) TO (4.15%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                     STRATEGIC GROWTH
                                                   STRATEGIC GROWTH TRUST A                               TRUST B
                                      -----------------------------------------------------       -----------------------
                                               2002                         2001                           2002
                                      -----------------------------------------------------       -----------------------
Units, beginning of period                            101,341                             0                             0
Units issued                                          184,686                       115,469                        79,059
Units redeemed                                        (57,044)                      (14,128)                      (10,155)
                                      -----------------------------------------------------       -----------------------

Units, end of period                                  228,983                       101,341                        68,904
                                      =====================================================       =======================

Unit value                             $7.700872 TO $7.746167      $10.891002 to $10.916683       $9.270921 TO $10.385269

Net assets, end of period                          $1,765,119                    $1,104,359                      $709,584

Investment income ratio*                                 0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%                1.40% TO 1.75%

Total return, lowest to highest***         (29.29%) TO (29.04%)          (12.87%) to (12.67%)           (25.83%) TO (7.27%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                     ALL CAP VALUE
                                                     ALL CAP VALUE TRUST A                              TRUST B
                                      ----------------------------------------------------      -----------------------
                                               2002                         2001                         2002
                                      ----------------------------------------------------      -----------------------
Units, beginning of period                             69,410                            0                            0
Units issued                                          193,207                       78,125                       69,036
Units redeemed                                        (61,161)                      (8,715)                      (6,267)
                                      ----------------------------------------------------      -----------------------

Units, end of period                                  201,456                       69,410                       62,769
                                      ====================================================      =======================

Unit value                             $8.838989 TO $8.890942     $12.464762 to $12.494117       $8.867339 TO $9.674898

Net assets, end of period                          $1,784,057                     $865,929                     $593,689

Investment income ratio*                                 0.00%                        0.04%                        0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%               1.40% TO 1.75%

Total return, lowest to highest***         (29.09%) TO (28.84%)           (0.28%) to (0.05%)         (29.06%) TO (10.39%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  CAPITAL OPPORTUNITIES
                                                 CAPITAL OPPORTUNITIES TRUST A                           TRUST B
                                      -----------------------------------------------------      -----------------------
                                               2002                         2001                          2002
                                      -----------------------------------------------------      -----------------------
Units, beginning of period                            105,084                             0                            0
Units issued                                          135,413                       116,233                       48,194
Units redeemed                                        (48,495)                      (11,149)                      (5,414)
                                      -----------------------------------------------------      -----------------------

Units, end of period                                  192,002                       105,084                       42,780
                                      =====================================================      =======================

Unit value                             $7.564926 TO $7.609422      $10.574706 to $10.599650       $9.325864 TO $9.825317

Net assets, end of period                          $1,454,944                    $1,112,393                     $417,670

Investment income ratio*                                 0.00%                         0.00%                        0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%               1.40% TO 1.75%

Total return, lowest to highest***         (28.46%) TO (28.21%)          (15.40%) to (15.20%)          (25.39%) TO (7.29%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        UTILITIES TRUST A                           UTILITIES TRUST B
                                      ----------------------------------------------------      -------------------------
                                                2002                        2001                           2002
                                      ----------------------------------------------------      -------------------------
Units, beginning of period                            153,476                            0                              0
Units issued                                          157,695                      239,335                         12,738
Units redeemed                                       (123,127)                     (85,859)                        (1,421)
                                      ----------------------------------------------------      -------------------------

Units, end of period                                  188,044                      153,476                         11,317
                                      ====================================================      =========================

Unit value                             $6.939875 TO $6.980670       $9.237560 to $9.259344       $10.012642 TO $10.886485

Net assets, end of period                          $1,307,426                   $1,419,248                       $122,892

Investment income ratio*                                 0.01%                        1.30%                          0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%                 1.40% TO 1.75%

Total return, lowest to highest***         (24.87%) TO (24.61%)         (26.10%) to (25.93%)             (19.90%) TO 1.00%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                         MID CAP VALUE
                                                      MID CAP VALUE TRUST A                                 TRUST B
                                      -----------------------------------------------------        ------------------------
                                                2002                          2001                           2002
                                      -----------------------------------------------------        ------------------------
Units, beginning of period                             228,369                            0                               0
Units issued                                           600,898                      237,225                         261,220
Units redeemed                                        (161,232)                      (8,856)                        (32,882)
                                      -----------------------------------------------------        ------------------------

Units, end of period                                   668,035                      228,369                         228,338
                                      =====================================================        ========================

Unit value                            $11.426974 TO $11.494079     $12.936460 to $12.966914        $10.830161 TO $11.425215

Net assets, end of period                           $7,650,827                   $2,957,589                      $2,487,641

Investment income ratio*                                  0.00%                        0.55%                           0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%               1.40% to 1.75%                  1.40% TO 1.75%

Total return, lowest to highest***          (11.67%) TO (11.36%)              3.49% to 3.74%              (13.36%) TO (3.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                    FUNDAMENTAL VALUE
                                                   FUNDAMENTAL VALUE TRUST A                             TRUST B
                                      ---------------------------------------------------       -------------------------
                                               2002                        2001                            2002
                                      ---------------------------------------------------       -------------------------
Units, beginning of period                           305,676                            0                               0
Units issued                                         487,890                      320,983                         220,570
Units redeemed                                       (71,713)                     (15,307)                         (9,014)
                                      ---------------------------------------------------       -------------------------

Units, end of period                                 721,853                      305,676                         211,556
                                      ===================================================       =========================

Unit value                            $9.545508 TO $9.601589     $11.592814 to $11.620125        $10.546509 TO $10.633144

Net assets, end of period                         $6,898,859                   $3,545,972                      $2,235,257

Investment income ratio*                                0.09%                        0.00%                           0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%               1.40% to 1.75%                  1.40% TO 1.75%

Total return, lowest to highest***        (17.66%) TO (17.37%)           (7.26%) to (7.04%)             (15.63%) TO (3.19%)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying fund are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

7.       DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

                 Old Name                                                       New Name
FNAL Variable Account                            The Manufacturers Life Insurance Company of New York Separate Account A
First North American Life Assurance Company      The Manufacturers Life Insurance Company of New York

The following name changes took place November 1, 1997:

      Old Name                                           New Name
NAWL Holding Co., Inc.                     Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

        Old Name                                                New Name
Wood Logan Associates, Inc.                            Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets.

                                    * * * * *

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements

                  (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement). FILED HEREWITH

                  (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement). FILED HEREWITH

         (b)      Exhibits

                  (1)      (a)      Resolution of the Board of Directors of
                                    First North American Life Assurance Company establishing the FNAL Variable Account - incorporated by reference to Exhibit
                                    (b)(1)(a) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.

                           (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit
                                    (b)(1)(b) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.

                  (2) Agreements for custody of securities and similar investments - Not Applicable.

                  (3)      (a)      Underwriting and Distribution Agreement
                                    between The Manufacturers Life Insurance
                                    Company of New York (Depositor) and
                                    Manufacturers Financial Securities LLC
                                    (Underwriter)-incorporated by reference to
                                    Exhibit (b)(3)(a) to the Registrant's
                                    Initial Registration Statement on Form N-4
                                    File, No.333-83558, filed February 28, 2002.

                           (b) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Financial Securities LLC (Underwriter) and General
                                    Agents-incorporated by reference to Exhibit
                                    (b)(3)(b) to the Registrant's Initial
                                    Registration Statement on Form N-4 File,
                                    No.333-83558, filed February 28, 2002.

                  (4)      (a)(i)   Form of Specimen Flexible Purchase Payment
                                    Individual Deferred Combination Fixed and
                                    Variable Annuity Contract, Non-Participating
                                    (v24) - incorporated by reference to Exhibit
                                    (b)(4)(a)(i) to the Registrant's Initial
                                    Registration Statement on Form N-4 File,
                                    No.333-83558, filed February 28, 2002.

                  (5)      (a)(i)   Form of Specimen Application for Flexible
                                    Purchase Payment Individual Deferred
                                    Combination Fixed and Variable Annuity
                                    Contract, Non-Participating (v24) -
                                    previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to
                                    Registrant's Registration Statement on Form
                                    N-4 File, No.33-79112, filed February 25,
                                    2000.

                  (6)      (a)(i)   Declaration of Intention and Charter of
                                    First North American Life Assurance Company
                                    - incorporated by reference to Exhibit
                                    (b)(6)(a)(i) to post-effective amendment no.
                                    7 to Registrant's Registration Statement on
                                    Form N-4 File, No.33-46217, filed February
                                    25, 1998.

                           (a)(ii) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit
                                    (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                           (a)(iii) Certificate of Amendment of the Declaration
                                    of Intention and Charter of The
                                    Manufacturers Life Insurance Company of New
                                    York - incorporated by reference to Exhibit
                                    (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                           (b) By-laws of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(3)(c) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                  (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

                  (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                           (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company -incorporated by reference to Exhibit (b)(3)(a) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

                           (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

                  (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered-Incorporated by reference to Exhibit (A)(9) to pre-effective amendment no. 1 to this registration statement filed on September 6, 2002.

                  (10)     Written consent of Ernst & Young LLP - FILED HEREWITH

                  (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

                  (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

                  (13) Schedules of computations - Incorporated by reference to Exhibit (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

                  (14)     (a)      Power of Attorney - The Manufacturers Life
                                    Insurance Company of New York Directors is incorporated by reference to exhibit 7 to pre-effective amendment no. 1 to The
                                    Manufacturers Life

                                    Insurance Company of New York Separate
                                    Account B Registration Statement on Form
                                    S-6, filed March 16, 1998.

                           (b) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit
                                    (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

                           (c) Power of Attorney, James D. Gallagher and James R. Boyle - incorporated by reference to Exhibit (7)(iii) to pre-effective amendment no. 1 to the Registration Statement on Form S-6, File No. 333-83023, filed November 1, 1999.

                           (d) Power of Attorney, Robert Cook - previously filed as Exhibit (b)(14)(d) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

                           (e) Power of Attorney, Bradford J. Race, Jr. - incorporated by reference to Exhibit
                                    (b)(14)(e) to the Registrant's Initial
                                    Registration Statement on Form N-4 File,
                                    No.333-83558, filed February 28, 2002.

                           (f) Power of Attorney, Joseph M. Scott - Incorporated by reference to Exhibit (b)
                                    (14) (f) to the registration statement on Form N-4, File No. 333-79112, filed April, 2003.

                  (27)     Financial Data Schedule - Not Applicable

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

         NAME AND                   POSITION WITH THE MANUFACTURERS LIFE INSURANCE
PRINCIPAL BUSINESS ADDRESS                        COMPANY OF NEW YORK
Bruce Avedon                                         Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Thomas Borshoff                                      Director
3 Robin Drive
Rochester, NY  14618

James R. Boyle                                       Director
500 Boylston Street
Boston, MA  02116

Robert Cook                                          Director
73 Tremont Street
Boston, MA 02108

John D. DesPrez III                            Director and Chairman
73 Tremont Street
Boston, MA 02108

Ruth Ann Fleming                                     Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                            Director and President
73 Tremont Street
Boston, MA 02108

         NAME AND                   POSITION WITH THE MANUFACTURERS LIFE INSURANCE
PRINCIPAL BUSINESS ADDRESS                        COMPANY OF NEW YORK
David W. Libbey                                      Treasurer
500 Boylston Street
Boston, MA  02116

Neil M. Merkl, Esq                                   Director
35-35 161st Street
Flushing, NY 11358

Joseph M. Scott                                      Director
73 Tremont Street
Boston, MA  02108

Bradford J. Race Jr                                  Director
136 East 64th Street
New York, NY 10021

Nicole Humblias                            Chief Administrative Officer
100 Summit Lake Drive
Valhalla, NY 10595

Kimberly S. Ciccarelli                          Secretary & Counsel
73 Tremont Street
Boston, MA 02108

John Ostler                                      Appointed Actuary
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2002

                                                                            LEGAL        % OF         JURISDICTION OF
                  AFFILIATE                                                  ID         EQUITY         INCORPORATION
---------------------------------------------------------------------------------------------------------------------
MANULIFE FINANCIAL CORPORATION                                                 2           100            CANADA
   The Manufacturers Life Insurance Company                                    1           100            Canada
     Manulife Bank of Canada                                                  58           100            Canada
     Manulife Financial Services Inc.                                        190           100            Canada
     Manulife Securities International Ltd.                                   79           100            Canada
     Enterprise Capital Management Inc.                                                     20            Ontario
     Cantay Holdings Inc.                                                     51           100            Ontario
     FNA Financial Inc.                                                      115           100            Canada
        Elliot & Page Limited                                                116           100            Ontario
     NAL Resources Limited                                                   117           100            Alberta
     3550435 Canada Inc.                                                     107           100            Canada
        MFC Insurance Company Limited                                        106           100            Canada
        CMG Life Insurance Company, Inc.                                     104           100            Philippines

                                                                            LEGAL        % OF             JURISDICTION OF
                  AFFILIATE                                                  ID         EQUITY             INCORPORATION
----------------------------------------------------------------------------------------------------------------------------
        CMG Plans, Inc.                                                      155           100            Philippines
     Manulife Canada Ltd.                                                    157           100            Canada
     1293319 Ontario Inc.                                                    170           100            Ontario
     Manulife International Capital Corporation Limited                      135           100            Ontario
        Golf Town Canada Inc.                                                145            43.44         Canada
        Regional Power Inc.                                                  136            80            Ontario
                              ADDALAM POWER CORPORATION (1.)                                50            Philippines
        VFC Inc.                                                                            27.43         Canada
        Luxell Technologies Inc.                                                            10.24         Ontario
        Avotus Corp.                                                                        10.45         Canada
     Canaccord Holdings Ltd.                                                                12.82         British Columbia
     3426505 Canada Inc.                                                     161           100            Canada
     First North American Insurance Company                                  111           100            Canada
     NAL Resources Management Limited                                        120           100            Canada
     Seamark Asset Management Ltd.                                           118            35.01         Canada
     Resolute Energy Inc.                                                                   11.74         Alberta
     Micro Optics Design Corporation                                                        17.69         Nevada
     Innova LifeSciences Corporation                                                        14.03         Ontario
     PK Liquidating Company I, LLC                                                          18.66         Delaware
     2015401 Ontario Inc.                                                                  100            Ontario
     2015500 Ontario Inc.                                                                  100            Ontario
     PK Liquidating Company II, LLC                                                         18            Delaware
     Cavalier Cable, Inc. (2)                                                               78            Delaware
     The Manufacturers Investment Corporation                                 87           100            Michigan
        Manulife Reinsurance Limited                                          67           100            Bermuda
        The Manufacturers Life Insurance Company (U.S.A.)                     19           100            Michigan
           Ironside Venture Partners II LLC                                  197           100            Delaware
           ESLS Investment Limited, LLC                                      167            25            Ohio
           The Manufacturers Life Insurance Company of America                17           100            Michigan
           Manulife Financial Securities LLC                                   5           100            Delaware
           ManuLife Service Corporation                                        7           100            Colorado
           Aegis Analytic Corporation                                                       15.41         Delaware
           Manulife Property Management of Washington, D.C., Inc.                          100            Wash., D.C.
           Ennal, Inc.                                                       124           100            Ohio
           Dover Leasing Investments, LLC                                    139            99            Delaware
           Manufacturers Securities Services, LLC                             97            60(3)         Delaware
           The Manufacturers Life Insurance Company of New York               94           100            New York
           Ironside Venture Partners I LLC                                   196           100            Delaware
             NewRiver Investor Communications Inc.                                          11.97         Delaware
             MCC Asset Management, Inc.                                      186           100            Delaware
           MFC Global Investment Management (U.S.A.) Limited                   6           100            Colorado
           Manulife Leasing Co., LLC                                                        80            Delaware
           Flex Holding, LLC                                                                27.7          Delaware
             Flex Leasing I, LLC                                                            99.99         Delaware
           Flex Leasing II, LLC                                                             19.6          Delaware
           Polymerix Corporation                                                            18.7          Delaware
           TissueInformatics Inc.                                                           14.71         Delaware
     MFC Global Fund Management (Europe) Limited                              64           100            U.K.
        MFC Global Investment Management (Europe) Limited                                  100            U.K.

                                                                            LEGAL        % OF             JURISDICTION OF
                  AFFILIATE                                                  ID         EQUITY             INCORPORATION
----------------------------------------------------------------------------------------------------------------------------

     WT (SW) Properties Ltd.                                                  82           100            U.K.
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                    138           100            Germany
     Manulife International Holdings Limited                                 152           100            Bermuda
        Manulife Provident Funds Trust Company Limited                       163           100            Hong Kong
        Manulife Funds Direct (Barbados) Limited                              78           100            Barbados
           P.T. Manulife Aset Manajemen Indonesia                                           55            Indonesia
           Manulife Asset Management (Hong Kong) Limited                                   100            Hong Kong
        Manulife (International) Limited                                      28           100            Bermuda
           The Manufacturers (Pacific Asia) Insurance Company Limited         61           100            Hong Kong
                                     MANULIFE CONSULTANTS LIMITED                          100            Hong Kong
                               MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                    100            Hong Kong
           Manulife Financial Management Limited                                           100            Hong Kong
           Manulife Financial Group Limited                                                100            Hong Kong
           Manulife Financial Investment Limited                                           100            Hong Kong
           Manulife-Sinochem Life Insurance Co. Ltd.                          43            51            China
     Manulife (Vietnam) Limited                                              188           100            Vietnam
     The Manufacturers Life Insurance Co. (Phils.), Inc.                     164           100            Philippines
        Manulife Financial Plans, Inc.                                       187           100            Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                                    42            71            Indonesia
        P.T. Buanadaya Sarana Informatika                                                  100            Indonesia
                               P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                       100            Indonesia
     Manulife (Singapore) Pte. Ltd.                                           14           100            Singapore
     Manulife Holdings (Bermuda) Limited                                     147           100            Bermuda
                               MANUFACTURERS LIFE REINSURANCE LIMITED         49           100            Barbados
           Manulife Management Services Ltd.                                 191           100            Barbados
           Manufacturers P&C Limited                                          36           100            Barbados
     Manulife European Holdings (Alberta) Limited                            146           100            Alberta
        Manulife Hungary Holdings KFT                                        149            99(4)         Hungary
     MLI Resources Inc.                                                      193           100            Alberta
        Manulife Life Insurance Company                                      180            35(5)         Japan
        Manulife Century Investments (Bermuda) Limited                       172           100            Bermuda
           Manulife Century Investments (Luxembourg) S.A.                    173           100            Luxembourg
             Manulife Century Investments (Netherlands) B.V.                 174           100            Netherlands
                Daihyaku Manulife Holdings (Bermuda) Limited                 175           100            Bermuda
                Manulife Century Holdings (Netherlands) B.V.                 195           100            Netherlands
                  Kyoritsu Confirm Co., Ltd.                                 179            90.9(6)       Japan
                  Manulife Premium Collection Co., Ltd.                      178            57(7)         Japan
     Manulife Holdings (Hong Kong) Limited                                    15           100            Hong Kong
     Manulife (Malaysia) SDN.BHD.                                             74           100            Malaysia
     Manulife Financial Systems (Hong Kong) Limited                           53           100            Hong Kong
     MF Leasing (Canada) Inc.                                                169           100            Ontario
     Manulife Data Services Inc.                                              81           100            Barbados

(1.)     Inactive subsidiaries are noted in italics.

(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(4)      1% of Manulife Hungary Holdings KFT is owned by MLI Resources Inc.

(5) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.

(6) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.

(7) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

Item 27. Number of Contract Owners.

As of FEBRUARY 28, 2003 there were 196 qualified and 130 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a.       Name of Investment Company                     Capacity In Which Acting

         Set forth below is information concerning other investment companies for which Manulife Financial Securities LLC, the principal underwriter of the contracts, acts as principal underwriter.

         The Manufacturers Life Insurance               Principal Underwriter
         Company (U.S.A.)
         Separate Account H

         The Manufacturers Life Insurance               Principal Underwriter
         Company (U.S.A.)
         Separate Account I

         The Manufacturers Life Insurance               Principal Underwriter
         Company (U.S.A.)
         Separate Account J

         The Manufacturers Life Insurance               Principal Underwriter
         Company (U.S.A.)
         Separate Account K

         The Manufacturers Life Insurance               Principal Underwriter
         Company (U.S.A.)
         Separate Account M

         The Manufacturers Life Insurance               Principal Underwriter
         Company of New York Separate
         Account A

         The Manufacturers Life Insurance               Principal Underwriter
         Company of New York Separate
         Account B

     b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities LLC ("Manulife Financial Securities") and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial

Officer) and Jim Gallagher* (Vice President , Secretary and General Counsel). The board of managers of Manulife Financial Securities (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of Manulife Financial Securities.

*Principal business office is 73 Tremont Street, Boston, MA 02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT 06901

c.       None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 29th day of April, 2003.


THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: THE MANUFACTURERS LIFE
INSURANCE COMPANY OF NEW YORK
(Depositor)

By: /s/ JAMES D. GALLAGHER
    ---------------------------
    James D. Gallagher
    President

Attest

/s/ KIM CICCARELLI
-------------------------------
Kim Ciccarelli
Secretary

Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amended Registration Statement to be signed on its behalf by the undersigned on the ____ day of _________, 2003 in the City of Boston, and Commonwealth of Massachusetts.

THE MANUFACTURERS LIFE
INSURANCE COMPANY OF NEW YORK
(Depositor)

By: /s/ JAMES D. GALLAGHER
    ---------------------------
    James D. Gallagher
    President

Attest

/s/ KIM CICCARELLI
-------------------------------
Kim Ciccarelli
Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 29th day of April, 2003.


               SIGNATURE                                    TITLE

/s/ JAMES D. GALLAGHER                              Director and President
------------------------------------------          (Principal Executive
James D. Gallagher                                  Officer)


*_________________________________________          Director and Chairman
John D. DesPrez, III

*_________________________________________          Director
Ruth Ann Fleming

*_________________________________________          Director
Neil M. Merkl

*_________________________________________          Director
Thomas Borshoff

*_________________________________________          Director
Bradford J. Race Jr.

*_________________________________________          Director
James R. Boyle

*_________________________________________          Director
Bruce Avedon

*_________________________________________          Director
Joseph M. Scott

*_________________________________________          Director
Robert Cook

/s/ DAVID W. LIBBEY                                 Treasurer (Principal
-------------------------------                     Financial and Accounting
David W. Libbey                                     Officer)

*By: /s/ DAVID W. LIBBEY
    ---------------------------
     David W. Libbey
     Attorney-in-Fact Pursuant
     to Powers of Attorney

                                  EXHIBIT INDEX

Exhibit No.       Description

b(10)             Written consent of Ernst & Young LLP